PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION







                              dated March 1, 2006


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated March 1, 2006, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2005 are hereby incorporated by reference into and are legally a part of this SAI.


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-2080

The prospectuses for Classes A & B shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select and Advisors Preferred share classes may be viewed at www.principal.com.

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Multiple Class Structure................................................

Brokerage Allocation and Other Practices................................

Purchase and Redemption of Shares.......................................

Pricing of Shares .......................................................

Taxation of the Funds...................................................

Calculation of Performance Data.........................................

Portfolio Holdings Disclosure...........................................

General Information.....................................................

Financial Statements....................................................

Disclosure Regarding Portfolio Managers.................................

Appendix A - Description of Bond Ratings ................................

Appendix B - Proxy Voting Policies ......................................

Appendix C - Portfolio Manager Information ..............................

FUND HISTORY


The Principal Investors Fund ("the Registrant") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team. Each of the Funds is diversified except Preferred Securities Fund which is non-diversified.


The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000.


The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
.. September 14, 2000 to add the Bond & Mortgage Securities, Government
  Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;

.. December 13, 2000 to add the LifeTime 2010, LifeTime 2020, LifeTime 2030,
  LifeTime 2040, LifeTime 2050, LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds) and Partners SmallCap Value Fund;

.. March 14, 2001 to add the Capital Preservation Fund;
.. April 17, 2002 to add the Preferred Securities Fund;
.. September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth,
  Partners SmallCap Blend and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
.. September 18, 2003 to add the Partners International, Partners MidCap Growth I
  and Partners MidCap Value I Funds;
.. February 3, 2004 to change the name of the Real Estate Fund to Real Estate
  Securities Fund;
.. March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap
  Growth Fund III and Partners SmallCap Value Fund II;
.. June 21, 2004 to add the Advisors Signature Class and the High Yield Fund and
  the Partners LargeCap Value Fund II;
.. September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth
  Fund II;
.. December 16, 2004 to add Class A and Class B shares, add the Equity Income,
  Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
.. February 4, 2005 to add Class A and Class B shares to the Disciplined LargeCap
  Blend; and
.. May 23, 2005 to change the name of the Capital Preservation Fund to Ultra
  Short Bond Fund.
.. September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund.
.. September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund; and

.. December 21, 2005 to add Class B shares to the Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund and to add Class A shares to the Ultra Short Bond Fund."

Classes offered by each Fund are shown in the table below.

                                             CLASS  CLASS  CLASS  ADVISORS   ADVISORS  ADVISORS
                 FUND NAME                     A      B      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT
                 ---------                   -----  -----  -----  ---------  --------  ---------  ---------  ------
 Bond & Mortgage Securities Fund               X      X      X        X         X          X          X        X
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                   X      X               X         X          X          X        X
 Diversified International Fund
 f/k/a International Fund I                    X      X      X        X         X          X          X        X
 Equity Income Fund                            X      X
 Government & High Quality Bond Fund f/k/a
 Government Securities Fund                    X      X      X        X         X          X          X        X
 High Quality Intermediate-Term Bond Fund                    X        X         X          X          X        X
 High Yield Fund
 Inflation Protection Fund                     X             X        X         X          X          X        X
 International Emerging Markets Fund           X      X      X        X         X          X          X        X
 International Growth Fund
 f/k/a International Fund II                                 X        X         X          X          X        X
 LargeCap Growth Fund                          X      X      X        X         X          X          X        X
 LargeCap S&P 500 Index Fund                   X             X        X         X          X          X        X
 LargeCap Value Fund                           X      X      X        X         X          X          X        X
 MidCap Blend Fund                             X      X      X        X         X          X          X        X
 MidCap Growth Fund                                          X        X         X          X          X        X
 MidCap S&P 400 Index Fund                                   X        X         X          X          X        X
 MidCap Value Fund                                           X        X         X          X          X        X
 Money Market Fund                             X      X      X        X         X          X          X        X
 Partners Global Equity Fund                                          X         X          X          X        X
 Partners International Fund                                          X         X          X          X        X
 Partners LargeCap Blend Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Blend Fund I                X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund                               X        X         X          X          X        X
 Partners LargeCap Growth Fund I               X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund II              X             X        X         X          X          X        X
 Partners LargeCap Value Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Value Fund I                                       X         X          X          X        X
 Partners LargeCap Value Fund II                                      X         X          X          X        X
 Partners MidCap Growth Fund                   X      X      X        X         X          X          X        X
 Partners MidCap Growth Fund I                 X                      X         X          X          X        X
 Partners MidCap Growth Fund II                                       X         X          X          X        X
 Partners MidCap Value Fund                    X      X      X        X         X          X          X        X
 Partners MidCap Value Fund I                                         X         X          X          X        X
 Partners SmallCap Blend Fund                                         X         X          X          X        X
 Partners SmallCap Growth Fund I                             X        X         X          X          X        X
 Partners SmallCap Growth Fund II              X      X      X        X         X          X          X        X
 Partners SmallCap Growth Fund III                                    X         X          X          X        X
 Partners SmallCap Value Fund                                X        X         X          X          X        X
 Partners SmallCap Value Fund I                                       X         X          X          X        X
 Partners SmallCap Value Fund II                                      X         X          X          X        X
 Preferred Securities Fund                     X             X        X         X          X          X        X
 Principal LifeTime 2010 Fund                  X             X        X         X          X          X        X
 Principal LifeTime 2020 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2030 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2040 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2050 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime Strategic Income Fund      X      X      X        X         X          X          X        X
 Real Estate Securities Fund                   X      X      X        X         X          X          X        X
 Short-Term Bond Fund
 f/k/a High Quality Short-Term Bond Fund       X             X        X         X          X          X        X
 SmallCap Blend Fund                           X      X      X        X         X          X          X        X
 SmallCap Growth Fund                                        X        X         X          X          X        X
 SmallCap S&P 600 Index Fund                                 X        X         X          X          X        X
 SmallCap Value Fund                           X      X      X        X         X          X          X        X
 Tax-Exempt Bond Fund                          X      X
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund               X             X        X         X          X          X        X

                 FUND NAME                    INSTITUTIONAL
                 ---------                    -------------
 Bond & Mortgage Securities Fund                    X
 Disciplined LargeCap Blend                         X
 f/k/a LargeCap Blend Fund I
 Diversified International Fund                     X
 f/k/a International Fund I
 Equity Income Fund
 Government & High Quality Bond Fund f/k/a          X
 Government Securities Fund
 High Quality Intermediate-Term Bond Fund           X
 High Yield Fund                                    X
 Inflation Protection Fund                          X
 International Emerging Markets Fund                X
 International Growth Fund                          X
 f/k/a International Fund II
 LargeCap Growth Fund                               X
 LargeCap S&P 500 Index Fund                        X
 LargeCap Value Fund                                X
 MidCap Blend Fund                                  X
 MidCap Growth Fund                                 X
 MidCap S&P 400 Index Fund                          X
 MidCap Value Fund                                  X
 Money Market Fund                                  X
 Partners Global Equity Fund                        X
 Partners International Fund                        X
 Partners LargeCap Blend Fund                       X
 Partners LargeCap Blend Fund I                     X
 Partners LargeCap Growth Fund                      X
 Partners LargeCap Growth Fund I                    X
 Partners LargeCap Growth Fund II                   X
 Partners LargeCap Value Fund                       X
 Partners LargeCap Value Fund I                     X
 Partners LargeCap Value Fund II                    X
 Partners MidCap Growth Fund                        X
 Partners MidCap Growth Fund I                      X
 Partners MidCap Growth Fund II                     X
 Partners MidCap Value Fund                         X
 Partners MidCap Value Fund I                       X
 Partners SmallCap Blend Fund                       X
 Partners SmallCap Growth Fund I                    X
 Partners SmallCap Growth Fund II                   X
 Partners SmallCap Growth Fund III                  X
 Partners SmallCap Value Fund                       X
 Partners SmallCap Value Fund I                     X
 Partners SmallCap Value Fund II                    X
 Preferred Securities Fund                          X
 Principal LifeTime 2010 Fund                       X
 Principal LifeTime 2020 Fund                       X
 Principal LifeTime 2030 Fund                       X
 Principal LifeTime 2040 Fund                       X
 Principal LifeTime 2050 Fund                       X
 Principal LifeTime Strategic Income Fund           X
 Real Estate Securities Fund                        X
 Short-Term Bond Fund                               X
 f/k/a High Quality Short-Term Bond Fund
 SmallCap Blend Fund                                X
 SmallCap Growth Fund                               X
 SmallCap S&P 600 Index Fund                        X
 SmallCap Value Fund                                X
 Tax-Exempt Bond Fund
 Ultra Short Bond Fund                              X
 f/k/a Capital Preservation Fund

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.

DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond and Ultra Short Bond Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Except for the Money Market Fund, invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, International Growth, International Emerging Markets and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government & High Quality Bond may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Fund).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Equity Income, International Growth and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.


 5) The Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above:
.. the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.
.. for purposes of normally investing at least 80% of the Fund's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Partners International Fund


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 5) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 6) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 7) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

SECURITY SELECTION
LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600  Index
------------------------------------------------------------------------
Principal Global Investors, LLC ("Principal") allocates Fund assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid, or if the stock is issued by an affiliated company of Principal. In addition, Principal may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Partners LargeCap Blend and Partners LargeCap Growth I
------------------------------------------------------
T. Rowe Price Associates, Inc. ("T. Rowe Price") generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

Partners LargeCap Growth
------------------------
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. GMO then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what GMO believes to be their true fundamental value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered and the models used may change over time.
Partners LargeCap Growth II
---------------------------
American Century Investment Management, Inc. ("American Century") uses a bottom-up approach to select stocks to buy for the Fund. This means the managers make their investment decision based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

Partners LargeCap Value II
--------------------------
American Century's value team looks for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Partners MidCap Growth
----------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
-------------------------------------------------------------------------------
Mellon Equity Associates, LLP ("Mellon Equity") uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Mellon Equity constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell Midcap Growth Index (for the Partners MidCap Growth Fund
I), the S & P SmallCap 600 Index (for the Partners SmallCap Blend Fund) or Russell 2000 Value Index (for the Partners SmallCap Value Fund I), but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Preferred Securities
--------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features.

Partners MidCap Value I
-----------------------
Goldman Sachs Asset Management, L.P. ("GSAM") manages the Fund by using a value-oriented approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

Partners SmallCap Value
-----------------------
Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Index economic sectors to control risk.

Partners SmallCap Value II
--------------------------
Dimensional Fund Advisors Inc. ("Dimensional") believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs.

Portfolio construction: Generally, Dimensional structures the Fund by:
.. selecting a starting universe of securities (for example, all publicly traded
  U.S. common stocks).
.. creating a sub-set of companies meeting the Fund's investment guidelines.
.. excluding certain companies after analyzing various factors (for example, solvency).
.. purchasing stocks using a market capitalization weighted approach.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.


Deviation from market capitalization weighting will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.


Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.


The Fund generally purchases stocks whose market capitalizations are in the lower 10% of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies lists on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market.


Partners LargeCap Value I and Partners SmallCap Growth II
---------------------------------------------------------
UBS Global Asset Management (New York) Inc. ("UBS Global AM") seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

Partners LargeCap Value Fund I: In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.


Partners SmallCap Growth Fund II: In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underling asset values.


Partners SmallCap Value Fund I
------------------------------
Morgan uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Partners SmallCap Value II
--------------------------
Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") is a bottom-up, fundamental, research oriented firm. The firm's approach takes advantage of outstanding in-depth research capabilities and a team decision-making process designed to produce long term returns. The emphasis is on fundamental research conducted by a team of research professionals. Idea generation is focused on companies with stable to increasing return on capital that meets Vaughan Nelson's stringent valuation criteria. This proprietary research is discussed and debated in research meetings and incorporated into the portfolio construction process.

Vaughan Nelson's Small Cap Value product can be described as small cap ($100mm - $2bn at time of purchase), quality, and value priced companies which they believe should generate a 15% compounded return over three to five years.
Vaughan Nelson has a very detailed process of analyzing and evaluating names.
All of their investments fit into one of three categories (listed in order of priority):
.. Companies earning a positive economic margin, with stable to improving returns .. Companies valued at a discount to their asset value
.. Companies with an attractive dividend yield and minimal basis risk

Selections of equity securities for the other Funds (except the Partners MidCap
-------------------------------------------------------------------------------
Value Fund).
------------
Such selections are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

Partners MidCap Value
---------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the three basic steps described in the previous section, but may utilize these same steps in reverse order.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund may seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations.

    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


High-Yield/High-Risk Bonds
--------------------------
The Bond & Mortgage Securities, High Yield, Inflation Protection, Partners International, Partners MidCap Growth Fund II, Short-Term Bond, Tax-Exempt Bond and Ultra Short Bond Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond and Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, Partners International, Preferred Securities, Short-Term Bond and Ultra Short Bond Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity).

As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------

The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
-----------
Each Fund may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
-----------------------------------------------------------------------
Sale-Buybacks
-------------
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.1% of the initial amount delivered.


A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.


Swap Agreements and Options on Swap Agreements
----------------------------------------------
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.


A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.



A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market, . the nature of the security (including any demand or tender features, and . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in illiquid securities.


For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


When-Issued, Delayed Delivery and Forward Commitment Transactions
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Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
  . U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks.

  . U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Municipal Obligations
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The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.


Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

  . Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand, or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.


Taxable Investments of the Tax-Exempt Bond Fund
-----------------------------------------------
The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
--------------------------
Each Fund (except the Money Market Fund) reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs") and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate Securities, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund II use the industry groups of Global Industry Classification Standard (GICS/(R)/). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

.. Government & High Quality Bond (2005 - 542.3%; 2004 - 95.2%): The portfolio managers increased the allocation to certain fixed-income sectors, such as commercial mortgage-backed securities and asset-backed securities, for diversification purposes. The allocation to Treasury and mortgage-backed securities decreased throughout the year to enhance the portfolio's diversification. In addition, the portfolio managers purchased short duration securities, that in turn require more reinvestment as they mature, and utilized mortgage-backed forward purchases (referred to as dollar rolls), which require monthly reinvestment.
.. LargeCap Growth (2005 - 169.0%; 2004 - 59.8%): The Fund's sub-advisor was changed effective January 3, 2005. Bringing the portfolio in line with the strategy of the new portfolio manager resulted in the variation noted.
.. LargeCap S&P 500 Index Fund (2005 - 11.5%; 2004 - 67.3%): In October 2004, the
  Fund was replaced as an underlying fund within the LifeTime series by the Disciplined LargeCap Blend Fund. The variation noted is a result of this shift.
.. MidCap Blend (2005 - 133.8%; 2004 - 60.8%): Larger sales due to the asset size of the acquired fund, Principal MidCap Fund, Inc., drove the portfolio turnover higher.
.. Partners LargeCap Growth I (2005 - 66.5%; 2004 - 157.8%): The Fund's sub-advisor was changed effective August 24, 2004. Bringing the portfolio in line with the strategy of the new portfolio manager resulted in the variation noted.
.. Partners SmallCap Value II (2005 - 50.8%; 2004 - 4.8%): The rate shown for the fiscal period ended October 31, 2004 represents annualized portfolio turnover for the five-month period from June 1, 2004 (date the Fund commenced operations) through October 31, 2004. The rate for the fiscal year ended October 31, 2005 was based on a twelve-month period.
.. Principal LifeTime 2010 (2005 - 10.2%; 2004 - 34.3%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2020 (2005 - 5.5%; 2004 - 27.0%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2030 (2005 - 4.8%; 2004 - 30.7%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2040 (2005 - 7.1%; 2004 - 40.0%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2050 (2005 - 7.5; 2004 - 44.9%): In October 2004, a portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Real Estate Securities (2005 - 26.7%; 2004 - 67.9%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
.. Ultra Short Bond (2005 - 54.9%; 2004 - 105.5%): In May 2005, the shareholders approved the conversion of the Fund from a money market fund to an ultra short fund. Bringing the Fund in line with the new strategy resulted in the variation noted.

MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 86 portfolios as of June 30, 2005) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.

 The following directors are considered to be Independent Directors.
 -------------------------------------------------------------------

                                                                                                       NUMBER
                                                                                                         OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND          OTHER
                                                                                                      COMPLEX      DIRECTORSHIPS
                                                                                                      OVERSEEN          HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)              BY              BY
YEAR OF BIRTH           FUND                    TIME SERVED           DURING PAST 5 YEARS             DIRECTOR        DIRECTOR
-----------------       ---------------------   -----------         -----------------------          ----------    -------------
Elizabeth Ballantine    Director                Since 2004   Principal, EBA Associates                   86        The McClatchy
1113 Basil Road         Member Audit and                     (consulting and investments)                             Company
McLean, Virginia        Nominating Committee
1948

James D. Davis          Director                Since 1993   Retired. Formerly, Vice President,          86             None
4940 Center Court       Member Audit and                     Deere & Company
Bettendorf, Iowa        Nominating Committee                 (machinery and equipment)
1934

Richard W. Gilbert      Director                Since 2000   President, Gilbert Communications,          86            Calamos
5040 Arbor Lane, #302   Member Audit and                     Inc.                                                      Asset
Northfield, Illinois    Nominating Committee                 (management advisory services)                         Management,
1940                                                                                                                    Inc.

Mark A. Grimmett        Director                Since 2004   Executive Vice President and CFO,           86
6310 Deerfield Avenue   Member Audit and                     since 2000, and prior thereto, Vice                        None
San Gabriel,            Nominating Committee                 President and CFO, Merle Norman
California                                                   Cosmetics, Inc.
1960                                                         (manufacturer and distributor of skin
                                                             care products)

Fritz S. Hirsch         Director                Since 2005   President and CEO, Sassy, Inc.              86
Suite 203               Member Audit and                     (manufacturer of infant and                                None
2101 Waukegan Road      Nominating                           juvenile products)
Bannockburn, Illinois   Committee
60015
1951

William C. Kimball      Director                Since 2000   Retired. Formerly, Chairman and CEO,        86       Casey's General
3094 104th              Member Audit and                     Medicap Pharmacies, Inc.                               Store, Inc.
Urbandale, Iowa         Nominating Committee                 (chain of retail pharmacies)
1947

Barbara A. Lukavsky     Director                Since 1993   President and CEO, Barbican                 86
100 Market, #317        Member Audit and                     Enterprises, Inc.                                          None
Des Moines, Iowa        Nominating Committee                 (holding company for franchises in the
1940                    Member Executive                     cosmetics industry)
                        Committee

The following directors are considered to be Interested Directors because they
------------------------------------------------------------------------------
are affiliated persons of Principal Management Corporation (the "Manager") or
-----------------------------------------------------------------------------
Princor Financial Services Corporation ("Princor") the principal underwriter for
--------------------------------------------------------------------------------
the Fund.
---------

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                 POSITIONS WITH THE MANAGER AND ITS      OVERSEEN        HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH     LENGTH OF     AFFILIATES; PRINCIPAL OCCUPATION(S)         BY            BY
YEAR OF BIRTH           FUND                     TIME SERVED            DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-----------------       ---------------------    -----------    -----------------------------------     ----------   -------------
John E. Aschenbrenner   Director                  Since 2000  Director, the Manager and Princor since       86           None
711 High Street                                               1998. President, Insurance and
Des Moines, Iowa                                              Financial Services, Principal Financial
 50392                                                        Group, Inc., since 2003. Executive Vice
1949                                                          President, 2000-2003, and prior thereto,
                                                              Senior Vice President, Principal Life

Ralph C. Eucher         Director                  Since 1999  Director and President, the Manager           86
711 High Street         President and Chief                   since 1999. Director, Princor since
Des Moines, Iowa        Executive                             1999. President, Princor 1999-2005.                        None
 50392                  Officer                               Senior Vice President, Principal Life,
1952                    Member Executive                      since 2002. Prior thereto, Vice
                        Committee                             President.

Larry D. Zimpleman      Director                  Since 2001  Life Chairman and Director, the Manager       86
711 High Street         Chairman of the Board                 and Princor since 2001. President,
Des Moines, Iowa        Member Executive                      Retirement and Investor Services,                          None
 50392                  Committee                             Principal Financial Group, Inc. since
1951                                                          2003.
                                                              Executive Vice President, 2001-2003, and
                                                              prior thereto, Senior Vice President,
                                                              Principal Life




The Executive Committee is selected by the Board. It may exercise all the powers
--------------------------------------------------------------------------------
of the Board, with certain exceptions, when the Board is not in session. The
----------------------------------------------------------------------------
Committee must report its actions to the Board. During the year ended October
-----------------------------------------------------------------------------
31, 2005, the committee met once.
-------------------------------------

Officers of the Fund
--------------------

The following table presents certain information regarding the officers of the
------------------------------------------------------------------------------
Fund, including their principal occupations which, unless specific dates are
----------------------------------------------------------------------------
shown, are of more than five years duration. Officers serve at the pleasure of
------------------------------------------------------------------------------
the Board of Directors.
-----------------------

  NAME, ADDRESS AND      POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                FUND                 DURING PAST 5 YEARS
  -----------------      ---------------------      -----------------------
Craig L. Bassett        Treasurer (since 1993)    Vice President and Treasurer,
711 High Street                                   Principal Life
Des Moines, Iowa
 50392
1952

Michael J. Beer         Executive Vice            Executive Vice President and
711 High Street         President                 Chief Operating Officer, the
Des Moines, Iowa        (since 1993)              Manager; President, Princor,
 50392                                            since 2005
1961

Randy L. Bergstrom      Assistant Tax Counsel     Counsel, Principal Life
711 High Street         (since 2005)
Des Moines, Iowa
 50392
1955

David J. Brown          Chief Compliance          Vice President, Product &
711 High Street         Officer                   Distribution Compliance,
Des Moines, Iowa        (since 2004)              Principal Life; Senior Vice
 50392                                            President, the Manager, since
1960                                              2004; Senior Vice President,
                                                  Princor, since 2003, and
                                                  prior thereto, Vice
                                                  President, the Manager and
                                                  Princor

Jill R. Brown           Vice President and        Second Vice President, Principal Financial Group
711 High Street         Chief Financial Officer   and Senior Vice President, the Manager and
Des Moines, Iowa        (since 2003)              Princor, since 2006, Chief
 50392                                            Financial Officer, Princor since 2003,
1967                                              Vice President, Princor,
                                                  since 2003, Vice President, Princor
                                                  2003-2006. Prior
                                                  thereto, Assistant Financial
                                                  Controller, Principal Life

Ernest H. Gillum        Vice President and        Vice President and Chief
711 High Street         Assistant Secretary       Compliance Officer, the
Des Moines, Iowa        (since 1993)              Manager, since 2004, and
 50392                                            prior thereto, Vice
1955                                              President, Compliance and
                                                  Product Development, the
                                                  Manager

Jane E. Karli           Assistant Treasurer       Assistant Treasurer,
711 High Street         (since 1996)              Principal Life
Des Moines, Iowa
 50392
1957

Patrick A. Kirchner     Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2002)
Des Moines, Iowa
 50392
1960

Carolyn F. Kolks        Assistant Tax Counsel     Counsel, Principal Life,
711 High Street         (since 2005)              since 2003 and prior thereto,
Des Moines, Iowa                                  Attorney
 50392
1962

Thomas J. Loftus        Assistant Counsel         Counsel, Principal Life,
711 High Street         (since 2002)              since 2002, and prior
Des Moines, Iowa                                  thereto, Counsel, Merrill
 50392                                            Lynch Insurance Group
1953

David W. Miles          Senior Vice President     Vice President, Principal Financial Group,
711 High Street         and                       since 2006, Senior Vice President -
Des Moines, Iowa        Secretary                 Product Development, the
 50392                  (since 2005)              Manager and Princor,
1957                                              Second Vice President,
                                                  Principal Financial Group,
                                                  Inc., 2005-2006. Prior
                                                  thereto, Executive Vice
                                                  President, Amcore Financial,
                                                  Inc. (banking)

Sarah J. Pitts          Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2000)
Des Moines, Iowa
 50392
1945

Layne A. Rasmussen      Vice President and        Vice President and Controller
711 High Street         Controller                - Mutual Funds, the Manager
Des Moines, Iowa        (since 2000)
 50392
1958

Michael D. Roughton     Counsel                   Vice President and Senior
711 High Street         (since 1993)              Securities Counsel, Principal
Des Moines, Iowa                                  Financial Group, Inc.; Senior
 50392                                            Vice President and Counsel,
1951                                              the Manager and Princor; and
                                                  Counsel, Principal Global

James F. Sager          Assistant Secretary       Vice President, the Manager
711 High Street         (since 2005)              and Princor
Des Moines, Iowa
 50392
1951

Jean B. Schustek        Vice President and        Vice President - Registered
711 High Street         Assistant Secretary       Products, Princor and the
Des Moines, Iowa        (since 2000)              Manager, since 2005, and
 50392                                            prior thereto, Assistant Vice
1952                                              President - Registered
                                                  Products.

 BOARD COMMITTEES . The Fund's board has an Audit and Nominating Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. the committee also receives reports about accounting and financial matters affecting the Fund.

The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392-2080. the Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decisions is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.


The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2005. The Fund Complex currently includes the Fund and the separate series of Principal Variable Contracts Fund, Inc. ("PVC").


For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the Fund. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:Independent Directors (not considered to be "Interested Persons")


A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
 PRINCIPAL INVESTORS FUND         BALLANTINE  DAVIS   GILBERT  GRIMMETT  HIRSCH  KIMBALL   LUKAVSKY
 ------------------------         ----------  -----   -------  --------  ------  -------   --------
Bond & Mortgage Securities            A         C        D        C        A        A         E
Disciplined LargeCap Blend            A         B        B        A        A        A         A
Diversified International             C         C        C        A        A        A         E
Equity Income                         A         E        C        A        A        E         A
Government & High Quality Bond        A         B        B        A        A        A         A
Inflation Protection                  A         A        A        C        A        A         A
International Emerging Markets        C         C        A        A        A        A         A
LargeCap Growth                       A         D        D        A        A        A         A
LargeCap Value                        A         C        C        A        A        A         A
MidCap Blend                          A         E        D        C        A        A         A
Money Market                          A         D        B        C        A        A         C
Partners LargeCap Blend I             A         D        B        C        A        A         A
Partners LargeCap Value               C         A        A        A        A        A         A
Preferred Securities                  A         A        A        A        A        D         A
Principal LifeTime 2050               A         A        A        A        B        A         A
Real Estate Securities                C         A        A        A        A        D         A
Short-Term Bond                       A         A        A        A        A        E         E
Tax-Exempt Bond                       A         B        A        C        A        A         A

  TOTAL FUND COMPLEX                  D         E        E        D        B        E         E

Directors considered to be "Interested Persons"



A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
                                              JOHN E.     RALPH C.   LARRY D.
 PRINCIPAL INVESTORS FUND                  ASCHENBRENNER   EUCHER    ZIMPLEMAN
 ------------------------                  -------------   ------    ---------
Bond & Mortgage Securities                       B           A           A
Disciplined LargeCap Blend                       B           A           A
Diversified International                        D           C           A
Equity Income                                    C           C           A
Government & High Quality Bond                   A           C           A
LargeCap Growth                                  C           D           A
LargeCap S&P 500 Index                           A           E           A
LargeCap Value                                   C           A           A
MidCap Blend                                     C           E           A
Money Market                                     B           E           A
Partners LargeCap Blend                          A           D           A
Partners LargeCap Blend I                        C           C           A
Partners LargeCap Growth I                       C           C           A
Partners LargeCap Growth II                      A           C           A
Partners LargeCap Value                          A           D           A
Partners MidCap Growth                           B           A           A
Real Estate Securities                           C           A           A
Short-Term Bond                                  C           A           A
Tax-Exempt Bond                                  A           D           A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE
 BENEFIT PLAN)
Bond & Mortgage Securities                       A           C           A
Diversified International                        E           A           A
Government & High Quality Bond                   A           C           A
International Emerging Markets                   D           A           A
LargeCap Growth                                  D           A           A
LargeCap S&P 500 Index                           E           D           A
LargeCap Value                                   A           D           A
MidCap Blend                                     D           C           A
Partners LargeCap Blend I                        C           A           A
Partners LargeCap Growth I                       C           A           A
Partners LargeCap Value                          E           A           A
Partners MidCap Growth                           D           A           A
Principal LifeTime 2020                          A           A           E
Principal LifeTime Strategic Income              C           A           A
Real Estate Securities                           D           A           A
SmallCap S&P 600 Index                           E           A           A

  TOTAL FUND COMPLEX                             E           E           E

COMPENSATION . The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.


The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2005. On that date, there were 24 funds (with a total of 106 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 8, 2006, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.


The following table shows as of February 8, 2006 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Bond & Mortgage Securities                  0.11%
         Disciplined LargeCap Blend                  0.01
         Diversified International                   6.51
         Equity Income                               0.00
         Government & High Quality Bond              0.00
         High Quality Intermediate-Term Bond         0.02
         High Yield                                  0.00
         Inflation Protection                        0.07
         International Emerging Markets              0.01
         International Growth                        0.00
         LargeCap Growth                             9.20
         LargeCap S&P 500 Index                      0.00
         LargeCap Value                             11.86
         MidCap Blend                                0.00
         MidCap Growth                               0.21
         MidCap S&P 400 Index                        0.01
         MidCap Value                                0.01
         Money Market                                4.90
         Partners Global Equity                     63.79
         Partners International                      0.00
         Partners LargeCap Blend                     0.00
         Partners LargeCap Blend I                   0.01
         Partners LargeCap Growth                    0.09
         Partners LargeCap Growth I                  0.00
         Partners LargeCap Growth II                 0.00
         Partners LargeCap Value                     0.00
         Partners LargeCap Value I                   0.01
         Partners LargeCap Value II                  0.02
         Partners MidCap Growth                      0.01
         Partners MidCap Growth I                    0.01
         Partners MidCap Growth II                   0.00
         Partners MidCap Value                       0.00
         Partners MidCap Value I                     0.00
         Partners SmallCap Blend                     0.09
         Partners SmallCap Growth I                  0.01
         Partners SmallCap Growth II                 0.02
         Partners SmallCap Growth III                0.03
         Partners SmallCap Value                     0.01
         Partners SmallCap Value I                   0.17
         Partners SmallCap Value II                  0.01
         Preferred Securities                        0.01
         Principal LifeTime 2010                     0.00
         Principal LifeTime 2020                     0.00
         Principal LifeTime 2030                     0.00
         Principal LifeTime 2040                     0.00
         Principal LifeTime 2050                     0.01
         Principal Lifetime Strategic Income         0.00
         Real Estate Securities                      0.00
          Short-Term Bond                            1.77
         SmallCap Blend                             11.28
         SmallCap Growth                             0.09
         SmallCap S&P 600 Index                      0.00
         SmallCap Value                              0.10
         Tax-Exempt Bond                             0.00
         Ultra Short Bond                            0.01

The Directors and Officers of the Fund, member companies of the Principal Financial group and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A and Class B shares.


As of February 15, 2006, certain of the Principal LifeTime Funds owned more than 25% of the voting securities of the following Funds:

Shareholder                                                         Percentage
of Record                                 Fund                      of Ownership

Principal LifeTime 2010               Ultra Short Bond                  31.05%

Prinicpal LifeTime 2020               Disciplined LargeCap Blend        26.95

Principal Lifetime 2020               Preferred Securities              28.35

Principal LifeTime 2030               Disciplined LargeCap Blend        25.27

Principal LifeTime Strategic Income   Ultra Short Bond                  33.68

The address for each Principal LifeTime Fund is 711 High Street, Des Moines, IA 50392-0200.

The By-laws of the Principal Investors Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities"). Such proposals, when presented to the shareholder of the Funds in which any Principal LifeTime Fund invests, could not be approved solely by the vote of any single Principal LifeTime Fund.

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.


As of February 15, 2006, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:



                                           ADVISORS   ADVISORS  ADVISORS                                     CLASS  CLASS   CLASS
                FUND NAME                  PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT  INSTITUTIONAL    J      A       B
                ---------                  ---------  --------  ---------  ---------  ------  -------------  -----  -----   -----
 Bond & Mortgage Securities Fund              592       590        605        593      591         594        501    101     201
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                  697       695        619        698      696         699               192     292
 Diversified International Fund
 f/k/a International Fund I                   672       670        617        673      671         674        508    108     208
 Equity Income Fund                                                                                                  152     252
 Government & High Quality Bond Fund
 f/k/a Government Securities Fund             612       610        607        613      611         614        503    153     253
 High Quality Intermediate-Term Bond Fund     622       620        608        623      621         624        504
 High Yield Fund                                                                                   798
 Inflation Protection Fund                    707       705        709        708      706         715        546    154
 International Emerging Markets Fund          662       660        616        663      661         664        507    107     207
 International Growth Fund
 f/k/a International Fund II                  812       810        618        813      811         814        509
 LargeCap Growth Fund                         702       700        625        703      701         704        512    112     212
 LargeCap S&P 500 Index Fund                  712       710        626        713      711         714        513    113
 LargeCap Value Fund                          722       720        627        723      721         724        514    114     214
 MidCap Blend Fund                            742       740        639        743      741         749        521    121     221
 MidCap Growth Fund                           752       750        645        753      751         759        522
 MidCap S&P 400 Index Fund                    762       760        646        763      761         769        523
 MidCap Value Fund                            772       770        647        773      771         774        524
 Money Market Fund                            782       780        648        783      781         784        525    199     299
 Partners Global Equity Fund                  857       855        859        858      856         865
 Partners International Fund                  787       785        649        788      786         789
 Partners LargeCap Blend Fund                 822       820        650        823      821         824        527    127     227
 Partners LargeCap Blend Fund I               692       690        651        693      691         694        511    111     211
 Partners LargeCap Growth Fund                827       825        652        828      826         829        544
 Partners LargeCap Growth Fund I              832       830        653        833      831         834        528    128     228
 Partners LargeCap Growth Fund II             842       840        654        843      841         844        529    129
 Partners LargeCap Value Fund                 852       850        655        853      851         854        530    180     280
 Partners LargeCap Value Fund I               802       800        656        803      801         804
 Partners LargeCap Value Fund II              779       777        796        795      778         797
 Partners MidCap Growth Fund                  872       870        658        873      871         874        532    182     282
 Partners MidCap Growth Fund I                877       875        659        878      876         879               186
 Partners MidCap Growth Fund II               718       716        775        719      717         776
 Partners MidCap Value Fund                   882       880        665        883      881         884        533    183     283
 Partners MidCap Value Fund I                 892       890        666        893      891         894
 Partners SmallCap Blend Fund                 887       885        667        888      886         889
 Partners SmallCap Growth Fund I              902       900        668        906      901         904        534
 Partners SmallCap Growth Fund II             913       911        669        914      912         915        535    185     285
 Partners SmallCap Growth Fund III            817       815        675        818      816         819
 Partners SmallCap Value Fund                 922       920        676        923      921         924        536
 Partners SmallCap Value Fund I               927       925        677        928      926         935
 Partners SmallCap Value Fund II              837       835        678        838      836         839
 Preferred Securities Fund                    938       936        679        939      937         929        545    195
 Principal LifeTime 2010 Fund                 727       725        628        728      726         729        515    109
 Principal LifeTime 2020 Fund                 732       730        629        733      731         734        516    116     216
 Principal LifeTime 2030 Fund                 737       735        635        738      736         739        517    117     217
 Principal LifeTime 2040 Fund                 746       744        636        747      745         748        518    118     218
 Principal LifeTime 2050 Fund                 756       754        637        757      755         758        519    119     219
 Principal LifeTime Strategic Income Fund     766       764        638        767      765         768        520    123     223
 Real Estate Securities Fund                  932       930        685        933      931         934        537    187     287
 Short-Term Bond Fund
 f/k/a High Quality Short-Term Bond Fund      642       640        615        643      641         644        506    156
 SmallCap Blend Fund                          942       940        686        943      941         944        538    188     288
 SmallCap Growth Fund                         952       950        687        953      951         954        539
 SmallCap S&P 600 Index Fund                  962       960        688        963      961         964        540
 SmallCap Value Fund                          972       970        689        973      971         974        541    191     291
 Tax-Exempt Bond Fund                                                                                                151     251
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund              987       985        989        988      986         990        547    102

FUND/CLASS                                                       PERCENTAGE OF
  NUMBER     NAME AND ADDRESS                                      OWNERSHIP
   119      PRINCIPAL LIFE INSURANCE CO CUST                         11.1%
            IRA OF VIKI KING ABBOTT
            1318 BONHAM AVE
            ODESSA, TX 79761-3008
   123      PERSHING LLC                                             18.2%
            P.O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   123      PRINCIPAL LIFE INSURANCE CO CUST                         13.9%
            IRA OF BRIAN CHRISTOPHER
            14944 S HOFFMAN RD
            OREGON CITY, OR 97045-9430
   123      PERSHING LLC                                             11.6%
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   123      PRINCIPAL LIFE INSURANCE CO CUST                          7.5%
            ROLLOVER IRA OF JOSEPH P ENNIS
            7 DUNVEGAN LN
            BELLA VISTA, AR 72715-4931
   129      JEAN N EUCHER                                             9.3%
            4655 TURNBERRY DR
            WEST DES MOINES, IA 50265-5246
   129      PRINCIPAL LIFE INSURANCE CO CUST                          8.8%
            IRA OF STEVEN W HUGHES
            6929 HILLSWICK DR
            CHARLOTTE NC 28215-3729
   129      PRINCIPAL LIFE INSURNACE COCUST                           8.3%
            IRA OF MARGARET E PAHL
            UA DEC 07 93
            PO BOX 10244
            COLUMBIA, MO 625205-4003
   129      PRINCIPAL LIFE INSURANCE CO CUST                          7.4%
            403 (B) PLAN OF DEANNA D HUMMEL
            4217 75TH ST
            URBANDALE, IA 50322-1711
   129      PATRICK S REYNOLDS & FRANK S REYNOLDS JTTEN               6.8%
            3525 BAJAMONT WAY
            CARMICHAEL, CA 95608-2809
   154      PRINCIPAL LIFE INSURANCE CO CUST                         12.1%
            IRA OF ROBERT L DIECKHAUS
            109 CLUB CREEK CT
            PO BOX 17
            SAINT ALBANS, MO 63073-0017
   154      PRINCIPAL LIFE INSURANCE CO CUST                          6.5%
            IRA OF HENRY A HARMON
            4001 JOHN LYNDE RD
            DES MOINES, IA  50312-3037
   186      LINDA L LONNBERG-PARDINI TR                              17.8%
            LINDA L LONNBERG-PARDINI TRUST
            UA DEC 02 2003
            PO BOX 531
            PLEASANTON, CA 94566-0053
   186      PRINCIPAL LIFE INSURANCE CO CUST                         12.0%
            SEP IRA OF MICHAEL D OLSON
            16045 S 2YANDOTTE DR
            OLATHE, KS 66062-39355
   186      "RITA Y INGRAM TR                                         6.2%
            RITA Y INGRAM FAMILY TRUST
            UA MAR 8 2005
            8251 N BARTON AVE
            PO BOX 27766
            FRESNO, CA 93729-7766
   199      PERSHING LLC AS AGENT FOR ITS CUSTOMERS                  29.8%
            ATTN CASH MANAGMENT SERVICES
            1 PERSHING PLZ
            JERSEY CITY, NJ 07399-0001
   199      DELAWARE CHARTER GUAR & TRUST CO                          8.2%
            FBO DCG&T CUSTOMERS
            ATTN LORI N RICHARDS
            PO BOX 8738
            WILMINGTON, DE 19899-8738
   217      TRUDY L SCHARFF & DAVID H SCHARFF JTTEN                   5.2%
            PO BOX 12383
            FORT HUACHUCA, AZ 85670-2383
   218      PRINCIPAL LIFE INSURANCE CO CUST                          5.4%
            IRA OF JAMES ASHLEY HAGEMEYER
            112 LONGFEATHER CIR
            ALABASTER, AL 35007-5824
   218      PRINCIPAL LIFE INSURANCE CO CUST                          5.2%
            IRA OF GREG P FOX
            11760 W 188TH TER APT 221
            OVERLAND PARK, KS 66210-2072
   251      LEONE H PENROD & EVELYN M ADAMS JTTEN                     5.0%
            4471 SHEFFIELD PL # 501
            BAY CITY, MI 48706-2564
   283      PRINCIPAL LIFE INSURANCE CO CUST                         11.4%
            IRA OF PAUL W LIDGARD
            0317 RANSON SW
            GRANDVILLE, MI 49418
   283      CLOVERLEAF LINCOLN MERCURY INC                            6.4%
            PO BOX 1368
            DECATUR, AL 35602-1368
   291      PRINCIPAL LIFE INSURANCE CO CUST                          5.3%
            IRA OF MARY R FLOWERS
            611 HALLECK ST
            FREDERICKSBURG, VA 22407-8628
   299      PRINCIPAL LIFE INSURANCE CO CUST                          6.3%
            CONDUIT IRA OF NANCY MAGLIANOZ
            9900 CYPRESS LAKES DR
            LAKELAND, FL 33810-4300
   590      DELAWARE CHARTER GUARANTEE & TRUS                        79.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   590      DELAWARE CHARTER GUARANTEE & TRUS                        20.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   591      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   592      DELAWARE CHARTER GUARANTEE & TRUS                        82.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   592      DELAWARE CHARTER GUARANTEE & TRUS                        15.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   593      DELAWARE CHARTER GUARANTEE & TRUS                        66.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   593      TRUSTAR                                                  20.7%
            FBO SOUTHWIRE CO SALARIED 401K PL
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   594      LIFETIME 2020 FUND                                       32.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2010 FUND                                       25.7%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2030 FUND                                       20.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME STRATEGIC INCOME FUND                           13.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2040 FUND                                        6.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   605      DELAWARE CHARTER GUARANTEE & TRUS                        97.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   607      DELAWARE CHARTER GUARANTEE & TRUS                        11.9%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   607      DELAWARE CHARTER GUARANTEE & TRUS                        84.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   608      DELAWARE CHARTER GUARANTEE & TRUS                        95.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   610      DELAWARE CHARTER GUARANTEE & TRUS                         5.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   610      DELAWARE CHARTER GUARANTEE & TRUS                        94.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   611      DELAWARE CHARTER GUARANTEE & TRUS                        12.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   611      DELAWARE CHARTER GUARANTEE & TRUS                        87.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   612      DELAWARE CHARTER GUARANTEE & TRUS                        37.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   612      DELAWARE CHARTER GUARANTEE & TRUS                        59.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      DELAWARE CHARTER GUAR & TRUST                            12.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      BANKERS TRUST COMPANY TRUSTEE                             6.6%
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            665 LOCUST ST # HAYEK
            DES MOINES, IA 50309-3702
   613      DELAWARE CHARTER GUARANTEE & TRUS                        20.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      DELAWARE CHARTER GUARANTEE & TRUS                        49.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   615      DELAWARE CHARTER GUARANTEE & TRUS                        78.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   616      DELAWARE CHARTER GUARANTEE & TRUS                        97.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   617      DELAWARE CHARTER GUARANTEE & TRUS                        95.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   618      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   619      DELAWARE CHARTER GUARANTEE & TRUS                        86.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   620      DELAWARE CHARTER GUARANTEE & TRUS                        13.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   620      DELAWARE CHARTER GUARANTEE & TRUS                        86.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   621      DELAWARE CHARTER GUARANTEE & TRUS                        98.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   622      DELAWARE CHARTER GUARANTEE & TRUS                        10.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   622      TRUSTAR                                                  86.8%
            FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   623      WELLS FARGO TRUST COMPANY TRUSTEE                         6.2%
            FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317
   623      DELAWARE CHARTER GUARANTEE & TRUS                        82.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   625      DELAWARE CHARTER GUARANTEE & TRUS                        97.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   626      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904
            711 HIGH STREET
            DES MOINES, IA 50303
   627      DELAWARE CHARTER GUARANTEE & TRUS                        21.4%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   627      DELAWARE CHARTER GUARANTEE & TRUS                        75.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   628      DELAWARE CHARTER GUARANTEE & TRUS                        99.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   629      DELAWARE CHARTER GUARANTEE & TRUS                        98.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   635      DELAWARE CHARTER GUARANTEE & TRUS                        98.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   636      DELAWARE CHARTER GUARANTEE & TRUS                        98.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   637      DELAWARE CHARTER GUARANTEE & TRUS                        97.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   638      DELAWARE CHARTER GUARANTEE & TRUS                        99.3%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   639      DELAWARE CHARTER GUARANTEE & TRUS                        96.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   640      DELAWARE CHARTER GUARANTEE & TRUS                        10.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   640      DELAWARE CHARTER GUARANTEE & TRUS                        90.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   641      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   642      DELAWARE CHARTER GUARANTEE & TRUS                        85.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   643      DELAWARE CHARTER GUARANTEE & TRUS                        69.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   643      DELAWARE CHARTER GUARANTEE & TRUS                        20.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   645      DCGT as TTEE and/or CUST                                 76.4%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   646      DELAWARE CHARTER GUARANTEE & TRUS                         5.3%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   646      DELAWARE CHARTER GUARANTEE & TRUS                        93.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   647      DELAWARE CHARTER GUARANTEE & TRUS                        75.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   648      DELAWARE CHARTER GUARANTEE & TRUS                        99.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   649      DELAWARE CHARTER GUARANTEE & TRUS                        98.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   650      DELAWARE CHARTER GUARANTEE & TRUS                        99.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   651      DELAWARE CHARTER GUARANTEE & TRUS                        94.1%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   652      DELAWARE CHARTER GUARANTEE & TRUS                        97.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   653      DELAWARE CHARTER GUARANTEE & TRUS                        97.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   654      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   655      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   656      DELAWARE CHARTER GUARANTEE & TRUS                        98.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   658      DELAWARE CHARTER GUARANTEE & TRUS                        96.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   659      DELAWARE CHARTER GUARANTEE & TRUS                        92.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   660      DELAWARE CHARTER GUARANTEE & TRUS                        98.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   661      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   662      DELAWARE CHARTER GUARANTEE & TRUS                        17.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   662      DELAWARE CHARTER GUARANTEE & TRUS                        76.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUST                       55.1%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUS                         6.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUS                        37.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   665      DELAWARE CHARTER GUARANTEE & TRUS                        98.7%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   666      DELAWARE CHARTER GUARANTEE & TRUS                        98.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   667      DELAWARE CHARTER GUARANTEE & TRUS                        81.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   668      DELAWARE CHARTER GUARANTEE & TRUS                        70.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   669      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   670      DELAWARE CHARTER GUARANTEE & TRUS                         5.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   670      DELAWARE CHARTER GUARANTEE & TRUS                        94.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   671      DELAWARE CHARTER GUARANTEE & TRUS                        99.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   672      DELAWARE CHARTER GUARANTEE & TRUS                        15.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   672      DELAWARE CHARTER GUARANTEE & TRUS                        83.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   673      DELAWARE CHARTER GUAR & TRUST                            26.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   673      DELAWARE CHARTER GUARANTEE & TRUS                        61.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   674      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 12.0%
            RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      PRINCIPAL TRUST FOR LIFE INS                              6.7%
            BENEFITS FOR EE'S - RETIRED 5016
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD
            - RETIRED 5025                                           10.6%
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 61.8%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   675      DELAWARE CHARTER GUARANTEE & TRUS                        63.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   676      DELAWARE CHARTER GUARANTEE & TRUS                        89.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   677      DELAWARE CHARTER GUARANTEE & TRUS                        89.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   677      DCGT as TTEE and/or CUST                                 10.0%
            FBO Sheet Metal Workers Local Union20 Pension
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   678      DELAWARE CHARTER GUARANTEE & TRUS                        88.1%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   679      DELAWARE CHARTER GUARANTEE & TRUS                        91.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   685      DELAWARE CHARTER GUARANTEE & TRUS                        98.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   686      DELAWARE CHARTER GUARANTEE & TRUS                        55.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   688      DELAWARE CHARTER GUARANTEE & TRUS                        98.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   689      DELAWARE CHARTER GUARANTEE & TRUS                        96.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   690      DELAWARE CHARTER GUARANTEE & TRUS                        16.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   690      DELAWARE CHARTER GUARANTEE & TRUS                        83.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   691      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   692      DELAWARE CHARTER GUARANTEE & TRUS                        99.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUAR & TRUST                            39.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUARANTEE & TRUS                        12.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUARANTEE & TRUS                        37.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      J MOORHOUSE & R STINE TTEE                                5.4%
            FBO BAKERSFIELD CALIFORNIAN NQ PL. TRUSTEES
            PO BOX 81075
            BAKERSFIELD, CA 93380
   695      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   696      DCGT AS TTEE AND/OR CUST                                 93.1%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   697      DCGT AS TTEE AND/OR CUST                                 89.6%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   698      FEDERAL REALTY INVESTMENT TRUST                          47.7%
            FBO FEDERAL REALTY INVESTMENT TRUS
            ATTN VICKIE RALLS
            1626 EAST JEFFERSON STREET
            ROCKVILLE, MD 20852
   699      LIFETIME 2010 FUND                                       11.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2020 FUND                                       31.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2040 FUND                                       14.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2050 FUND                                        7.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2030 FUND                                       29.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   700      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   701      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   702      DELAWARE CHARTER GUARANTEE & TRUS                        96.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUAR & TRUST                            14.1%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUARANTEE & TRUS                        17.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUARANTEE & TRUS                        63.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   704      LIFETIME 2010 FUND                                        9.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2020 FUND                                       22.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2040 FUND                                       11.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2050 FUND                                        5.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2030 FUND                                       22.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 11.8%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   705      DELAWARE CHARTER GUARANTEE & TRUS                        98.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   706      DELAWARE CHARTER GUARANTEE & TRUS                        97.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   707      DELAWARE CHARTER GUARANTEE & TRUS                        96.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   708      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   709      DELAWARE CHARTER GUARANTEE & TRUS                        66.1%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   710      DELAWARE CHARTER GUARANTEE & TRUS                        15.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   710      DELAWARE CHARTER GUARANTEE & TRUS                        84.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      DELAWARE CHARTER GUARANTEE & TRUS                        10.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      DELAWARE CHARTER GUARANTEE & TRUS                        89.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      DELAWARE CHARTER GUARANTEE & TRUS                         8.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      DELAWARE CHARTER GUARANTEE & TRUS                        70.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      TRUSTARFBO THE CHURCH OF GOD                             19.4%
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   713      DELAWARE CHARTER GUAR & TRUST                             6.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   713      DELAWARE CHARTER GUARANTEE & TRUS                        14.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   713      DELAWARE CHARTER GUARANTEE & TRUS                        73.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   715      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO NO PLAN
            711 HIGH STREET
            DES MOINES, IA 50303
   716      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   717      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   718      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   719      DELAWARE CHARTER GUARANTEE & TRUS                        82.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   719      PRINCIPAL TRUST COMPANY TTEE                             12.5%
            FBO JOHN WAGNER ASSOC EXEC NQ
            SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   720      DELAWARE CHARTER GUARANTEE & TRUS                         7.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   720      DELAWARE CHARTER GUARANTEE & TRUS                        92.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   721      DELAWARE CHARTER GUARANTEE & TRUS                        98.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   722      DELAWARE CHARTER GUARANTEE & TRUS                        13.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            11 HIGH STREET
            DES MOINES, IA 50392
   722      DELAWARE CHARTER GUARANTEE & TRUS                        75.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      DELAWARE CHARTER GUAR & TRUST                            25.6%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      WELLS FARGO TRUST COMPANY TRUSTE                         10.1%
            EFBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317
   723      DELAWARE CHARTER GUARANTEE & TRUS                        55.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   724      LIFETIME 2010 FUND                                        9.0%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2020 FUND                                       21.7%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2040 FUND                                       11.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2050 FUND                                        5.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2030 FUND                                       21.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 17.6%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   725      DELAWARE CHARTER GUARANTEE & TRUS                         5.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   725      DELAWARE CHARTER GUARANTEE & TRUSFBO VARIOUS
            QUALIFED PLANS                                           93.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   726      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   727      DELAWARE CHARTER GUARANTEE & TRUS                        23.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   727      DELAWARE CHARTER GUARANTEE & TRUS                        75.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   728      DELAWARE CHARTER GUARANTEE & TRUS                        95.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   729      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   730      DELAWARE CHARTER GUARANTEE & TRUS                         6.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   730      DELAWARE CHARTER GUARANTEE & TRUS                        93.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   731      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   732      DELAWARE CHARTER GUARANTEE & TRUS                        15.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   732      DELAWARE CHARTER GUARANTEE & TRUS                        83.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   733      DELAWARE CHARTER GUARANTEE & TRUS                        94.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   734      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   735      DELAWARE CHARTER GUARANTEE & TRUS                         5.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   735      DELAWARE CHARTER GUARANTEE & TRUS                        94.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   736      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   737      DELAWARE CHARTER GUARANTEE & TRUS                        11.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   737      DELAWARE CHARTER GUARANTEE & TRUS                        86.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   738      DELAWARE CHARTER GUAR & TRUST                             5.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   738      DELAWARE CHARTER GUARANTEE & TRUS                        92.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   739      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   740      DELAWARE CHARTER GUARANTEE & TRUS                        97.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   741      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   742      DELAWARE CHARTER GUARANTEE & TRUS                        11.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   742      DELAWARE CHARTER GUARANTEE & TRUS                        83.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   743      DELAWARE CHARTER GUAR & TRUST                            23.8%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   743      DELAWARE CHARTER GUARANTEE & TRUS                        67.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   744      DELAWARE CHARTER GUARANTEE & TRUS                        94.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   745      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   746      DELAWARE CHARTER GUARANTEE & TRUS                         9.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   746      DELAWARE CHARTER GUARANTEE & TRUS                        90.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   747      DELAWARE CHARTER GUARANTEE & TRUS                        95.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   748      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   750      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   752      DELAWARE CHARTER GUARANTEE & TRUS                        94.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   753      NPGC NON-QUALIFIED DEFERRED COMPE                        11.8%
            ATTN: LEIMKUHLER LYLE
            PO BOX 29
            SAINT JOSEPH, MO 64502-0029
   753      DELAWARE CHARTER GUARANTEE & TRUS                        22.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   753      PRINCIPAL TRUST COMPANY                                  62.0%
            FBO NEXTEL PRTNRS OP CORP NQ DEF COMP
            ATTN SUSAN SAGGIONE
            1013 CENTRE ROAD
            WILMINGTON, DE 19805
   754      DELAWARE CHARTER GUARANTEE & TRUS                        95.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   755      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   756      DELAWARE CHARTER GUARANTEE & TRUS                        12.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   756      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   757      DELAWARE CHARTER GUARANTEE & TRUS                        94.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   758      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   760      DELAWARE CHARTER GUARANTEE & TRUS                        12.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   760      DELAWARE CHARTER GUARANTEE & TRUS                        86.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   761      DELAWARE CHARTER GUARANTEE & TRUS                        15.1%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   761      DELAWARE CHARTER GUARANTEE & TRUS                        84.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   762      DELAWARE CHARTER GUARANTEE & TRUS                        14.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   762      DELAWARE CHARTER GUARANTEE & TRUS                        77.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   763      DELAWARE CHARTER GUARANTEE & TRUS                        33.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   763      DELAWARE CHARTER GUARANTEE & TRU                         58.8%
            SFBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   764      DELAWARE CHARTER GUARANTEE & TRUS                        98.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   765      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   766      DELAWARE CHARTER GUARANTEE & TRUS                         9.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   766      DELAWARE CHARTER GUARANTEE & TRUS                        89.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUAR & TRUST                             7.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUARANTEE & TRUS                         7.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUARANTEE & TRUS                        82.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   768      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   769      PERSHING LLC                                              6.4%
            P. O. BOX 2052
            JERSEY CITY
   770      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   771      DELAWARE CHARTER GUARANTEE & TRUS                        97.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   772      SILVER STATE SCHOOLS CU TTEE                              5.1%
            SILVER ST SCHLS CU 457B
            ATTN ANN JOHNSON
            PO BOX 12037
            LAS VEGAS, NV 89112-0037
   772      DELAWARE CHARTER GUARANTEE & TRUS                        55.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   772      LUTHERAN HOMES                                           14.5%
            FBO DAVID SPLITTGERBER
            300 MINISTRY DR
            IIRMO, SC 29063
   772      PRINCIPAL TRUST COMPANY                                   8.9%
            FBO MIAMI MUTUAL INS EXEC NQ
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   773      BANKERS TRUST COMPANY TRUSTEE                             7.6%
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            665 LOCUST ST # HAYEK
            DES MOINES, IA 50309-3702
   773      WEST BEND MUTUAL INSURANC CO DEF                          9.7%
            ATTN ANJI HAYEK
            665 LOCUST ST
            DES MOINES, IA 50309-3702
   773      DELAWARE CHARTER GUARANTEE & TRUS                        46.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   773      PRINCIPAL TRUST COMPANY                                   7.9%
            FBO GEISINGER SYS SVC SEVERANCE PLN
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   773      PRINCIPAL TRUST COMPANY                                  13.2%
            FBO GEISINGER SYS SVC EXEC 457(F)
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   774      BROWN BROTHERS HARRIMAN & CO AS CUST FOR AFP
            PROVIDA TIPO B
            ATTN: R&A - INVESTMENT FUNDS GLOBAL DISTRIBTUION        100.0%
            CENTER
            525 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1606
   775      DELAWARE CHARTER GUARANTEE & TRUS                        98.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   776      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO PRINCIPAL FINANCIAL GROUP OMNIUS WRAPPED
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   777      DELAWARE CHARTER GUARANTEE & TRUS                        92.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   779      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   780      DELAWARE CHARTER GUARANTEE & TRUS                        97.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   781      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      DELAWARE CHARTER GUARANTEE & TRUS                         7.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      DELAWARE CHARTER GUARANTEE & TRUS                        51.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      TRI-MARINE INTL TTEE                                      6.9%
            FBO TRI-MARINE INTL NQ EXCESS STEVE FARNO
            222 WEST SEVENTH STREET
            SAN PEDRO, CA 90731
   782      TRUSTAR                                                   7.9%
            FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   783      DELAWARE CHARTER GUAR & TRUST                            10.6%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   783      INSURANCE SERVICES OFFICE, INC TTEE                       7.9%
            ISO SUPPLEMENTAL EXEC SAVING PLAN
            545 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1607
   783      DELAWARE CHARTER GUARANTEE & TRUS                        54.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   784      COMPUTERSHARE INVESTOR SVCS LLC                          99.7%
            2 NORTH LA SALLE ST 3RD FL
            CHICAGO, IL 60602
   785      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   786      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   787      DELAWARE CHARTER GUARANTEE & TRUS                        97.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   788      DELAWARE CHARTER GUARANTEE & TRUS                        96.9%
            FBO PRINCIPA FINACIAL GROUP
            711 HIGH STREET
            DES MOINES, IA 50303
   789      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   795      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   796      DELAWARE CHARTER GUARANTEE & TRUS                        89.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   797      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO NO PLAN
            711 HIGH STREET
            DES MOINES, IA 50303
   798      DELAWARE CHARTER GUARANTEE & TRUS                        92.2%
            FBO NO PLAN
            711 HIGH STREET
            DES MOINES, IA 50303
   800      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   801      DCGT as TTEE and/or CUST                                 97.0%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   802      DCGT AS TTEE AND/OR CUST                                 98.4%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   803      DELAWARE CHARTER GUARANTEE & TRUS                        87.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREETDES MOINES, IA 50392
   803      DCGT as TTEE and/or CUST                                 12.7%
            FBO Various NonQualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   804      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   810      DELAWARE CHARTER GUARANTEE & TRUS                         7.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   810      DELAWARE CHARTER GUARANTEE & TRUS                        91.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   811      DELAWARE CHARTER GUARANTEE & TRUS                        97.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   812      DELAWARE CHARTER GUARANTEE & TRUS                        13.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   812      DELAWARE CHARTER GUARANTEE & TRUS                        83.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   813      DELAWARE CHARTER GUARANTEE & TRUS                        91.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   814      LIFETIME 2010 FUND                                        5.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2020 FUND                                       15.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2040 FUND                                        7.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2030 FUND                                       15.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      PRINCIPAL LIFE INSURANCE CO                              48.3%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   815      DELAWARE CHARTER GUARANTEE & TRUS                        89.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   817      DELAWARE CHARTER GUARANTEE & TRUS                        85.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   817      DCGT AS TTEE AND/OR CUST                                 12.2%
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   818      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   819      LIFETIME 2020 FUND                                       11.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREETDES MOINES, IA 50392-0200
   819      LIFETIME 2040 FUND                                        6.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      LIFETIME 2030 FUND                                       12.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      PRINCIPAL LIFE INSURANCE CO                              64.6%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   820      DELAWARE CHARTER GUARANTEE & TRUS                        96.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   821      DELAWARE CHARTER GUARANTEE & TRUS                         5.1%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   821      DELAWARE CHARTER GUARANTEE & TRUS                        94.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   822      DELAWARE CHARTER GUARANTEE & TRUS                         6.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   822      DELAWARE CHARTER GUARANTEE & TRUS                        93.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   823      DELAWARE CHARTER GUARANTEE & TRUS                        95.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   824      PRINCIPAL LIFE INSURANCE CO                              96.3%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   825      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   827      DELAWARE CHARTER GUARANTEE & TRUS                        34.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   827      DELAWARE CHARTER GUARANTEE & TRUS                        64.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   828      DELAWARE CHARTER GUARANTEE & TRUS                        40.3%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   829      DCGT AS TTEE AND/OR CUST                                 99.9%
            FBO PRINCIPAL FINANCIAL GROUP OMNIUS WRAPPED
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   830      DELAWARE CHARTER GUARANTEE & TRUS                         6.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   830      DELAWARE CHARTER GUARANTEE & TRUS                        93.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      DELAWARE CHARTER GUARANTEE & TRUS                        14.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      DELAWARE CHARTER GUARANTEE & TRUS                        85.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   832      DELAWARE CHARTER GUARANTEE & TRUS                        13.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   832      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   833      DELAWARE CHARTER GUARANTEE & TRUS                         9.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   833      DELAWARE CHARTER GUARANTEE & TRUS                        86.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   834      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   835      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   836      DCGT AS TTEE AND/OR CUST                                 98.8%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   837      DELAWARE CHARTER GUARANTEE & TRUS                        96.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   838      DELAWARE CHARTER GUARANTEE & TRUS                        90.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   838      DCGT AS TTEE AND/OR CUST                                  7.7%
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   839      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   840      DELAWARE CHARTER GUARANTEE & TRUS                        97.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   841      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   842      DELAWARE CHARTER GUARANTEE & TRUS                        93.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   843      DELAWARE CHARTER GUARANTEE & TRUS                        97.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   844      LIFETIME 2020 FUND                                        9.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   844      LIFETIME 2030 FUND                                        9.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   844      PRINCIPAL LIFE INSURANCE CO                              69.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   850      DELAWARE CHARTER GUARANTEE & TRUS                         5.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   850      DELAWARE CHARTER GUARANTEE & TRUS                        93.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   851      DELAWARE CHARTER GUARANTEE & TRUS                        96.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   852      DELAWARE CHARTER GUARANTEE & TRUS                         8.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   852      DELAWARE CHARTER GUARANTEE & TRUSFBO VARIOUS
            QUALIFED PLANSFBO PRINCIPAL FINANCIAL GROUPATTN          91.2%
            RIS NPIO TRADE DESK711 HIGH STREETDES MOINES, IA
            50392
   853      DELAWARE CHARTER GUARANTEE & TRUS                         7.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   853      DELAWARE CHARTER GUARANTEE & TRUS                        85.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   854      LIFETIME 2020 FUND                                        5.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   854      LIFETIME 2030 FUND                                        6.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   854      PRINCIPAL LIFE INSURANCE CO                              79.3%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   855      DCGT AS TTEE AND/OR CUST                                 97.1%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   856      DCGT AS TTEE AND/OR CUST                                100.0%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   857      DCGT as TTEE and/or CUST                                 98.7%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   858      DCGT as TTEE and/or CUST                                 48.5%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High StreetDes Moines, IA 50303
   858      DCGT as TTEE and/or CUST                                 50.2%
            FBO Various NonQualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   859      DCGT AS TTEE AND/OR CUST                                 93.4%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   865      DELAWARE CHARTER GUARANTEE & TRUS                        24.3%
            FBO PRINCIPAL FINANCIAL GROUP OMNIBUS CLIENT 902
            711 HIGH STREET
            DES MOINES, IA 50303
   870      DELAWARE CHARTER GUARANTEE & TRUS                        95.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   871      DELAWARE CHARTER GUARANTEE & TRUS                        99.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   872      DELAWARE CHARTER GUARANTEE & TRUS                         9.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   872      DELAWARE CHARTER GUARANTEE & TRUS                        90.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   873      DELAWARE CHARTER GUAR & TRUST                             9.8%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   873      DELAWARE CHARTER GUARANTEE & TRUS                        86.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   874      DCGT AS TTEE AND/OR CUST                                100.0%
            FBO PRINCIPAL FINANCIAL GROUP OMNIUS WRAPPED
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   875      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   876      DELAWARE CHARTER GUARANTEE & TRUS                        96.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   877      DELAWARE CHARTER GUARANTEE & TRUS                        98.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   878      DELAWARE CHARTER GUARANTEE & TRUS                        84.7%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   878      DCGT as TTEE and/or CUST                                 12.9%
            FBO Various NonQualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   879      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   880      DELAWARE CHARTER GUARANTEE & TRUS                         6.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   880      DELAWARE CHARTER GUARANTEE & TRUS                        93.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   881      DELAWARE CHARTER GUARANTEE & TRUS                        99.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   882      DELAWARE CHARTER GUARANTEE & TRUS                         8.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   882      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   883      DELAWARE CHARTER GUARANTEE & TRUS                        92.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   884      PRINCIPAL LIFE INSURANCE CO                              98.8%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   885      DELAWARE CHARTER GUARANTEE & TRUS                        95.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   886      DELAWARE CHARTER GUARANTEE & TRUS                        96.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   887      DELAWARE CHARTER GUARANTEE & TRUS                        93.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      BOARD OF TRUSTEE OF IEASO 401K                            9.4%
            FBO ILL EDU ASSOC STAFF ORG 401K
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      DELAWARE CHARTER GUARANTEE & TRUS                        66.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      J MOORHOUSE & R STINE TTEE                                7.9%
            FBO BAKERSFIELD CALIFORNIAN NQ PL. TRUSTEES
            PO BOX 81075
            BAKERSFIELD, CA 93380
   889      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   890      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   891      DCGT AS TTEE AND/OR CUST                                 99.5%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   892      DELAWARE CHARTER GUARANTEE & TRUS                        92.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   892      DELAWARE CHARTER GUARANTEE & TRUS                         6.3%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   893      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            11 HIGH STREET
            DES MOINES, IA 50392
   894      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   900      DELAWARE CHARTER GUARANTEE & TRUS                        16.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   900      DELAWARE CHARTER GUARANTEE & TRUS                        83.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      DELAWARE CHARTER GUARANTEE & TRUS                        27.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      DELAWARE CHARTER GUARANTEE & TRUS                        72.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   902      DELAWARE CHARTER GUARANTEE & TRUS                        90.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   904      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   906      DELAWARE CHARTER GUARANTEE & TRUS                         7.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   906      DELAWARE CHARTER GUARANTEE & TRUS                        89.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   911      DELAWARE CHARTER GUARANTEE & TRUS                        11.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   911      DELAWARE CHARTER GUARANTEE & TRUS                        88.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   912      DELAWARE CHARTER GUARANTEE & TRUS                         6.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   912      DELAWARE CHARTER GUARANTEE & TRUS                        94.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   913      DELAWARE CHARTER GUARANTEE & TRUS                        10.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   913      DELAWARE CHARTER GUARANTEE & TRUS                        86.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   914      DELAWARE CHARTER GUARANTEE & TRUS                        93.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   915      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   920      DELAWARE CHARTER GUARANTEE & TRUS                        25.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   920      DELAWARE CHARTER GUARANTEE & TRUS                        74.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   921      DELAWARE CHARTER GUARANTEE & TRUS                        93.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   922      DELAWARE CHARTER GUARANTEE & TRUS                        10.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   922      DELAWARE CHARTER GUARANTEE & TRUS                        89.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   923      DELAWARE CHARTER GUARANTEE & TRUS                        14.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   923      DELAWARE CHARTER GUARANTEE & TRUS                        83.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   924      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   925      DELAWARE CHARTER GUARANTEE & TRUS                        29.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   925      DELAWARE CHARTER GUARANTEE & TRUS                        69.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   926      DELAWARE CHARTER GUARANTEE & TRUS                        93.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   927      DELAWARE CHARTER GUARANTEE & TRUS                        13.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   927      DELAWARE CHARTER GUARANTEE & TRUS                        84.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   928      DELAWARE CHARTER GUARANTEE & TRU                         91.4%
            SFBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   929      LIFETIME 2010 FUND                                       16.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME 2020 FUND                                       30.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME STRATEGIC INCOME FUND                            8.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME 2030 FUND                                       16.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      PRINCIPAL LIFE INSURANCE CO                              22.4%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   930      DELAWARE CHARTER GUARANTEE & TRUS                        16.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   930      DELAWARE CHARTER GUARANTEE & TRUS                        83.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   931      DELAWARE CHARTER GUARANTEE & TRUS                        17.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   931      DELAWARE CHARTER GUARANTEE & TRUS                        82.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      DELAWARE CHARTER GUARANTEE & TRUS                        11.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      DELAWARE CHARTER GUARANTEE & TRUS                        61.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      TRUSTAR                                                  24.0%
            FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   933      DELAWARE CHARTER GUAR & TRUST                             7.5%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   933      DELAWARE CHARTER GUARANTEE & TRUS                        24.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   933      DELAWARE CHARTER GUARANTEE & TRUS                        59.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   934      LIFETIME 2010 FUND                                       12.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      LIFETIME 2020 FUND                                       22.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      LIFETIME 2030 FUND                                       15.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      PRINCIPAL LIFE INSURANCE CO                              37.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   935      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   938      DCGT as TTEE and/or CUST                                 97.1%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   940      DELAWARE CHARTER GUARANTEE & TRUS                        95.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   941      DELAWARE CHARTER GUARANTEE & TRUS                        46.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   942      DELAWARE CHARTER GUARANTEE & TRUS                        25.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   942      DELAWARE CHARTER GUARANTEE & TRUS                        69.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   943      DELAWARE CHARTER GUARANTEE & TRUS                        10.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   943      DELAWARE CHARTER GUARANTEE & TRUS                        76.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   944      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 11.5%
            RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      PRINCIPAL TRUST FOR LIFE INS BENEFITS FOR EE'S -
            RETIRED5016                                               6.4%
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD
            - RETIRED5025                                             9.9%
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 58.9%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   950      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   952      DELAWARE CHARTER GUARANTEE & TRUS                        65.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   953      NPGC NON-QUALIFIED DEFERRED COMPE                         8.5%
            ATTN LEIMKUHLER LYLE
            PO BOX 29
            SAINT JOSEPH, MO 64502-0029
   953      DELAWARE CHARTER GUARANTEE & TRUS                         7.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   953      DELAWARE CHARTER GUARANTEE & TRUS                        83.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   960      DELAWARE CHARTER GUARANTEE & TRUS                         9.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   960      DELAWARE CHARTER GUARANTEE & TRUS                        90.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      DELAWARE CHARTER GUARANTEE & TRUS                        11.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      DELAWARE CHARTER GUARANTEE & TRUS                        88.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   962      DELAWARE CHARTER GUARANTEE & TRUS                        10.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   962      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUAR & TRUST                             7.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUARANTEE & TRUS                        12.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUARANTEE & TRUS                        74.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   964      LIFETIME 2010 FUND                                       26.0%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2020 FUND                                       23.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2040 FUND                                       12.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2050 FUND                                        6.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME STRATEGIC INCOME FUND                            5.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2030 FUND                                       23.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   970      DELAWARE CHARTER GUARANTEE & TRUS                        13.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   970      DELAWARE CHARTER GUARANTEE & TRUS                        86.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   971      DELAWARE CHARTER GUARANTEE & TRUS                        10.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   971      DELAWARE CHARTER GUARANTEE & TRUS                        80.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   972      DELAWARE CHARTER GUARANTEE & TRUS                         7.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   972      DELAWARE CHARTER GUARANTEE & TRUS                        90.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   973      DELAWARE CHARTER GUARANTEE & TRUS                        76.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   974      LIFETIME 2020 FUND                                       32.0%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2040 FUND                                       18.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2050 FUND                                       10.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2030 FUND                                       34.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   985      CITIZENS BUSINESS BANK                                    5.3%
            FBO AAA ELEMOTOR SALES & SERV INC RETMT SAV
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   985      DELAWARE CHARTER GUARANTEE & TRUS                        94.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   987      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   988      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   990      LIFETIME 2010 FUND                                       47.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   990      LIFETIME STRATEGIC INCOME FUND                           51.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200




INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-2080. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.


Fund(s): Partners SmallCap Growth I

Sub-Advisor: Alliance Capital Management, L.P. ("Alliance") managed $579 billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s): Partners LargeCap Value

Sub-Advisor: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $579 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value II

Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $100.9 billion in assets.

Fund(s): Partners SmallCap Value

Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2005, Ark Asset managed $16.7 billion in assets.

Fund(s): MidCap Value

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. At December 31, 2005, BHMS had approximately $55.4 billion in assets under management.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value
Sub-Advisor: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, New York, New York 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States, with over $102 billion in assets. The Bank of New York began offering investment services in the 1830s and as of December 31, 2005, managed more than $102 billion in investments for institutions and individuals.

Fund(s): LargeCap Growth and MidCap Growth

Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

Fund(s): Partners SmallCap Value II

Sub-Advisor: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $36.0 billion in assets.

Fund(s): Partners SmallCap Growth Fund II

Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $2.36 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

Fund(s): Partners International and Partners MidCap Growth II

Sub-Advisor: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR and affiliates managed approximately $207.7 billion in assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

Fund(s): Partners LargeCap Blend I and Partners MidCap Value I

Sub-Advisor: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

Fund(s): Partners LargeCap Growth

Sub-Advisor: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $111 billion in client assets.

Fund(s): Partners Global Equity and Partners SmallCap Value I

Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $847 billion.

Fund(s): Partners MidCap Value I and Partners SmallCap Value

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $3.7 billion.

Fund(s): Partners SmallCap Growth III

Sub-Advisor: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $6.77 billion as of December 31, 2005.

Fund(s): Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap
         Value I

Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $21.3 billion in assets.

Fund(s): Partners MidCap Value

Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $105.9 billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Fund(s): Tax-Exempt Bond
Sub-Advisor: Nuveen Asset Management ("NAM") is a wholly-owned subsidiary of Nuveen Investments Inc. NAM offers advisory and investment management services to a broad range of mutual fund and separate account clients. As of December 31, 2005, NAM had approximately $79 billion in assets under management, and Nuveen Investments, Inc. and its affiliates had approximately $136 billion in assets under management. Nuveen Asset Management is located at 333 West Wacker Drive, Chicago, Illinois 60606.

Fund(s): High Yield

Sub-Advisor: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.

Fund(s): Real Estate Securities

Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $32.0 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


Fund(s): Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified
         International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.

Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s): Preferred Securities

Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.

Fund(s): Partners LargeCap Blend and Partners LargeCap Growth I

Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $269.5 billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s): Partners MidCap Growth

Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $18 billion in assets.

Fund(s): Partners LargeCap Value I and Partners SmallCap Growth II

Sub-Advisor: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $66.12 billion in assets and the Group managed approximately $581.49 billion in assets.

Fund(s): Partners SmallCap Value Fund II
Sub-Advisor: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management North America. As of December 31, 2005, Vaughan Nelson had approximately $4.7 billion in assets under management.

Fund(s): Partners LargeCap Blend I

Sub-Advisor: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.

THE SUB-SUB-ADVISORS

Principal, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Similarly, Fidelity has entered into a sub-sub-advisory agreement with FMR Co., Inc. for the Partners International and Partners MidCap Growth II Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Principal and oversight by the Board. Each firm, at its own expense, will provide all investment, management and administrative personnel, facilities and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, Principal pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Fidelity pays FMR Co., Inc. 50% of the sub-advisory fee it receives from each Fund. Entering into these agreements does not change the management fee that the Fund pays the Manager under its Management Agreement or the sub-advisory fee that the Manager pays Principal under its sub-advisory agreement. Principal, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.


Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:

 NAME                      OFFICE HELD WITH THE FUND                  OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                      -------------------------                  --------------------------------------
 John E. Aschenbrenner     Director                                   Director (Manager)
 Craig L. Bassett          Treasurer                                  Treasurer (Manager)
 Michael J. Beer           Executive Vice President &                 Executive Vice President  &
                           Principal Accounting Officer               Chief Operating Officer (Manager)
 David J. Brown            Chief Compliance Officer                   Senior Vice President (Manager)
 Jill R. Brown             Vice President & Chief Financial Officer   Senior Vice President & Chief Financial Officer (Manager)
 Ralph C. Eucher           Director, CEO & President                  Director and President (Manager)
 Ernest H. Gillum          Vice President & Assistant Secretary       Vice President - Product Development (Manager)
 David W. Miles            Senior Vice President and Secretary        Senior Vice President (Manager)
 Layne A. Rasmussen        Vice President & Controller                Vice President & Controller (Manager)
 Michael D. Roughton       Counsel                                    Counsel (Manager; Principal)
 James F. Sager            Assistant Secretary                        Vice President (Manager)
 Jean B. Schustek          Vice President & Assistant Secretary       Vice President - Registered Products (Manager)
 Larry D. Zimpleman        Director & Chairman of the Board           Director & Chairman of the Board (Manager)



CODES OF ETHICS
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. The Manager has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy will also be provided upon request, which may be made by contacting the Fund.

PROXY VOTING POLICIES
The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B.

Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                 0.54%     Partners MidCap Growth       1.00%
       Disciplined LargeCap
       Blend                      0.60%     Partners MidCap Growth I     1.00%
       Diversified                          Partners MidCap Growth
       International              0.90%     II                           1.00%
       Equity Income              0.60%     Partners MidCap Value        1.00%
       Government & High
       Quality Bond               0.40%     Partners MidCap Value I      1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners SmallCap Blend      1.00%
                                            Partners SmallCap Growth
       High Yield                 0.65%     I                            1.10%
                                            Partners SmallCap Growth
       Inflation Protection       0.40%     II                           1.00%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     III                          1.10%
       International Growth       1.00%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       LargeCap Growth            0.55%     I                            1.00%
                                            Partners SmallCap Value
       LargeCap S&P 500 Index     0.15%     II                           1.00%
       LargeCap Value             0.45%     Preferred Securities         0.75%
       MidCap Blend               0.65%     Principal LifeTime 2010    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2020    0.1225%
       MidCap S&P 400 Index       0.15%     Principal LifeTime 2030    0.1225%
       MidCap Value               0.65%     Principal LifeTime 2040    0.1225%
       Money Market               0.40%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       Partners Global Equity     0.95%     Strategic Income           0.1225%
       Partners International     1.10%     Real Estate Securities       0.85%
       Partners LargeCap Blend    0.75%     Short-Term Bond              0.40%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Blend               0.75%
       Partners LargeCap Growth   1.00%     SmallCap Growth              0.75%
       Partners LargeCap Growth
       I                          0.74%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth
       II                         1.00%     SmallCap Value               0.75%
       Partners LargeCap Value    0.78%     Tax-Exempt Bond              0.50%
       Partners LargeCap Value
       I                          0.80%     Ultra Short Bond             0.40%
       Partners LargeCap Value
       II                         0.85%



The management fee schedules for the Funds are as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Bond & Mortgage Securities        0.55%       0.53%       0.51%        0.50%
Disciplined LargeCap Blend        0.60        0.58        0.56         0.55
Diversified International         0.90        0.88        0.86         0.85
Equity Income                     0.60        0.58        0.56         0.55
Government & High Quality
Bond                              0.40        0.38        0.36         0.35
High Quality
Intermediate-Term Bond            0.40        0.38        0.36         0.35
High Yield                        0.65        0.63        0.61         0.60
Inflation Protection              0.40        0.38        0.36         0.35
International Emerging
Markets                           1.35        1.33        1.31         1.30
International Growth              1.00        0.98        0.96         0.95
LargeCap Growth                   0.55        0.53        0.51         0.50
LargeCap S&P 500 Index            0.15        0.15        0.15         0.15
LargeCap Value                    0.45        0.43        0.41         0.40
MidCap Blend                      0.65        0.63        0.61         0.60
MidCap Growth                     0.65        0.63        0.61         0.60
MidCap S&P 400 Index              0.15        0.15        0.15         0.15
MidCap Value                      0.65        0.63        0.61         0.60
Money Market                      0.40        0.39        0.38         0.37
Partners Global Equity            0.95        0.93        0.91         0.90
Partners International            1.10        1.08        1.06         1.05
Partners LargeCap Blend           0.75        0.73        0.71         0.70
Partners LargeCap Blend I         0.45        0.43        0.41         0.40
Partners LargeCap Growth          1.00        0.98        0.96         0.95
Partners LargeCap Growth I        0.75        0.73        0.71         0.70
Partners LargeCap Growth II       1.00        0.98        0.96         0.95
Partners LargeCap Value           0.80        0.78        0.76         0.75
Partners LargeCap Value I         0.80        0.78        0.76         0.75
Partners LargeCap Value II        0.85        0.83        0.81         0.80
Partners MidCap Growth            1.00        0.98        0.96         0.95
Partners MidCap Growth I          1.00        0.98        0.96         0.95
Partners MidCap Growth II         1.00        0.98        0.96         0.95
Partners MidCap Value             1.00        0.98        0.96         0.95
Partners MidCap Value I           1.00        0.98        0.96         0.95
Partners SmallCap Blend           1.00        0.98        0.96         0.95
Partners SmallCap Growth I        1.10        1.08        1.06         1.05
Partners SmallCap Growth II       1.00        0.98        0.96         0.95
Partners SmallCap Growth III      1.10        1.08        1.06         1.05
Partners SmallCap Value           1.00        0.98        0.96         0.95
Partners SmallCap Value I         1.00        0.98        0.96         0.95
Partners SmallCap Value II        1.00        0.98        0.96         0.95
Preferred Securities              0.75        0.73        0.71         0.70
Principal LifeTime 2010         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2020         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2030         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2040         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2050         0.1225      0.1225      0.1225       0.1225
Principal LifeTime Strategic
Income                          0.1225      0.1225      0.1225       0.1225
Real Estate Securities            0.85        0.83        0.81         0.80
Short-Term Bond f/k/a High
Quality Short-Term Bond           0.40        0.38        0.36         0.35
SmallCap Blend                    0.75        0.73        0.71         0.70
SmallCap Growth                   0.75        0.73        0.71         0.70
SmallCap S&P 600 Index            0.15        0.15        0.15         0.15
SmallCap Value                    0.75        0.73        0.71         0.70
Tax-Exempt Bond                   0.50        0.48        0.46         0.45
Ultra Short Bond f/k/a
Capital Preservation              0.40        0.39        0.38         0.37

Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund. Currently these services are provided by the Manager to the Institutional Class, Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred classes at no charge. The Manager is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the expenses paid by the Class J shares of the following Funds and, if necessary, pay expenses normally payable by each such Fund's Class J shares through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed the following percentages:

       High Quality Intermediate-Term Bond                            1.35     Principal LifeTime 2010      0.75
       Inflation Protection                                           1.15     Principal LifeTime 2020      0.75
       Partners LargeCap Growth                                       1.75     Principal LifeTime 2030      0.75
       Partners LargeCap Growth II                                    1.75     Principal LifeTime 2040      0.75
       Partners SmallCap Growth I                                     2.05     Principal LifeTime 2050      0.75
                                                                               Principal LifeTime
       Partners SmallCap Growth II                                    2.05     Strategic Income             0.75
       Partners SmallCap Value                                        1.95     Ultra Short Bond             1.20
       Preferred Securities                                           1.60





The voluntary expense limits in place for Class J shares through the period ended February 28, 2006 maintained operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) which did not to exceed the following percentages:

       Bond & Mortgage Securities       1.35     Partners MidCap Value    1.95
       Government & High Quality                 Partners SmallCap
       Bond                             1.35     Growth I                 2.05
       High Quality                              Partners SmallCap
       Intermediate-Term Bond           1.35     Growth II                2.05
                                                 Partners SmallCap
       Inflation Protection             1.35     Value                    1.95
       International Growth             2.10     Preferred Securities     1.60
                                                 Principal LifeTime
       Money Market                     1.35     2050                     1.70
       Partners LargeCap Growth         1.75     Short-Term Bond          1.35
       Partners LargeCap Growth I       1.75     SmallCap Value           1.70
       Partners LargeCap Growth II      1.75     Ultra Short Bond         1.35
       Partners MidCap Growth           1.95



The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

                                       CLASS A   CLASS B        EXPIRATION
                                       -------   -------        ----------
       Bond & Mortgage Securities       0.94        1.60       June 30, 2009
       Inflation Protection Fund        0.90*        N/A     February 28, 2007
       MidCap Blend                     1.02        1.32       June 30, 2008
       Money Market                      N/A        1.60*    February 28, 2007
       Partners LargeCap Growth II      1.70         N/A     February 28, 2007
       Partners MidCap Growth           1.75        2.50       June 30, 2008
       Partners MidCap Growth I         1.75         N/A     February 28, 2007
       Partners MidCap Value            1.75        2.50     February 28, 2007
       Partners SmallCap Growth II      1.95        2.70       June 30, 2008
       Preferred Securities             1.00*        N/A     February 28, 2007
       Principal LifeTime 2010          0.50*        N/A     February 28, 2007
       Principal LifeTime 2020          0.50*       1.25*    February 28, 2007
       Principal LifeTime 2030          0.50*       1.25*    February 28, 2007
       Principal LifeTime 2040          0.50*       1.25*    February 28, 2007
       Principal LifeTime 2050          0.50*       1.25*    February 28, 2007
       Principal LifeTime Strategic
       Income                           0.50*       1.25*    February 28, 2007
       SmallCap Value                   1.45*       2.20*    February 28, 2007
       Tax-Exempt Bond                  0.76        1.15       June 30, 2008
       Ultra Short Bond                 0.75*        N/A     February 28, 2007
      ///* /Effective March 1, 2006

Fees paid for investment management services during the periods indicated were as follows:

                              MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                              -----------------
 FUND                             2005             2004             2003
 ----                             ----             ----             ----
 Bond & Mortgage Securities     5,132,094       2,688,040        1,193,461
 Disciplined LargeCap Blend     2,484,913         153,994          54,442/(1)/
 Diversified International      2,283,907         745,729          363,615
 Equity Income Fund              564,610/(2)/
 Government & High Quality
 Bond                             916,595         438,596          361,137
 High Quality
 Intermediate-Term Bond           370,871         240,603          103,463
 High Yield                      245,108/(3)/
 Inflation Protection            152,501/(3)/
 International Emerging
 Markets                        1,077,236         357,526          151,101
 International Growth           5,444,797       3,091,203        1,639,445
 LargeCap Growth                1,766,507         604,743          275,615
 LargeCap S&P 500 Index           948,572         899,740          349,601
 LargeCap Value                 1,282,322         460,338          237,121
 MidCap Blend                   2,079,396         452,794          199,946
 MidCap Growth                    124,298         130,927           45,810
 MidCap S&P 400 Index             120,885          74,404           38,154
 MidCap Value                     654,579         427,898          209,363
 Money Market                   1,601,301         715,144          374,334
 Partners Global Equity           69,130/(4)/
 Partners International         4,289,099        835,381/(5)/
 Partners LargeCap Blend        5,180,187       3,816,625        1,993,626
 Partners LargeCap Blend I        408,998         129,570           75,350
 Partners LargeCap Growth       1,317,923         106,940          51,601/(1)/
 Partners LargeCap Growth I     6,070,305       5,138,429        3,419,862
 Partners LargeCap Growth II    5,283,105       1,399,401          310,358
 Partners LargeCap Value       12,192,603       9,526,884        6,121,718
 Partners LargeCap Value I      1,151,198         17,053/(6)/
 Partners LargeCap Value II      896,443/(3)/
 Partners MidCap Growth         1,615,525         366,292          107,205
 Partners MidCap Growth I       2,011,387        639,467/(5)/
 Partners MidCap Growth II     2,330,011/(3)/
 Partners MidCap Value          4,369,396       1,797,583          655,897
 Partners MidCap Value I        4,266,927       1,248,775/(5)/
 Partners SmallCap Blend        2,040,434         815,310          29,414/(1)/
 Partners SmallCap Growth I     1,142,276         886,227          870,815
 Partners SmallCap Growth II    3,800,328       2,462,995          850,367
 Partners SmallCap Growth
 III                              763,865         21,005/(6)/
 Partners SmallCap Value        3,094,810       2,420,186        1,687,225
 Partners SmallCap Value I      1,934,248         878,429         260,441/(1)/
 Partners SmallCap Value II     1,471,842          84,203
 Preferred Securities           2,067,479       1,282,198          570,777
 Principal LifeTime 2010          549,232         281,820          104,031
 Principal LifeTime 2020          860,943         403,222          138,346
 Principal LifeTime 2030          727,582         384,217          135,132
 Principal LifeTime 2040          292,998         127,700           44,557
 Principal LifeTime 2050          131,676          63,674           19,646
 Principal LifeTime
 Strategic Income                 264,658         114,614           44,486
 Real Estate Securities         4,924,525       2,459,268          849,583
 Short-Term Bond                  393,548         199,011          123,799
 SmallCap Blend                 1,293,621         640,271          269,183
 SmallCap Growth                  220,898         187,554          105,235
 SmallCap S&P 600 Index           310,146         139,801           48,853
 SmallCap Value                   654,297         328,987          153,609
 Tax-Exempt Bond                 816,158/(7)/
 Ultra Short Bond                 324,495         333,736          174,476



/ //(1)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.

/ //(2)/ Portion of the amount shown is that of Principal Equity Income Fund,
 Inc. (predecessor to Equity Income Fund).
/ //(3)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(4)/ Period from March 1, 2005 (date operations commenced) through October
 31, 2005.

/ //(5)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(6)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.
/ //(7)/ Portion of the amount shown is that of Principal Tax-Exempt Bond Fund, Inc. (predecessor to Tax-Exempt Bond Fund).





Sub-Advisory Agreements for the Funds
-------------------------------------


FUNDS FOR WHICH PRINCIPAL SERVES AS SUB-ADVISOR . Principal is Sub-Advisor for each Fund identified below in Tables A, B and C. The Manager pays Principal a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
.. Principal Life non-registered separate account sub-advised by Principal with assets invested primarily in fixed-income securities (except money market separate accounts);
.. Principal Life sponsored mutual fund sub-advised by Principal with assets invested primarily in fixed-income securities (except money market mutual funds); and
.. assets of the Principal Variable Contracts Fund, Inc. - Balanced Account. The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by Principal with the same investment mandate (e.g. midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by Principal
  and
.. (b) Principal Life sponsored mutual fund sub-advised by Principal.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                                               TABLE A
                                       NET ASSET VALUE OF FUND
                         ---------------------------------------------------
                            FIRST         NEXT         NEXT           OVER
 FUND                     $5 BILLION   $1 BILLION   $4 BILLION    $10 BILLION
 ----                    -----------   ----------   ----------    -----------
 Bond & Mortgage
 Securities, Government
 & High Quality Bond,
 High Quality
 Intermediate-Term
 Bond, Inflation
 Protection, Short-Term
 Bond, Tax-Exempt Bond*
 and Ultra Short Bond      0.1126%       0.0979%      0.0930%       0.0881%
*The fee paid to Principal for services provided to the Tax-Exempt Bond Fund is reduced by the amount of the sub-advisory fee the Fund pays to Nuveen
 Asset Management.




                                                                          TABLE B
                                                                  NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------------
                                FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND                         $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----                        ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Disciplined LargeCap
 Blend, Equity Income and
 LargeCap Value                0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%        0.0587%
 Diversified International
 and International Growth      0.3427        0.2741        0.1958         0.1566        0.1175        0.0979         0.0783





                            FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                         $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                         -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Blend and
 MidCap Value (PGI)      0.3916%           0.3133%          0.2643%           0.2252%           0.1762%                   0.1273%
 SmallCap Blend,
 SmallCap Growth and
 SmallCap Value          0.4699            0.3524           0.2643            0.2448            0.2154                    0.1762
                              OVER
                          $1.5 BILLION
                          ------------
 MidCap Blend and         0.0783%
 MidCap Value (PGI)
 SmallCap Blend,          0.1175
 SmallCap Growth and
 SmallCap Value

                                                 TABLE C
 FUND                              SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                              ------------
 International
 Emerging Markets                                0.4895%
 LargeCap S&P 500
 Index                                           0.0147
 MidCap S&P 400 Index                            0.0147
 Money Market                                    0.0734
 Principal LifeTime
 2010                                            0.0416
 Principal LifeTime
 2020                                            0.0416
 Principal LifeTime
 2030                                            0.0416
 Principal LifeTime
 2040                                            0.0416
 Principal LifeTime
 2050                                            0.0416
 Principal LifeTime
 Strategic Income                                0.0416
 SmallCap S&P 600
 Index                                           0.0147




ALL OTHER FUNDS.

                                                           SUB-ADVISOR FEE
 FUND                                                   AS A % OF NET ASSETS
 ----                                                   ---------------------
 High Yield                                                     0.30%
 Partners MidCap Growth and Partners SmallCap Value II
 - DFA                                                          0.50
 Tax-Exempt Bond - Nuveen                                       0.60




                                                       NET ASSET VALUE OF FUND
                  -------------------------------------------------------------------------------------------------
                     FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND              $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----             ------------  -----------  -------------  -------------  ------------  ------------   ------------
 LargeCap Growth     0.27%         0.25%         0.22%          0.18%         0.13%         0.09%          0.06%




                                                              NET ASSET VALUE OF FUND
                ----------------------------------------------------------------------------------------------------------
                     FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
 FUND             $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
 ----             -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Growth      0.40%             0.32%            0.27%             0.23%             0.18%                     0.13%


                       OVER
 FUND              $1.5 BILLION
 ----              ------------
 MidCap Growth       0.08%




                                             NET ASSET VALUE OF FUND
                        -----------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION   $100 MILLION
 ----                   ------------  -----------  -----------  -----------   ------------
 MidCap Value - BHMS       0.80%         0.60%        0.50%        0.40%         0.35%




                                                       NET ASSET VALUE OF FUND
                              FIRST          NEXT          NEXT          NEXT          NEXT          OVER
 FUND                       $50 MILLION  $100 MILLION  $150 MILLION  $200 MILLION  $500 MILLION   $1 BILLION
 ----                      ------------  ------------  ------------  ------------  ------------   ----------
 Partners Global Equity       0.55%         0.45%         0.40%         0.35%         0.30%         0.25%



                                                                  NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------------------------------------------------
                                FIRST                    NEXT                    NEXT                    NEXT
                             $50 MILLI ON           $200 MILLIO N           $350 MILLIO N           $400 MILLIO N
                            -------------           -------------           -------------           -------------
 FUND
 ----
 Partners LargeCap
 Blend                          0.40%                   0.35%                   0.30%                   0.275%
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.




                                  OVER
 FUND                          $1 BILLION
 ----                          ----------
 Partners LargeCap       0.275% on all assets
 Blend
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $500 MILLION   $750 MILLION
 ----                                ------------  ------------   ------------
 Partners International                 0.45%         0.40%          0.35%




                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I - GSAM         0.15%        0.12%         0.10%




                                                    NET ASSET VALUE OF FUND
                                                  ---------------------------
                                                      FIRST           OVER
 FUND                                              $500 MILLION   $500 MILLION
 ----                                             -------------   ------------
 Partners LargeCap Blend I - Wellington
 Management                                           0.25%          0.20%




                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                            FIRST          NEXT          NEXT          OVER
 FUND                    $250 MILLION  $250 MILLION  $500 MILLION   $1 BILLION
 ----                   -------------  ------------  ------------   ----------
 Partners LargeCap
 Growth                     0.41%         0.33%         0.25%         0.20%




                                                                  NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------------------------------------------------
                                            FIRST                                            NEXT
 FUND                                    $250 MILLION                                    $250 MILLION
 ----                                    ------------                                    ------------
 Partners LargeCap
 Growth I                                   0.400%                                          0.375%
 The Sub-Advisory Fees on all assets through the period ending July 31, 2006 is 0.350%.
 The above fee schedule will be in place subsequent to the period ending July 31, 2006. Prior to July 31, 2006, a transitional fee of 0.350% will be applied to all assets of the Fund. In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.


                                 OVER
 FUND                        $500 MILLION
 ----                        ------------
 Partners LargeCap      0.350 % on all assets
 Growth I
 The Sub-Advisory Fees on all assets through the period ending July 31, 2006 is 0.350%.
 The above fee schedule will be in place subsequent to the period ending July 31, 2006. Prior to July 31, 2006, a transitional fee of 0.350% will be applied to all assets of the Fund. In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.




                                            NET ASSET VALUE OF FUND
                                   ---------------------------------------
                                     FIRST      NEXT       NEXT        OVER
                                      $50       $200       $500     $750 MILLIO
                                   MILLI ON   MILLIO N   MILLIO N   -----N-----
 FUND                              --------   --------   --------        -
 ----
 Partners LargeCap Growth II
 - American Century                  0.45%      0.40%      0.35%       0.30%



                                                               NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------
                                FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                         $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                        ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value -                                                                                      0.200%
 Bernstein                      0.600%       0.500%       0.400%       0.300%       0.250%       0.225%


                                                                 NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT         NEXT         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION  $300 MILLION   $500 MILLION
 ----                   ------------  -----------  -----------  -----------  -----------  -----------  ------------   ------------
 Partners LargeCap
 Value I                   0.600%       0.500%       0.400%       0.300%       0.250%       0.225%        0.200%         0.180%

                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------   ------------
 Partners LargeCap
 Value II                   0.40%         0.35%         0.30%          0.28%




                                                    NET ASSET VALUE OF FUND
                                                   --------------------------
                                                      FIRST           OVER
 FUND                                               $50 MILLION    $50 MILLION
 ----                                              ------------   ------------
 Partners MidCap Growth I                             0.40%          0.35%




                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $250 MILLION   $500 MILLION
 ----                               -------------  ------------   ------------
 Partners MidCap Growth II              0.45%         0.40%          0.35%




                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%




                                                                  NET ASSET VALUE OF FUND
                        ----------------------------------------------------------------------------------------------
                                FIRST                           NEXT                        NEXT            NEXT
 FUND                         $25 MILLION                    $25 MILLION                $75 MILLION     $225 MILLION
 ----                        ------------                    -----------                -----------     ------------
 Partners MidCap Value
 I - GSAM                       0.60%                           0.55%                      0.50%            0.45%
                                      If assets exceed $75  million, the fee on the first $50 million will be 0.50%
 Partners MidCap Value
 I - LA Capital                         0.30 % for all assets managed


                              OVER
 FUND                     $350 MILLION
 ----                     ------------
 Partners MidCap Value        0.40%
 I - GSAM

 Partners MidCap Value
 I - LA Capital




                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend, Partners
 SmallCap Value and Partners
 SmallCap Value I                       0.50%         0.45%          0.35%




                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                         FIRST         NEXT           OVER
 FUND                                  $25 MILLION  $75 MILLION   $100 MILLION
 ----                                 ------------  -----------   ------------
 Partners SmallCap Growth I              0.65%         0.60%         0.55%



                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $50       $250     $300 MILLIO
                                              MILLI ON   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
 Partners SmallCap Growth II - UBS              0.60%      0.55%       0.45%


                                             NET ASSET VALUE OF FUND
                                    --------------------------------------
                                      FIRST      NEXT      NEXT        OVER
                                       $10       $40       $150     $200 MILLIO
                                    MILLI ON   MILLI ON  MILLIO N   -----N-----
 FUND                               --------   --------  --------        -
 ----
 Partners SmallCap Growth II -
 Emerald                              0.75%     0.60%      0.50%       0.45%



                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $150 MILLION  $150 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth III           0.60%         0.55%          0.50%

                                             NET ASSET VALUE OF FUND
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Value II -
 Vaughan Nelson                         0.50%         0.45%          0.35%




                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $150 MILLION   $250 MILLION
 ----                               -------------  ------------   ------------
 Preferred Securities                   0.35%         0.30%          0.20%




                                              NET ASSET VALUE OF FUND
                                         FIRST         NEXT           OVER
 FUND                                  $1 BILLION  $500 MILLION   $1.5 BILLION
 ----                                  ----------  ------------   ------------
 Real Estate Securities                 0.4895%      0.4405%        0.3916%




Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal pursuant to which Principal agrees to perform all of the cash management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Principal - REI or Spectrum. The Manager pays Principal an amount representing Principal's actual cost providing such services and assuming such operations.

Investment Service Agreements
-----------------------------
An Investment Service Agreement between Principal and Principal Real Estate Investors, LLC provides that Principal Real Estate Investors will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Sub-Advisory Agreement with respect to the Equity Income Fund. The Agreement further provides that Principal will reimburse Principal Real Estate Investors for costs incurred in this regard.

An Investment Service Agreement between Principal and Post Advisory Group, LLC provides that Post will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Sub-Advisory Agreement with respect to the Short-Term Bond Fund. The Agreement further provides that Principal will reimburse Post for costs incurred in this regard.



Fees paid for Sub-Advisory services during the periods indicated were as follows:

                              SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                              ---------------------------------------------
 FUND                             2005          2004              2003
 ----                             ----          ----              ----
 Bond & Mortgage Securities      965,821        489,690           202,408
 Disciplined LargeCap Blend      737,975         26,676            8,672/(//1//)/
 Diversified International       253,035         87,311            43,482
 Equity Income                    57,334
 Government & High Quality
 Bond f/k/a Government
 Securities                      237,361        112,697            88,782
 High Quality
 Intermediate-Term Bond           95,143         58,966            25,884
 High Yield                       97,221
 Inflation Protection             37,515
 International Emerging
 Markets                         381,019        126,291            53,596
 International Growth            540,383        402,164           336,766
 LargeCap Growth                 420,546        125,152            32,966
 LargeCap S&P 500 Index           92,098         88,110            32,078
 LargeCap Value                  388,294        124,547            50,249
 MidCap Blend                    456,095         92,119            28,341
 MidCap Growth                    57,498         51,963            12,432
 MidCap S&P 400 Index             11,626          7,201             3,700
 MidCap Value                    238,799        115,018            30,773
 Money Market                    285,990        129,565            65,786
 Partners Global Equity           40,028
 Partners International        1,683,058       342,873/(2)/
 Partners LargeCap Blend       2,074,683      1,525,528           726,782
 Partners LargeCap Blend I       140,842         41,827            26,024
 Partners LargeCap Growth        503,990         41,038           23,233/(//1//)/
 Partners LargeCap Growth I    2,759,550      1,755,858         1,161,282
 Partners LargeCap Growth
 II                            2,085,021        698,830           167,477
 Partners LargeCap Value       3,325,819      2,604,172         1,749,113
 Partners LargeCap Value I       438,232        12,829/(3)/
 Partners LargeCap Value II      421,955
 Partners MidCap Growth          808,179        183,597            52,479
 Partners MidCap Growth I        723,574       235,545/(2)/
 Partners MidCap Growth II     1,004,994
 Partners MidCap Value         2,029,861        876,162           326,071
 Partners MidCap Value I       1,934,024       597,749/(2)/
 Partners SmallCap Blend         968,804        396,780           14,723/(//1//)/
 Partners SmallCap Growth I      623,616        451,286           467,000
 Partners SmallCap Growth
 II                            2,078,467      1,362,138           481,956
 Partners SmallCap Growth
 III                             416,901        11,486/(3)/
 Partners SmallCap Value       1,477,171      1,143,107           805,497
 Partners SmallCap Value I       923,990        439,225          130,411/(//1)/
 Partners  SmallCap Value
 II                              736,338        42,228/(3)/
 Preferred Securities            922,498       383,753/(2)/
 Principal LifeTime 2010         181,571         93,337            33,729
 Principal LifeTime 2020         283,309        133,052            44,559
 Principal LifeTime 2030         240,712        128,111            42,433
 Principal LifeTime 2040          96,223         41,962            14,464
 Principal LifeTime 2050          43,085         21,103             6,194
 Principal Lifetime
 Strategic Income                 86,547         37,851            14,392
 Real Estate Securities        3,046,527      1,554,098           499,540
 Short-Term Bond f/k/a High
 Quality Short-Term Bond         101,559         45,853            22,512
 SmallCap Blend                  325,799        180,544            83,134
 SmallCap Growth                  83,660         66,935             3,249
 SmallCap S&P 600 Index           29,737         13,404             4,474
 SmallCap Value                  247,839        121,251            49,633
 Tax-Exempt Bond                  58,208
 Ultra Short Bond f/k/a
 Capital Preservation             69,929        132,079            81,049

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.

Principal Underwriter
---------------------
Princor received underwriting fees from the sale of shares as follows:

                                             UNDERWRITING FEES
                                       FOR PERIODS ENDED OCTOBER 31,
                                  -------------------------------------
 FUND                               2005            2004            2003
 ----                               ----            ----            ----
 Bond & Mortgage Securities        294,296          99,544         79,698
 Disciplined LargeCap Blend        77,696/(4)/
 Diversified International         286,335          27,421         13,757
 Equity Income                     116,876/(4)/
 Government & High Quality Bond    214,484          74,082         85,944
 High Quality Intermediate-Term
 Bond                                8,681          13,111         14,966
 Inflation Protection              22,590/(1)/
 International Emerging Markets    127,886          14,286          3,105
 International Growth               18,248           6,688          3,576
 LargeCap Growth                   199,805           8,420          6,828
 LargeCap S&P 500 Index            152,974         133,840         88,466
 LargeCap Value                    190,577           9,935          4,471
 MidCap Blend                      438,134          39,839         17,564
 MidCap Growth                       8,293           6,902          4,230
 MidCap S&P 400 Index                5,459           6,318          6,863
 MidCap Value                       35,082          39,869         26,941
 Money Market                       78,061          87,923         89,282
 Partners LargeCap Blend           181,269          22,210         10,951
 Partners LargeCap Blend I         108,625           9,048          6,585
 Partners LargeCap Growth            7,396           5,046           349/(//2//)/
 Partners LargeCap Growth I         84,307           8,759          4,210
 Partners LargeCap Growth II         9,534           2,938          2,736
 Partners LargeCap Value           175,752          23,263         10,135
 Partners MidCap Growth             56,596           8,550          3,696
 Partners MidCap Growth I           2,207/(5)/
 Partners MidCap Value              65,667          13,833          7,217
 Partners SmallCap Growth I          3,248           9,033          2,900
 Partners SmallCap Growth II        54,077           3,023          1,791
 Partners SmallCap Value               819           1,347          4,838
 Preferred Securities               40,193          4,023/(//3//)/
 Principal LifeTime 2010            38,655          39,613          8,598
 Principal LifeTime 2020           115,301          79,585         26,819
 Principal LifeTime 2030           178,579          65,709         25,164
 Principal LifeTime 2040           171,240          20,441          7,277
 Principal LifeTime 2050            82,520           2,495          1,510
 Principal Lifetime Strategic
 Income                             15,703          14,534          3,627
 Real Estate Securities            214,854          39,498         28,899
 Short-Term Bond                    73,893          46,790         22,106
 SmallCap Blend                    148,121          45,328         23,026
 SmallCap Growth                    12,788          17,309          6,516
 SmallCap S&P 600 Index             25,294          11,488          9,406
 SmallCap Value                     42,446          11,318          6,452
 Tax-Exempt Bond                   42,123/(4)/
 Ultra Short Bond                   18,943          39,971         29,548

/ //(1)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(//3//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.

/ //(4)/ Period from June 28, 2005 (date operations commenced for Class A and
 Class B shares) through October 31, 2005.
 /(5)/ Period from June 28, 2005 (date operations commenced for Class A shares) through October 31, 2005.



MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except High Yield which offers only Institutional Class shares) offers six classes of shares:
Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class and Advisors Preferred Class. In addition, each Fund (except Disciplined LargeCap Blend, Partners Global Equity, Partners International, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth I, Partners MidCap Growth II and Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth III, Partners SmallCap Value I and Partners SmallCap Value II Funds) offers Class J shares.


Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class A shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, Inflation Protection, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II, Preferred Securities, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.


Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge on shares redeemed within six years of purchase. Class B shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, International Emerging Markets, LargeCap Growth, LargeCap Value, MidCap Blend, Money Market, Partners

LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth II, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap Blend, SmallCap Value and Tax-Exempt Bond Funds.


The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge.


The Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds.


The Advisors Select, Advisors Signature, Advisors Preferred and Select share classes are subject to asset based charges (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year));
.. that were purchased through the Principal Income IRA; or .. that were purchased through Principal Passage, a fee-based brokerage account.

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature,
---------------------------------------------------------------------------
Preferred and Select Classes only)
----------------------------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.25% of the average daily net assets of the Advisors Signature, Class, 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors
-------------------------------------------------------------------------------
Signature, Preferred and Select Classes only)
---------------------------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners;

.. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.28% of the average daily net assets of the Advisors Signature, Class, 0.15% of the average daily net assets of the Advisors Preferred Class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.


Accounting Services Agreement (all share classes)
-------------------------------------------------
The Fund has entered into an agreement pursuant to which the Manager has agreed to provide all accounting services customarily required by investment companies. The services provided under this agreement are currently provided at no cost to the fund. The accounting services include:
.. Maintaining fund general ledger and journal;
.. Preparing and recording disbursements for direct fund expenses;
.. Preparing daily money transfer;
.. Reconciling all fund bank and custodian accounts;
.. Assisting Fund independent auditors as appropriate;
.. Preparing daily projection of available cash balances;
.. Recording trading activity for purposes of determining net asset values and daily dividend;
.. Preparing daily portfolio valuation report to value portfolio securities and determining daily accrued income;
.. Determining the net asset value per share daily or at such other intervals as the fund may reasonably request or as may be required by law;
.. Preparing monthly, quarterly, semi-annual and annual financial statements;
.. Providing financial information for reports to the Securities and Exchange
  Commission in compliance with the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, the Internal Revenue Service and any other regulatory or governmental agencies as required;
.. Providing financial, yield, net asset value, and similar information to National Association of Securities Dealers, Inc., and other survey and statistical agencies as instructed from time to time by the fund;
.. Investigating, assisting in the selection of and conducting relations with custodians, depositories, accountants, legal counsel, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the fund's operations; and
.. Obtaining and keeping in effect fidelity bonds and directors and officers/errors and omissions insurance policies for the fund in accordance with the requirements of the Investment Company Act of 1940 and the rules thereunder, as such bonds and policies are approved by the fund's Board.

In addition to providing these accounting services, the agreement requires the Manager to pay the following operating expenses of the fund, and all other fund expenses of a similar nature:

.. Taxes, including in case of redeemed shares any initial transfer taxes, other local, state and federal taxes, and governmental fees;
.. Interest (except for interest the Fund incurs in connection with an investment it makes);
.. The fees of its independent auditor and its legal counsel;
.. The fees of the Custodian(s) of its assets;
.. The fees and expenses of all directors of the Fund who are not persons affiliated with the Administrator;
.. The cost of a line of credit for the Fund;

.. Fidelity bond/D&O-E&O policy;
.. Trade association dues;
.. Securities lending fees (This includes out-of-pocket expenses such as additional custody fees, if any, related to lending of fund securities. This does not include rebates paid to broker borrowers or the portion of gross security lending revenues that are retained by the lending agent); and
.. Expenses of unaffiliated directors.

Rule 12b-1 Fees / Distribution Plans and Agreements
---------------------------------------------------
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


The Plans provide that each Fund makes payments to Princor from assets of each share class that has a Plan to compensate Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

                                                                     MAXIMUM
                                                                    ANNUALIZED
                           SHARE CLASS                              12B-1 FEE
                           -----------                              ----------
Advisors Signature                                                    0.35%
Advisors Select                                                       0.30%
Advisors Preferred                                                    0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index
and Money Market) /(1)/                                               0.25%
Class A shares of Short-Term Bond and LargeCap S&P 500 Index
/(1)/                                                                 0.15%
Class B shares /(1)(2)/                                               1.00%
Class J shares (except Money Market)                                  0.50%
Class J shares of Money Market                                        0.25%
Select                                                                0.10%
///(1)/ Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.
/
 //(2)/ Princor also receives the proceeds of any CDSC imposed on the redemption of Class B shares

Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.


Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature, Select Class or Preferred Class shares. At least quarterly, Princor provides to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.


Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to Princor which may not use such fees to finance the distribution of the shares of another Fund. With respect to the Class A and Class B Plans, Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public. If expenses under a Class A or Class B Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. If the aggregate payments received by Princor under the Class A or Class B share Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.


Transfer Agency Agreement (Class A, Class B and Class J shares only)
--------------------------------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and

.. use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


The Management Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements for the Funds were reviewed and approved by the Directors on September 12, 2005.

The objective of the annual review of the Management, Sub-Advisory, and Sub-Sub-Advisory contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at no charge for all share classes (except the Institutional Class, Class A, Class B and Class J for which such services are provided at cost), Fund corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided either without charge or at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor (including Sub-Sub-Advisors) to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor/Sub-Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors/Sub-Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors/Sub-Sub-Advisors and that the Manager and Sub-Advisors/Sub-Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.


Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes (except Advisors Signature) of these Funds approved the Agreements on March 1, 2001. The Agreements for the Ultra Short Bond Fund were approved by its shareholders (except Advisors Signature) on June 15, 2001. The Agreements for the Preferred Securities Fund were approved by its Institutional Class shareholders on May 1, 2002 and its Class J shareholders on December 30, 2003. Shareholders of each Class (except Advisors Signature) of the Disciplined LargeCap Blend, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds approved the Agreements on December 30, 2002. Shareholders of each of the Institutional class shares of the Partners International, Partners MidCap Growth I and Partners MidCap Value I Funds approved the Agreements on December 29, 2003. Shareholders of each Class (except Advisors Signature) of the Partners LargeCap Value I, Partners SmallCap Growth III and Partners SmallCap Value II Funds approved the Agreements on June 1, 2004. Shareholders of the Advisors Preferred, Advisors Select, Select and Preferred share classes of the Partners International, Partners MidCap Growth I, Partners MidCap Value and Preferred Securities Funds approved the Agreements on June 1, 2004. The Agreements for the other Funds were approved by their shareholders (except Advisors Signature Class shareholders) on December 5, 2000. The Advisors Signature Class shareholders of all Funds approved the Agreements on November 1, 2004.


On May 26, 2005, the shareholders of all Classes (except A & B shares) approved the following:
.. Sub-Advisory Agreement with CCI for the LargeCap Growth and MidCap Growth
  Funds
.. Sub-Advisory Agreement with BHMS for the MidCap Value Fund

.. Sub-Sub-Advisory Agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds
.. Sub-Sub-Advisory Agreement with Post for the Bond & Mortgage Securities and
  Ultra Short Bond Funds.

The Sub-Advisory and/or Sub-Sub-Advisory Agreements for the Funds offering Class A and/or Class B shares were approved by shareholders of the respective Classes of those Funds on June 28, 2005.


CUSTODIAN
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

   FUND                            AMOUNT OF TRANSACTIONS   COMMISSIONS PAID
   ----                            ----------------------   ----------------
International Emerging Markets             $79,795,922          $80,944
Disciplined LargeCap Blend                  478,218,522          34,322
Diversified International                  176,950,479          112,780
Equity Income                               41,612,258           35,325
International Growth                       378,859,196          206,987
LargeCap Growth                             27,029,031           27,918
LargeCap S&P 500 Index                     2,204,350            481
LargeCap Value                             492,979,050          310,647
MidCap Blend                               122,884,831          84,657
MidCap Growth                              493,046              707
MidCap S&P 400 Index                       1,697,110            698
MidCap Value                               96,795,694           88,571
Partners International                                          535
Partners LargeCap Blend I                  35,575,577           1,132
Partners LargeCap Value                    3,647,228            6,082
Partners LargeCap Value I                  23,031,178           27,885
Partners MidCap Growth                     76,270,594           92,196
Partners MidCap Growth I                   45,308,948           63,809
Partners MidCap Growth II                                       37,630
Partners MidCap Value                      65,860,881           85,780
Partners MidCap Value I                    28,876,676           3,719
Partners SmallCap Blend                    49,028,858           66,172
Partners SmallCap Growth I                  8,093,468            18,558
Partners SmallCap Growth II                42,186,275           107,710
Partners SmallCap Growth III                6,853,848            13,919
Partners SmallCap Value                   168,845,463          47,396
Partners SmallCap Value I                   1,871,666            2,972
Partners SmallCap Value II                176,123,496          338,568
Real Estate Securities                    181,119,811          75,344
SmallCap Blend                            235,808,805          133,927
SmallCap Growth                            42,885,403           27,898
SmallCap S&P 600 Index                      6,099,622            2,712
SmallCap Value                            105,864,673          77,348

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or, fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund and the Partners MidCap Growth Fund II participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.


The following table shows the brokerage commissions paid during the periods indicated.


                                       TOTAL BROKERAGE COMMISSIONS PAID
                                         FOR PERIODS ENDED OCTOBER 31
                                         ----------------------------
 FUND                                2005       2004             2003
 ----                                ----       ----             ----
 Disciplined LargeCap Blend         439,257      39,795          36,276/(1)/
 Diversified International        1,303,762     609,341          260,932
 Equity Income                      224,312
 International Emerging Markets     885,888     293,378          108,790
 International Growth             2,497,112   2,023,724          565,337
 LargeCap Growth                    803,804     194,234           95,171
 LargeCap S&P 500 Index              47,749     144,431          179,124
 LargeCap Value                     789,928     657,455          325,908
 MidCap Blend                       513,070     156,531           68,286
 MidCap Growth                    90,153.01     209,051           73,557
 MidCap S&P 400 Index                27,702      15,200           16,245
 MidCap Value                       390,693     456,168          223,000
 Partners Global Equity              11,802
 Partners International           1,001,485    212,405/(2)/
 Partners LargeCap Blend            777,011   1,068,263          438,812
 Partners LargeCap Blend I           28,674      10,140           16,542
 Partners LargeCap Growth           108,479      21,582          16,074/(//1//)/
 Partners LargeCap Growth I       1,135,959   2,452,319        1,908,882
 Partners LargeCap Growth II        804,869     241,795           97,078
 Partners LargeCap Value          1,028,079   1,437,776        1,297,841
 Partners LargeCap Value I          293,488      5,829/(3)/
 Partners LargeCap Value Fund II     66,682
 Partners MidCap Growth             562,152     219,464           97,909
 Partners MidCap Growth I           480,719    137,437/(2)/
 Partners MidCap Growth Fund II     712,400
 Partners MidCap Value              689,499     434,798          190,018
 Partners MidCap Value I            658,581    286,243/(2)/
 Partners SmallCap Blend            728,409     449,003          22,823/(//1//)/
 Partners SmallCap Growth I         338,247     278,114          772,657
 Partners SmallCap Growth II        831,932     539,355          363,945
 Partners SmallCap Growth III       404,958      6,588/(3)/
 Partners SmallCap Value            535,750     307,050          304,946
 Partners SmallCap Value I          301,508     179,389         118,140/(//1//)/
 Partners SmallCap Value II         366,699     32,691/(3)/
 Preferred Securities               191,092     160,934          123,618
 Real Estate Securities             424,531     652,573          261,264
 SmallCap Blend                     707,663     321,213          243,059
 SmallCap Growth                    193,475     176,941          223,259
 SmallCap S&P 600 Index              92,649      50,929           42,639
 SmallCap Value                     486,333     314,762          218,019

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.



Certain broker-dealers are considered to be affiliates of the Fund.

.. Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs
  Execution & Clearing, LP (f/k/a Spear, Leeds & Kellogg) and Goldman Sachs JBWere are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
.. J.P.Morgan Securities and JP Morgan/Chase are affiliates of J.P.Morgan
  Investment Management Inc. which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity and an account of Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Securities is an affiliate of American Century Investment
  Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II and an Account of the Principal Variable Contracts Fund, Inc.
.. Lehman Brothers, Inc. and Neuberger Berman Management, Inc. are affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.
.. Morgan Stanley DW Inc., is affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc.
.. Advest, Inc. and Sanford C. Bernstein & Co., LLC are affiliates of
  AllianceBernstein Investment Research and Management which sub-advises Partners LargeCap Value Fund and an account of Principal Variable Contracts Fund, Inc. Alliance Capital Management L.P. sub-advises Partners SmallCap Growth Fund I.

.. Spectrum Asset Management, Inc. is an affiliate of the Principal Global
  Investors which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.
.. UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS
  Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:


                                        COMMISSIONS PAID TO ADVEST CO.
                                        ------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                       1,100             0.06                     0.05
 Partners MidCap
 Growth
 2004                         419             0.19                     0.13
 2003                         742             0.76                     0.42
 Partners MidCap Value
 2005                         665             0.10                     0.06
 2004                          55             0.01                     0.02
 Partners SmallCap
 Growth II
 2005                       2,320             0.28                     0.42
 2004                           5             0.00                     0.00
 Partners SmallCap
 Value
 2005                       1,433             0.27                     0.21
 2004                       2,525             0.82                     0.51
 Partners SmallCap
 Value I
 2005                         396             0.13                     0.26
 2004                          81             0.05                     0.07





                               COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         422             0.05                      0.14
 2004                         348             0.03                      0.12
 Partners LargeCap
 Blend I
 2004                           6             0.06                      0.08
 2003                          20             0.12                      0.17
 Partners LargeCap
 Growth I
 2005                          44             0.00                      0.03
 2004                         298             0.11                      0.11
 Partners LargeCap
 Growth II
 2005                         854             0.11                      0.50
 2004                      10,683             4.42                     10.18
 2003                       5,708             5.88                     18.94
 Partners LargeCap
 Value II
 2005                          28             0.04                      0.38
 Partners MidCap
 Growth
 2004                           5             0.00                      0.01
 2003                         151             0.15                      0.60
 Partners MidCap
 Growth I
 2005                       2,622             0.55                      1.14
 Partners SmallCap
 Blend
 2005                       3,855             0.53                      0.87
 Partners SmallCap
 Value I
 2005                         819             0.27                      0.39
 2004                         164             0.09                      0.15
 2003                          60             0.05                      0.07

                               COMMISSIONS PAID TO BNP PARIBAS SECURITIES CORP
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                       1,470             0.24                     0.17
 International
 Emerging Markets
 2004                       2,518             0.86                     0.52
 International Growth
 2004                      20,754             1.03                     0.81
 MidCap Blend
 2004                          36             0.02                     0.02
 Partners
 International
 2004                          21             0.01                     0.01






                                      COMMISSIONS PAID TO CAZENOVE, INC.
                                      ----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2005                       5,278             0.40                     0.42
 International
 Emerging Markets
 2005                         784             0.09                     0.12
 International Growth
 2005                      23,016             0.92                     0.73
 Partners
 International
 2005                      13,758             1.37                     0.79






                         COMMISSIONS PAID TO CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, LP
                         --------------------------------------------------------------
                         TOTAL DOLLAR      AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                       AMOUNT       TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                       ------       -----------------    ---------------------------
 Partners
 International
 2005                       1,176              0.12                       0.08



                                COMMISSIONS PAID TO DEAN WITTER REYNOLDS, INC.
                                ----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 SmallCap Growth II
 2005                       4,376             0.53                     0.50






                             COMMISSIONS PAID TO FIDELITY BROKERAGE SERVICES, LLC
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Equity Income
 2005                         372             0.17                     0.13
 Partners
 International
 2005                        1.00             0.00                     0.00
 Partners LargeCap
 Blend I
 2005                          48             0.17                     0.25
 Partners MidCap
 Growth II
 2005                      29,948             4.20                     8.99
 SmallCap Blend
 2005                         661             0.09                     0.09
 SmallCap Growth
 2005                         145             0.07                     0.08
 SmallCap Value
 2005                         191             0.04                     0.03






                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2003                         545             0.29                     0.09
 Partners SmallCap
 Growth I
 2003                      10,151             1.31                     1.10

                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       16,071            3.66                      1.17
 2004                          171            0.43                      0.15
 2003                          770            2.12                      1.28
 Diversified
 International
 2005                       81,387            6.24                      5.41
 2004                       16,052            2.63                      2.21
 2003                       18,505            7.09                      7.30
 International
 Emerging Markets
 2005                       20,748            2.34                      2.23
 2004                          554            0.19                      0.28
 2003                        1,002            0.92                      2.18
 Equity Income
 2005                        5,665            2.53                      2.19
 International Growth
 2005                       93,939            3.76                      2.86
 2004                       48,231            2.38                      1.90
 2003                       20,347            3.60                      1.56
 LargeCap Growth
 2005                       30,865            3.84                      3.06
 2004                        7,615            3.92                      3.22
 2003                        2,112            2.22                      1.99
 LargeCap S&P 500
 Index
 2005                          133            0.28                      0.27
 2004                           75            0.05                      0.02
 LargeCap Value
 2005                       80,821           10.23                      6.13
 2004                       32,041            4.87                      3.06
 2003                       10,770            3.30                      2.44
 MidCap Blend
 2005                       10,209            1.99                      2.06
 2004                        5,234            3.34                      3.03
 2003                        3,610            5.29                      3.38
 MidCap Growth
 2005                        4,374            4.85                      3.83
 2004                       13,668            6.54                      6.77
 2003                        5,142            6.99                      5.51
 MidCap S&P 400 Index
 2005                          168            0.60                      0.56
 2004                          340            2.23                      1.90
 MidCap Value
 2005                       12,937            3.31                      2.61
 2004                       17,492            3.83                      3.75
 2003                       10,875            4.88                      4.57
 Partners SmallCap
 Growth III
 2005                       28,727            7.09                      6.28
 Partners Global
 Equity
 2005                          324            2.75                      1.83
 Partners
 International
 2005                       84,903            8.48                     14.78
 2004                       17,597            8.28                      9.88
 Partners LargeCap
 Blend
 2005                       23,814            3.06                      4.00
 2004                       21,834            2.04                      1.37
 2003                       11,652            2.66                      1.65
 Partners LargeCap
 Blend I
 2005                          783            2.73                      1.38
 2004                          360            3.55                      2.74
 2003                          516            3.12                      4.18
 Partners LargeCap
 Growth
 2005                       19,245           17.74                     14.77
 2004                        1,498            6.94                      5.24
 2003                          608            3.78                      4.31
 Partners LargeCap
 Growth I
 2005                       28,376            2.50                      3.49
 2004                       85,476            3.49                      3.34
 2003                       98,136            5.14                      5.31
 Partners LargeCap
 Growth II
 2005                       46,395            5.76                      3.24
 2004                       12,690            5.25                      2.71
 2003                        5,824            6.00                      4.32
 Partners LargeCap
 Value
 2005                      267,727           26.04                     22.59
 2004                      197,081           13.71                     14.65
 2003                       28,616            2.20                      2.04
 Partners LargeCap
 Value I
 2005                        2,540            0.87                      0.42
 2004                           40            0.69                      0.89
 Partners LargeCap
 Value II
 2005                        1,951            2.93                      1.76
 Partners MidCap
 Growth
 2005                       66,605           11.85                      9.36
 2004                       22,398           10.21                      9.53
 2003                        7,510            7.67                      7.36
 Partners MidCap
 Growth I
 2005                      136,955           28.49                     25.63
 2004                       20,352           14.81                     10.62
 Partners MidCap Value
 2005                       11,227            1.63                      1.51
 2004                        4,825            1.11                      1.24
 2003                        1,176            0.62                      0.80
 Partners MidCap Value
 I
 2005                       30,402            4.62                      4.90
 2004                       11,123            3.89                      4.10
 Partners SmallCap
 Blend
 2005                       31,884            4.38                      4.81
 2004                      141,341           31.48                     46.42
 2003                          795            3.48                      6.38
 Partners SmallCap
 Growth I
 2005                       18,377            5.43                      5.57
 2004                       18,611            6.69                      9.13
 2003                       69,208            8.96                      8.04
 Partners SmallCap
 Growth II
 2005                        4,515            0.54                      0.90
 2004                        7,225            1.34                      1.05
 2003                          950            0.26                      0.17
 Partners SmallCap
 Growth III
 2004                        3,719           56.45                     62.16
 Partners SmallCap
 Value
 2004                        1,220             .04                      0.36
 2003                        5,226            1.71                      1.54
 Partners SmallCap
 Value I
 2005                        4,832            1.60                      1.21
 2004                        4,056            2.26                      1.78
 2003                        4,898            4.15                      4.79
 Partners SmallCap
 Value II
 2005                           22            0.01                      0.01
 Real Estate
 Securities
 2005                        3,945            0.93                      1.11
 2004                       31,044            4.76                      2.33
 2003                        6,250            2.39                      1.79
 SmallCap Blend
 2005                       17,655            2.49                      1.05
 2004                        4,875            1.52                      1.34
 2003                        8,737            3.59                      2.09
 SmallCap Growth
 2005                        3,471            1.79                      1.34
 2004                        4,746            2.68                      2.70
 2003                       10,579            4.74                      4.46
 SmallCap S&P 600
 Index
 2005                          730            0.79                      0.68
 2004                        1,607            3.16                      3.67
 SmallCap Value
 2005                       26,887            5.53                      3.67
 2004                       14,955            4.75                      3.26
 2003                       20,677            9.48                      6.94

                          COMMISSIONS PAID TO GOLDMAN SACHS EXECUTION & CLEARING, LP
                                        (F/K/A SPEER, LEEDS & KELLOGG)
                          ---------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                       3,466             0.45                      1.01
 2004                       1,044             0.10                      0.16
 Partners LargeCap
 Blend I
 2005                       1,758             6.13                     21.78
 2004                         252             2.49                      5.97
 2003                         162             0.98                      3.32
 Partners LargeCap
 Growth I
 2005                       5,154             0.45                      0.83
 2004                          63             0.00                      0.03
 Partners LargeCap
 Growth II
 2005                      34,360             4.27                     10.32
 2004                      13,370             5.53                      8.65
 2003                       1,418             1.46                      3.92
 Partners LargeCap
 Value I
 2005                       5,469             1.86                      4.61
 Partners LargeCap
 Value II
 2005                       1,992             2.99                      7.70
 Partners MidCap
 Growth
 2005                      25,955             4.62                      9.17
 2004                       5,523             2.52                      5.07
 Partners MidCap Value
 2005                       1,815             0.26                      0.11
 2004                         310             0.07                      0.05
 Partners SmallCap
 Blend
 2004                         124             0.03                      0.04
 Partners SmallCap
 Growth II
 2005                       3,354             0.40                      2.07
 2004                       1,520             0.28                      0.11
 Partners SmallCap
 Value I
 2005                         557             0.18                      0.18

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                        171              0.03                     0.02
 International Growth
 2004                        738              0.04                     0.02
 Partners
 International
 2005                        969              0.10                     0.05
 2004                         29              0.01                     0.01




                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                         754             0.12                     0.12
 International
 Emerging Markets
 2005                          49             0.01                     0.01
 MidCap Value
 2005                       2,636             0.67                     0.34
 Partners
 International
 2005                       1,455             0.15                     0.13
 2004                         263             0.12                     0.10
 Partners LargeCap
 Blend I
 2005                         431             1.50                     0.72
 2004                          81             0.80                     0.51
 Partners LargeCap
 Growth
 2005                       8,556             7.89                     6.90
 Partners LargeCap
 Growth I
 2004                         279             0.01                     0.01
 Partners LargeCap
 Growth II
 2005                      14,338             1.78                     1.39
 2004                       2,273             0.94                     0.55
 Partners LargeCap
 Value I
 2005                         100             0.03                     0.14
 Partners LargeCap
 Value II
 2005                          96             0.14                     0.04
 Partners MidCap
 Growth
 2005                       1,348             0.24                     0.15
 Partners MidCap
 Growth II
 2005                      15,530             2.18                     1.28
 Partners MidCap Value
 2004                       3,455             0.79                     0.74
 Partners MidCap Value
 I
 2005                       2,190             0.33                     0.70
 Partners SmallCap
 Growth I
 2005                      23,977             7.09                     4.94
 2004                      16,485             5.93                     5.29
 Partners SmallCap
 Growth II
 2005                      26,080             3.13                     2.23
 2004                       5,330             0.99                     0.30
 Partners SmallCap
 Growth III
 2005                           4             0.00                     0.00
 Partners SmallCap
 Value
 2005                         239             0.04                     0.04
 Partners SmallCap
 Value II
 2005                         102             0.03                     0.03
 SmallCap Blend
 2004                          83             0.03                     0.05

                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                            7            0.02                      0.01
 2003                          279            0.77                      0.23
 Diversified
 International
 2005                       33,868            2.60                      2.01
 2004                       33,645            5.52                      5.12
 2003                        8,562            3.28                      2.11
 Equity Income
 2005                        3,388            1.51                      1.24
 International
 Emerging Markets
 2005                       35,095            3.96                      3.42
 2004                       21,088            7.19                      5.25
 2003                        9,527            8.76                      6.50
 International Growth
 2005                      153,151            6.13                      4.67
 2004                      127,778            6.31                      7.39
 2003                        7,019            1.24                      0.26
 LargeCap Growth
 2005                        1,312            0.16                      0.11
 2004                        1,788            0.92                      0.92
 2003                        1,202            1.26                      0.61
 LargeCap Value
 2005                       14,320            1.81                      1.26
 2004                        9,656            1.47                      1.55
 2003                        6,322            1.94                      1.07
 MidCap Blend
 2005                       10,543            2.05                      2.19
 2004                        2,946            1.88                      1.61
 2003                        1,621            2.37                      1.75
 MidCap Growth
 2005                        1,972            2.19                      1.73
 2004                        2,584            1.24                      1.49
 2003                          813            1.11                      0.98
 MidCap Value
 2005                        3,609            0.92                      0.83
 2004                        6,036            1.32                      1.46
 2003                        3,900            1.75                      1.42
 Partners
 International
 2005                       53,801            5.37                      5.59
 2004                       11,259            5.30                      4.10
 Partners LargeCap
 Blend
 2005                       21,365            2.75                      2.27
 2004                       16,265            1.52                      0.78
 2003                          620            0.14                      0.19
 Partners LargeCap
 Blend I
 2005                           26            0.09                      0.34
 2004                           35            0.34                      0.39
 Partners LargeCap
 Growth
 2004                           14            0.06                      0.04
 2003                          122            0.76                      0.43
 Partners LargeCap
 Growth I
 2005                       30,229            2.66                      2.58
 2004                       53,955            2.20                      2.15
 2003                       55,482            2.91                      2.95
 Partners LargeCap
 Growth II
 2005                          126            0.02                      0.02
 2004                        1,103            0.46                      0.35
 2003                           44            0.05                      0.03
 Partners LargeCap
 Value
 2004                        1,888            0.13                      0.03
 Partners LargeCap
 Value I
 2005                        7,615            2.59                      1.19
 2004                          212            3.64                      2.32
 Partners MidCap
 Growth
 2005                       23,692            4.21                      3.52
 2004                        3,576            1.63                      1.36
 2003                        1,207            1.23                      1.02
 Partners MidCap
 Growth I
 2005                       20,405            4.24                      3.74
 2004                        8,032            5.84                      3.29
 Partners MidCap Value
 2005                       11,345            1.65                      1.38
 2004                        7,211            1.66                      1.55
 2003                        1,357            0.71                      0.71
 Partners MidCap Value
 I
 2005                        8,607            1.31                      0.99
 2004                       10,363            3.62                      2.60
 Partners SmallCap
 Blend
 2005                       27,888            3.83                      3.78
 2004                        2,715            0.60                      0.68
 2003                           99            0.43                      0.25
 Partners SmallCap
 Growth I
 2005                        3,443            1.02                      1.82
 2004                        5,301            1.91                      3.71
 2003                       37,045            4.79                      3.98
 Partners SmallCap
 Growth II
 2005                          865            0.10                      0.09
 2004                        4,120            0.76                      0.48
 2003                          315            0.09                      0.03
 Partners SmallCap
 Growth III
 2005                       55,313           13.66                     13.88
 2004                        1,461           22.18                     14.72
 Partners SmallCap
 Value I
 2005                        1,820            0.60                      0.28
 Partners SmallCap
 Value II
 2005                           32            0.01                      0.02
 Real Estate
 Securities
 2005                        8,564            2.02                      1.30
 2004                        5,365            0.82                      0.70
 2003                        5,775            2.21                      1.44
 SmallCap Blend
 2005                        1,904            0.27                      0.29
 2004                        1,006            0.31                      0.26
 2003                          447            0.18                      0.11
 SmallCap Growth
 2005                        3,779            1.95                      1.61
 2004                        2,423            1.37                      0.82
 2003                        2,947            1.32                      1.21
 SmallCap S&P 600
 Index
 2004                          152            0.30                      0.10
 SmallCap Value
 2005                        2,928            0.60                      0.48
 2004                        3,732            1.19                      1.41
 2003                        3,343            1.53                      1.17

                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       23,210            5.28                      6.10
 2004                        1,394            3.50                      2.92
 2003                          358            0.99                      1.10
 Diversified
 International
 2005                       47,886            3.67                      3.34
 2004                       44,076            7.23                      6.35
 2003                        6,892            2.64                      2.24
 Equity Income
 2005                        9,628            4.29                      8.16
 International
 Emerging Markets
 2005                       33,577            3.79                      3.32
 2004                        4,313            1.47                      1.60
 2003                          394            0.36                      0.39
 International Growth
 2005                       72,740            2.91                      3.17
 2004                      200,059            9.89                      8.50
 2003                        7,585            1.34                      0.88
 LargeCap Growth
 2005                      108,088           13.45                     10.51
 2004                        7,636            3.93                      3.94
 2003                        7,387            7.76                      6.15
 LargeCap S&P 500
 Index
 2005                       14,223           29.79                     59.24
 2004                       61,951           42.89                     30.09
 2003                      159,691           89.15                     73.24
 LargeCap Value
 2005                       46,629            5.90                      5.29
 2004                       50,432            7.67                      7.15
 2003                       17,876            5.48                      6.11
 MidCap Blend
 2005                       55,007           10.72                     10.05
 2004                        9,947            6.35                      5.61
 2003                        4,018            5.88                      4.63
 MidCap Growth
 2005                        4,761            5.28                      3.64
 2004                       15,283            7.31                      6.55
 2003                        2,462            3.35                      2.95
 MidCap S&P 400 Index
 2005                        3,692           13.33                     20.07
 2004                        4,786           31.49                     32.04
 2003                       14,737           90.71                     85.41
 MidCap Value
 2005                       19,805            5.07                      5.60
 2004                       22,858            5.01                      4.99
 2003                       13,967            6.26                      6.27
 Partners Global
 Equity Fund
 2005                          931            7.89                      3.96
 Partners
 International
 2005                      106,440           10.63                     10.22
 2004                       14,506            6.83                      5.90
 Partners LargeCap
 Blend
 2005                       38,876            5.00                      5.73
 2004                      100,040            9.36                     18.30
 2003                       41,793            9.52                     13.33
 Partners LargeCap
 Blend I
 2005                          443            1.55                      1.96
 2004                          351            3.47                      2.19
 2003                           68            0.41                      0.63
 Partners LargeCap
 Growth
 2005                        5,456            5.03                      4.49
 2004                          346            1.60                      1.56
 2003                          328            2.04                      1.65
 Partners LargeCap
 Growth I
 2005                       34,552            3.04                      3.52
 2004                      153,167            6.25                      5.49
 2003                      120,318            6.30                      7.07
 Partners LargeCap
 Growth II
 2005                       15,985            1.99                      1.26
 2004                          575            0.24                      0.11
 2003                        1,863            1.92                      0.91
 Partners LargeCap
 Value
 2004                          401            0.03                      0.05
 2003                        5,355            0.41                      0.12
 Partners LargeCap
 Value I
 2005                        4,722            1.61                      1.08
 2004                           55            0.94                      0.54
 Partners LargeCap
 Value II
 2005                          168            0.25                      0.11
 Partners MidCap
 Growth
 2005                       22,244            3.96                      3.86
 2004                       16,530            7.53                      7.03
 2003                        5,420            5.54                      5.49
 Partners MidCap
 Growth I
 2005                       27,952            5.81                      5.95
 2004                        2,813            2.05                      1.49
 Partners MidCap
 Growth II
 2005                       41,885            5.88                      6.67
 Partners MidCap Value
 2005                      106,573           15.46                     15.29
 2004                       90,905           20.91                     21.33
 2003                          582            0.31                      0.32
 Partners MidCap Value
 I
 2005                       34,204            5.19                      5.15
 2004                       14,344            5.01                      5.37
 Partners SmallCap
 Blend
 2005                       40,825            5.60                      4.33
 2004                       22,992            5.12                      2.91
 2003                          764            3.35                      2.42
 Partners SmallCap
 Growth I
 2005                       24,275            7.18                      6.86
 2004                       20,750            7.46                      7.29
 2003                       46,296            5.99                      4.99
 Partners SmallCap
 Growth II
 2005                        6,420            0.77                      0.71
 2004                       11,440            2.12                      1.29
 2003                        3,055            0.84                      0.57
 Partners SmallCap
 Growth III
 2005                       21,754            5.37                      4.26
 2004                           25            0.38                      0.61
 Partners SmallCap
 Value
 2005                          885            0.17                      0.12
 2004                        6,080            1.98                      1.65
 2003                        9,600            3.15                      3.29
 Partners SmallCap
 Value I
 2005                        6,404            2.12                      1.90
 2004                        2,323            1.29                      1.05
 2003                        1,308            1.11                      0.93
 Partners SmallCap
 Value II
 2005                          247            0.07                      0.07
 Real Estate
 Securities
 2005                       65,908           15.52                     27.62
 2004                       73,885           11.32                     19.74
 2003                       40,304           15.43                     12.87
 SmallCap Blend
 2005                       26,262            3.71                      3.71
 2004                        8,785            2.73                      2.43
 2003                        6,745            2.77                      2.37
 SmallCap Growth
 2005                       12,361            6.39                      5.24
 2004                       12,649            7.15                      8.31
 2003                       13,585            6.08                      5.16
 SmallCap S&P 600
 Index
 2005                       42,675           46.06                     42.28
 2004                       25,705           50.47                     44.08
 2003                       37,293           87.46                     72.70
 SmallCap Value
 2005                       29,549            6.08                      6.44
 2004                       18,235            5.79                      6.46
 2003                       10,107            4.64                      4.13

                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       39,290            8.94                      5.98
 2004                          715            1.80                      0.69
 2003                          193            0.53                      0.84
 Diversified
 International
 2005                       81,905            6.28                      5.88
 2004                       49,229            8.08                      7.09
 2003                       20,845            7.99                      8.98
 Equity Income
 2005                        6,148            2.74                      3.20
 International
 Emerging Markets
 2005                       70,173            7.92                      8.86
 2004                       40,269           13.73                     14.03
 2003                       14,816           13.62                     16.41
 International Growth
 2005                      222,538            8.91                      7.99
 2004                      102,879            5.08                      3.91
 2003                       24,420            4.32                     10.19
 LargeCap Growth
 2005                       15,839            1.97                      1.84
 2004                        2,628            1.35                      1.82
 2003                        2,056            2.16                      2.22
 LargeCap S&P 500
 Index
 2005                       14,711           30.81                     26.59
 2004                        1,144            0.79                      0.79
 2003                           64            0.04                      0.10
 LargeCap Value
 2005                       50,076            6.34                     11.48
 2004                       34,117            5.19                      8.50
 2003                       27,057            8.30                     10.88
 MidCap Blend
 2005                       37,713            7.35                      3.84
 2004                       12,839            8.20                     13.48
 2003                        1,703            2.49                      6.04
 MidCap Growth
 2005                        1,350            1.50                      1.37
 2004                        4,991            2.39                      2.49
 2003                        3,882            5.28                      8.94
 MidCap S&P 400 Index
 2005                        5,219           18.84                     21.39
 2004                           96            0.63                      0.62
 MidCap Value
 2005                       13,759            3.52                      5.09
 2004                       19,405            4.25                      6.66
 2003                       18,517            8.30                     10.03
 Partners Global
 Equity
 2005                        1,142            9.67                      5.18
 Partners
 International
 2005                       60,233            6.61                      5.64
 2004                       15,982            7.52                      6.08
 Partners LargeCap
 Blend
 2005                       38,900            5.01                      5.75
 2004                       51,587            4.83                      2.67
 2003                       19,501            4.44                      4.17
 Partners LargeCap
 Blend I
 2005                        3,618           12.62                     16.12
 2004                        1,714           16.91                     28.38
 2003                          922            5.57                     12.61
 Partners LargeCap
 Growth
 2005                        1,739            1.60                      1.49
 2004                          795            3.68                      2.66
 2003                        5,768           35.88                     41.88
 Partners LargeCap
 Growth I
 2005                       76,581            6.74                      5.90
 2004                        9,275            0.38                      0.43
 2003                        3,467            0.18                      0.18
 Partners LargeCap
 Growth II
 2005                        3,279            0.41                      0.24
 2004                        3,096            1.28                      1.28
 2003                        5,281            5.44                      5.94
 Partners LargeCap
 Value
 2005                           58            0.01                      0.01
 2003                       12,582            0.97                      0.51
 Partners LargeCap
 Value I
 2005                        4,648            1.58                      3.03
 2004                          207            3.55                      1.58
 Partners LargeCap
 Value II
 2005                          135            0.20                      0.37
 Partners MidCap
 Growth
 2005                       15,727            2.80                      2.59
 2004                        4,920            2.24                      2.06
 2003                        3,538            3.61                      3.54
 Partners MidCap
 Growth I
 2005                       24,505            5.10                      4.43
 2004                        6,297            4.58                      5.81
 Partners MidCap
 Growth Ii
 2005                       83,440           11.71                     10.09
 Partners MidCap Value
 2005                       15,530            2.25                      3.05
 2004                        4,725            1.09                      1.15
 2003                        1,234            0.65                      0.44
 Partners MidCap Value
 I
 2005                       18,104            2.75                      3.01
 2004                       20,186            7.05                      6.83
 Partners SmallCap
 Blend
 2005                       38,170            5.24                      3.88
 2004                       19,996            4.45                      3.09
 2003                          942            4.13                      2.89
 Partners SmallCap
 Growth I
 2005                       12,060            3.57                      2.77
 2004                       16,074            5.78                      5.38
 2003                       38,013            4.92                      3.58
 Partners SmallCap
 Growth II
 2005                        7,342            0.88                      2.01
 2004                       15,281            2.83                      2.64
 2003                       34,670            9.53                      8.19
 Partners SmallCap
 Growth III
 2004                           40            0.61                      0.40
 Partners SmallCap
 Value
 2005                          810            0.15                      0.08
 2004                        7,845            2.55                      2.44
 Partners SmallCap
 Value I
 2005                       26,943            8.94                     11.14
 2004                       15,622            8.71                      9.04
 2003                        7,011            5.93                      5.76
 Partners SmallCap
 Value II
 2005                        2,092            0.57                      0.20
 Real Estate
 Securities
 2005                        3,880            0.91                      1.02
 2004                       14,994            2.30                      4.41
 2003                        6,740            2.58                      5.94
 SmallCap Blend
 2005                       15,668            2.21                      2.48
 2004                        9,516            2.96                      2.04
 2003                        6,522            2.68                      2.40
 SmallCap Growth
 2005                       11,936            6.17                     10.09
 2004                       10,379            5.87                      7.46
 2003                       30,874           13.83                     16.00
 SmallCap S&P 600
 Index
 2005                       13,696           14.78                     19.26
 2004                          596            1.17                      2.08
 2003                           69            0.16                      0.49
 SmallCap Value
 2005                       32,681            6.72                      7.43
 2004                       14,495            4.60                      4.76
 2003                       14,620            6.71                      6.82

                               COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                       1,365             0.13                     0.05
 Partners MidCap
 Growth Fund II
 2005                       1,645             0.23                     0.20
 Partners MidCap Value
 I
 2004                       1,547             0.54                     2.31
 Partners SmallCap
 Value I
 2005                         397             0.13                     0.13
 2004                       3,680             2.05                     1.29
 Partners SmallCap
 Value II
 2005                         623             0.17                     0.12

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                        2,915            0.15                      0.15
 Partners MidCap
 Growth II
 2005                        2,265            0.32                      0.57
 Partners MidCap Value
 2005                        2,710            0.39                      0.24
 2004                        7,790            1.79                      2.04
 2003                      125,416           66.00                     65.70
 Partners SmallCap
 Growth I
 2003                       37,405            4.84                      3.99
 Partners SmallCap
 Value I
 2003                          195            0.17                      0.07
 Partners SmallCap
 Value II
 2005                        1,871            0.51                      0.23






                                       COMMISSIONS PAID TO PERSHING LLC
                                       --------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners SmallCap
 Value II
 2005                        713              0.19                     0.19



                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       15,010            3.42                      1.75
 2004                        4,965           12.48                      7.51
 2003                        7,122           19.63                     11.38
 Diversified
 International
 2004                          867            0.14                      0.14
 Equity Income
 2005                        1,345            0.60                      0.78
 International Growth
 2004                        1,277            0.06                      0.04
 LargeCap Growth
 2005                        5,067            0.63                      0.66
 2004                       16,900            8.70                     10.84
 2003                        8,178            8.59                     10.71
 LargeCap Value
 2005                       10,195            1.29                      0.70
 2004                        3,983            0.61                      0.50
 2003                       15,434            4.74                      4.66
 MidCap Blend
 2005                        8,009            1.56                      1.25
 2004                        7,220            4.61                      5.21
 2003                        5,091            7.46                      8.08
 MidCap Growth
 2005                           94            0.10                      0.13
 2004                        8,455            4.04                      4.47
 2003                        8,295           11.28                     14.04
 MidCap S&P 400 Index
 2004                           79            0.52                      0.44
 MidCap Value
 2005                        1,994            0.51                      0.41
 2004                        5,605            1.23                      1.24
 2003                        6,339            2.84                      3.66
 Partners Global
 Equity
 2005                          760            6.44                      3.74
 Partners
 International
 2005                          451            0.05                      0.04
 2004                          330            0.16                      0.12
 Partners LargeCap
 Blend
 2005                       30,046            3.87                      3.20
 2004                       11,745            1.10                      0.82
 Partners
 LargeCap Blend I
 2004                          185            1.83                      0.66
 2003                           60            0.36                      0.21
 Partners LargeCap
 Growth
 2003                           43            0.26                      0.28
 Partners LargeCap
 Growth I
 2005                       20,738            1.83                      1.12
 2004                       52,359            2.14                      1.62
 2003                       31,723            1.66                      1.68
 Partners LargeCap
 Growth II
 2005                       48,496            6.03                      8.15
 2004                       10,027            4.15                      2.54
 2003                        1,488            1.53                      0.80
 Partners LargeCap
 Value
 2005                      590,920           57.48                     54.85
 2004                      992,248           69.01                     68.44
 2003                      821,584           63.30                     65.57
 Partners LargeCap
 Value I
 2005                          538            0.18                      0.13
 Partners LargeCap
 Value II
 2005                        4,424            6.63                      9.89
 Partners MidCap
 Growth
 2005                        3,955            0.70                      0.36
 2003                          362            0.37                      0.39
 Partners MidCap
 Growth I
 2005                          527            0.11                      0.18
 Partners MidCap Value
 2005                       28,860            4.19                      3.66
 2004                       16,204            3.73                      3.30
 2003                        2,560            1.35                      0.83
 Partners MidCap Value
 I
 2005                       33,305            5.06                      6.91
 2004                       10,118            3.53                      3.28
 Partners SmallCap
 Blend
 2005                          792            0.11                      0.12
 2004                           25            0.01                      0.00
 Partners SmallCap
 Growth I
 2003                          515            0.07                      0.06
 Partners SmallCap
 Growth II
 2005                        1,555            0.19                      0.36
 2004                           85            0.02                      0.01
 2003                        2,980            0.82                      0.78
 Partners SmallCap
 Value
 2004                        1,318            0.43                      0.74
 Partners SmallCap
 Value I
 2005                        9,991            3.31                      4.09
 2004                        1,431            0.80                      0.60
 2003                        4,977            4.21                      4.30
 Real Estate
 Securities
 2005                          210            0.05                      0.06
 2003                        2,010            0.77                      0.62
 SmallCap Blend
 2005                        4,428            0.63                      0.97
 2004                       36,320           11.31                     14.24
 SmallCap Growth
 2005                          452            0.23                      0.28
 2004                        1,556            0.88                      1.30
 2003                        4,779            2.14                      2.63
 SmallCap S&P 600
 Index
 2004                           40            0.08                      0.13
 SmallCap Value
 2005                        2,574            0.53                      0.47
 2004                        1,538            0.49                      0.71
 2003                        2,209            1.01                      1.70

                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Equity Income
 2005                       16,457             7.34                     8.63
 Preferred Securities
 2005                      191,079           100.00                   100.00
 2004                      160,934           100.00                   100.00
 2003                      123,618           100.00                   100.00




                                  COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         115             0.01                     0.01
 Partners LargeCap
 Growth
 2003                           4             0.02                     0.01
 Partners MidCap
 Growth
 2004                         314             0.14                     0.09
 2003                         106             0.11                     0.08
 Partners SmallCap
 Growth II
 2005                       1,720             0.21                     0.18
 2004                         115             0.02                     0.01
 Partners SmallCap
 Value
 2005                       7,022             1.31                     1.13
 Partners SmallCap
 Value I
 2004                          54             0.03                     0.08
 2003                         290             0.25                     0.17
 Partners SmallCap
 Value II
 2005                       1,102             0.30                     0.34






                                    COMMISSIONS PAID TO UBS SECURITIES LLC
                                    --------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       21,359            4.86                      4.35
 2004                        2,022            5.08                      5.73
 2003                          884            2.44                      6.92
 Diversified
 International
 2005                      199,103           15.27                     21.82
 2004                       94,095           15.44                     18.62
 2003                       30,896           11.84                     10.18
 Equity Income
 2005                       30,436           13.57                     15.65
 International
 Emerging Markets
 2005                      107,366           12.12                     14.60
 2004                       34,207           11.66                     14.42
 2003                       14,651           13.47                     14.65
 International Growth
 2005                      265,102           10.62                     22.68
 2004                      247,510           12.23                     17.36
 2003                       45,946            8.13                      6.87
 LargeCap Growth
 2005                       29,522            3.67                      3.06
 2004                        4,136            2.13                      2.13
 2003                        4,697            4.94                      5.45
 LargeCap S&P 500
 Index
 2005                          303            0.63                      0.70
 2004                        1,867            1.29                      1.27
 LargeCap Value
 2005                       68,115            8.62                      8.84
 2004                       66,694           10.14                     14.20
 2003                       37,193           11.41                     15.10
 MidCap Blend
 2005                       24,246            4.73                      4.54
 2004                       21,565           13.78                     19.01
 2003                        4,574            6.70                      8.30
 MidCap Growth
 2005                        1,081            1.20                      0.95
 2004                       14,723            7.04                      9.72
 2003                        5,852            7.96                      8.19
 MidCap S&P 400 Index
 2005                        1,869            6.75                      7.86
 2004                          586            3.86                      3.58
 MidCap Value
 2005                       31,806            8.14                      8.99
 2004                       52,745           11.56                     14.44
 2003                       22,722           10.19                      9.57
 Partners
 International
 2005                      104,532           10.44                     11.15
 2004                       21,542           10.14                     10.54
 Partners Global
 Equity
 2005                          587            4.97                      2.36
 Partners LargeCap
 Blend
 2005                       51,392            6.61                      5.87
 2004                       75,820            7.10                      5.00
 2003                       11,193            2.55                      1.19
 Partners
 LargeCap Blend I
 2005                        1,343            4.69                      3.11
 2004                          160            1.58                      1.16
 2003                          165            1.00                      0.42
 Partners LargeCap
 Growth
 2005                        4,297            3.96                      2.86
 2004                          426            1.98                      1.69
 2003                          169            1.05                      1.85
 Partners LargeCap
 Growth I
 2005                       98,554            8.68                      9.04
 2004                      105,387            4.30                      4.49
 2003                      160,860            8.43                      8.54
 Partners LargeCap
 Growth II
 2005                        8,269            1.03                      0.79
 2004                        2,318            0.96                      0.49
 2003                        1,615            1.66                      0.97
 Partners LargeCap
 Value
 2005                       36,713            3.57                      8.38
 2004                       46,454            3.23                      3.94
 Partners LargeCap
 Value I
 2005                        7,800            2.66                      2.19
 2004                           70            1.20                      0.97
 Partners LargeCap
 Value II
 2005                          793            1.19                      0.44
 Partners MidCap
 Growth
 2005                       51,264            9.12                      7.80
 2004                          967            0.44                      0.35
 2003                        1,220            1.25                      0.83
 Partners MidCap
 Growth I
 2005                        4,112            0.86                      0.76
 Partners MidCap
 Growth II
 2005                       10,476            1.47                      1.32
 Partners MidCap Value
 2005                        8,684            1.26                      1.15
 2004                        9,142            2.10                      1.96
 2003                        1,904            1.00                      1.23
 Partners MidCap Value
 I
 2005                       21,555            3.27                      3.08
 2004                       18,818            6.57                      4.78
 Partners SmallCap
 Blend
 2004                        3,960            0.88                      0.81
 Partners SmallCap
 Growth I
 2005                       38,040           11.25                     14.58
 2004                       19,319            6.95                      7.34
 2003                       12,827            1.66                      1.42
 Partners SmallCap
 Growth II
 2005                        7,589            0.91                      1.74
 2003                        9,093            2.50                      2.22
 Partners SmallCap
 Growth III
 2005                        3,746            0.93                      0.92
 2004                          321            4.87                      5.06
 Partners SmallCap
 Value
 2005                        8,271            1.54                      0.91
 2004                        2,550            0.83                      0.28
 2003                        8,060            2.64                      2.38
 Partners SmallCap
 Value I
 2005                       10,338            3.43                      2.22
 2004                        8,374            4.67                      2.48
 2003                        4,008            3.39                      2.61
 Partners SmallCap
 Value II
 2005                       18,866            5.14                      2.75
 Real Estate
 Securities
 2005                       14,706            3.46                      5.72
 2004                       41,888            6.42                      5.61
 2003                        6,920            2.65                      2.39
 SmallCap Blend
 2005                       28,548            4.03                      5.01
 2004                       20,016            6.23                      8.45
 2003                        5,855            2.41                      4.77
 SmallCap Growth
 2005                       14,810            7.65                      7.51
 2004                       12,301            6.95                     16.23
 2003                       12,270            5.50                      8.08
 SmallCap S&P 600
 Index
 2005                          272            0.29                      0.74
 2004                          732            1.44                      2.37
 2003                           25            0.06                      0.18
 SmallCap Value
 2005                       69,871           14.37                     17.74
 2004                       18,328            5.82                      7.85
 2003                       21,423            9.83                     11.78

ALLOCATION OF TRADES BY THE SUB-ADVISORS
Each Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each Sub-Advisor has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund


PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

 Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open, at the close of business of the Exchange (normally 3:00 p.m. Central time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

For all Funds except the Money Market Fund
                         -----------------


In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.


Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.


Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


A Fund's securities may be traded on foreign securities markets that close each day prior to the time the New York Stock Exchange closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Board of Directors have established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly consider what action, if any, will be initiated. In the event the Board of Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects Dividend Relay to use the distributions to purchase shares of the same Class of another Fund's shares. The reinvestment and/or Dividend Relay purchase will be made at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


SPECIAL TAX CONSIDERATIONS
Tax-Exempt Bond Fund
--------------------
The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Funds
-------------------
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
-----------------------------
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE


A mutual fund and its investment adviser may disclose information regarding the Fund's portfolio securities only in a manner consistent with the antifraud provisions of the federal securities laws and applicable fiduciary duties. Divulging nonpolitical portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty to not trade on the non-public information.

The Fund files a schedule of portfolio investments with the SEC on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters, and in connection with the N-CSR filing after the close of its second and fourth fiscal quarters. The portfolio information included in these filings is as of the last calendar day of the respective fiscal quarter. The information is public information upon filing with the SEC. The Fund also publishes portfolio holdings information as of the end of the most recent calendar quarter for each of the Fund's portfolios, except Partners International Fund and Partners MidCap Growth Fund II, on the principal.com website. Portfolio holdings information for the Partners International Fund and Partners MidCap Growth Fund II as of the end of the Fund's fiscal quarters are published on the website. The information will be published on the first business day of the second month following the end of the calendar quarter (e.g. June 30 portfolio holdings information (April 30 information for Partners International Fund and Partners MidCap Growth Fund II) would be published on the website on the first business day of August). The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default; or similar events on portfolio holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.


POLICY. The Fund and the Manager have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

 1) Daily to the Fund's portfolio pricing services to obtain prices for portfolio securities;

 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

 4) To the Fund adviser's or sub-adviser's proxy service provider to facilitate voting of proxies;

 5) To the Fund's custodians in connection with the services provided by the custodian to the Fund; and

 6) To such other third parties as the Fund's CCO, the Manager's CCO or legal counsel for the Fund or the Manager agrees in writing to provide such information in connection with the performance of a legitimate business purpose and for which such third party agrees to maintain the confidentiality of the information prior to the information being disclosed. The Fund's or Manager's CCO or the Fund's or Manager's legal counsel must reasonably determine that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's CCO must approve such disclosure, in writing before it occurs.

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved by either the Funds' CCO, an officer of the Fund, the Manager's CCO or legal counsel for the Funds or the Manager prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.


The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


GENERAL INFORMATION


ADDITIONAL COMPENSATION
Princor may, from time-to-time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.

MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap

400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements for the Fund were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.


DISCLOSURE REGARDING PORTFOLIO MANAGERS


Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Rating Definitions:


Long-Term Obligation Ratings


Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. they address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B: Obligations rated B are considered speculative and are subject to high credit risk.


Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers, 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicate a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generate rating category.


SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

APPENDIX B


PROXY VOTING POLICIES
The Proxy voting policies applicable to each Fund follow.

                                  OCTOBER 2005

                        ALLIANCE CAPITAL MANAGEMENT L.P.

             STATEMENT OF POLICIES AND PROCEDURES FOR PROXY VOTING

                                  INTRODUCTION




As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.


This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and non-US securities.


PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:


CORPORATE GOVERNANCE: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.


ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.


APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company's auditors.

CHANGES IN LEGAL AND CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.


CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.


PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.


ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.


EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.


Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES
-----------------------

PROXY VOTING COMMITTEES
-----------------------

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.


 CONFLICTS OF INTEREST
----------------------

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote;
(iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.


Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.


PROXIES OF CERTAIN NON-US ISSUERS
---------------------------------

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, Alliance Capital believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period).
 Accordingly, if share blocking is required we generally abstain from voting those shares.


In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.
 Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

LOANED SECURITIES
-----------------

Many clients of Alliance Capital have entered into securities lending arrangements with agent lenders to generate additional revenue. Alliance Capital will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.


PROXY VOTING RECORDS
--------------------

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.




                          AMERICAN CENTURY INVESTMENTS
                             PROXY VOTING POLICIES




American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the "Adviser") are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.


GENERAL PRINCIPLES
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A.ROUTINE MATTERS

 1) ELECTION OF DIRECTORS


  a)
    GENERALLY. THE ADVISER will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management's director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, the Adviser will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

  b) COMMITTEE SERVICE. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

  C)
    CLASSIFICATION OF BOARDS. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

  D)
    MAJORITY INDEPENDENT BOARD. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

  E)WITHHOLDING CAMPAIGNS. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

 2) RATIFICATION OF SELECTION OF AUDITORS

The Adviser will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.


B. EQUITY-BASED COMPENSATION PLANS

The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.


The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.


Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Adviser's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.


The Adviser will generally vote against the adoption of plans or plan amendments that:

.. provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);. reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
.. establish restriction periods shorter than three years for restricted stock grants;
.. do not reasonably associate awards to performance of the company; and .. are excessively dilutive to the company.

C.ANTI-TAKEOVER PROPOSALS

In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.


 1) CUMULATIVE VOTING


The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.


 2) STAGGERED BOARD

If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.


 3) BLANK CHECK" PREFERRED STOCK

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.


 4) ELIMINATION OF PREEMPTIVE RIGHTS

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.


While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.


 5) NON-TARGETED SHARE REPURCHASE

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.


 6) INCREASE IN AUTHORIZED COMMON STOCK

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.


 7) "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.


 8) "FAIR PRICE" AMENDMENTS

This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.


 9)  LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.


 10) POISON PILLS OR SHAREHOLDER RIGHTS PLANS

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.


We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.


 11)  GOLDEN PARACHUTES

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.


 12)  REINCORPORATION

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.


We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.


 13)  CONFIDENTIAL VOTING

Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.


Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.


 14)  OPTING IN OR OUT OF STATE TAKEOVER LAWS

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.


C. OTHER MATTERS

 1) SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

The Adviser will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser's clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.


Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.


 2) ANTI-GREENMAIL PROPOSALS

"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.


 3) INDEMNIFICATION

The Adviser will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.


 4) NON-STOCK INCENTIVE PLANS

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.


 5) DIRECTOR TENURE

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.


 6) DIRECTORS' STOCK OPTIONS PLANS

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.


 7) DIRECTOR SHARE OWNERSHIP

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.


MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give the Adviser's staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser's clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).


************************************************************


The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.


Case-by-case determinations will be made by the Adviser's staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.





Original 6/1/1989


Revised 12/05/1991


Revised 2/15/1997


Revised 8/1/1999


Revised 7/1/2003


Revised 12/13/2005




                         ARK ASSET MANAGEMENT CO., INC.
               STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES
                                 FEBRUARY 2005



                                INTRODUCTION
                                ----------------

Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of Ark Asset Management Co., Inc. ("Ark") with regard to the voting of proxies over which we have investment responsibility.
 These policies and procedures are available to our clients upon request.

                          GENERAL PROXY VOTING POLICY
                          ---------------------------

Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the "Adviser's Act"). Pursuant to various provisions of the Adviser's Act, Ark acts in a fiduciary capacity with respect to each of its clients and, therefore, Ark must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, Ark is guided by general fiduciary principles. Ark will attempt to consider all factors of its vote that could affect the value of the beneficial owner's investments. With respect to proxies that Ark votes, the primary objective of Ark is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients' investments. Ark will likely vote against any management proposals that Ark believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.


In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for clients that are ERISA plan assets. As such, Ark must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated thereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not allow our voting to be dictated by the position of any outsiders, other than following the recommendations of an independent third party in situations involving conflicts of interest (see "Conflicts of Interest" below) or where required by applicable law. It is Ark's intent to vote all proxies, either directly or through a proxy voting service appointed by Ark. However, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to Ark according to the provision of stock loan agreements, and Ark shall not be responsible for not being able to vote those proxies.


Ark's proxy voting process is dynamic and subject to periodic review.
 Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in Ark's discretion to address any such changes.


The following summarizes Ark's current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

Each proxy proposal is reviewed on a case-by-case basis by Ark's Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries.


A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.


BUSINESS OPERATIONS


These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:

.. . Name changes
.. . Election of directors
.. . Ratification of auditors
.. . Maintaining current levels of directors' indemnification and liability

.. . Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest
.. . Employee stock purchase or ownership plans

CHANGES IN STATUS


There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:

.. . Mergers, acquisitions, restructurings
.. . Reincorporations
.. . Changes in capitalization

SHAREHOLDER DEMOCRACY


We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

.. . Increased indemnification protections for directors or officers
.. . Certain supermajority requirements
.. . Unequal voting rights
.. . Classified boards
.. . Cumulative voting
.. . Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interest
.. . Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders

We will generally support proposals that maintain or expand shareholder democracy such as:

.. . Annual elections
.. . Independent directors
.. . Confidential voting
.. . Proposals that require shareholder approval for:
  . . Adoption or retention of "poison pills" or golden parachutes . . Elimination of cumulative voting or preemptive rights
  . . Reclassification of company boards

COMPENSATION


We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.


OTHER MATTERS


Some proxy proposals address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, Ark will review each issue on a case-by-case basis and determine what in our opinion, will best enhance the value of the investment for the client, including any plan and its participants and beneficiaries.

                           CONFLICTS OF INTEREST
                           -------------------------

Ark must act as a fiduciary when voting proxies on behalf of its clients. In that regard, Ark will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, Ark will actively monitor the proxies it receives on behalf of its clients to identify and resolve any potential conflict of interest.


Where Ark identifies a potential conflict of interest, Ark will initially determine whether such potential conflict is material. Where Ark determines there is a potential for a material conflict of interest regarding a proxy, Ark will take one or some of the following steps: (i) inform the client of the conflict and Ark's proposed voting decision; (ii) discuss the proxy vote with the client and provide the client with an opportunity to direct the voting on its behalf; and/or (iii) seek the recommendations of an independent third party.
 Whenever Ark determines there is a potential for a material conflict of interest, Ark will document which step or steps it took to ensure the proxy vote was in the best interest of the client - and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.

                                 RECORDKEEPING
                                 -------------

In accordance with Rule 204-2 under the Adviser's Act, Ark will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client's written or oral requests, and
(vi) any documents prepared by Ark that were material to how a proxy was voted or that memorialized the basis for the voting decision.


In maintaining item (ii) above, Ark may rely on proxy statements filed on the SEC's EDGAR system in lieu of maintaining internal copies. In maintaining item
(iii) above, Ark may rely on the records of any third party, such as a proxy voting service; provided, however, that Ark will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.


Ark will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last
entry was made on such record.   During the first two (2) years of such six (6)
year period, all required documents will be maintained in Ark's main office.

                       DISCLOSURE OF PROXY VOTING RECORD
                       ---------------------------------

Ark will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to clients. Ark will further provide a copy of these policies and procedures to any client upon request. In addition, Ark will inform its clients how they can obtain further information about the manner in which Ark has voted their proxies.


Upon a request from a client, Ark will furnish its proxy voting record with respect to such client's securities. In general, Ark will respond to such client request; however, any client request for information that Ark is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by Ark).


Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser's Act, Ark is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their clients' holdings).


With respect to each of Ark's clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which Ark has been delegated the responsibility for voting the proxies, Ark will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.




                   BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                          PROXY VOTING GUIDELINES

BHMS' Proxy Oversight Committee reviews and re-evaluates existing policies, along with new issues on a case-by-case basis. Policy modifications may be made by the Committee in order to assure that all proxy voting decisions are in the best interests of the beneficial owner.


BHMS generally accepts: 1) proposals supporting best procedures for corporate governance regarding election of independent directors, approval of independent auditors, executive compensation plans and corporate structure/ shareholder rights issues, and 2) restoration or protection of shareholders' authority.







                  THE BANK OF NEW YORK - BNY ASSET MANAGEMENT
                        BEACON FIDUCIARY ADVISERS, INC.
                          ESTABROOK CAPITAL MANAGEMENT
                           GANNETT WELSH & KOTLER LLC
                      PROXY VOTING POLICIES AND PROCEDURES




I.INTRODUCTION AND GENERAL PRINCIPLES
-------------------------------------

A.BNY Asset Management, a division of The Bank of New York ("Adviser") and certain of its affiliates have been delegated the authority and responsibility to vote the proxies of certain of its respective trust and investment advisory clients, including both ERISA and non-ERISA clients.


B.Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.


C.Adviser believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with Adviser's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations. Proxies will be voted in the best interest of the Adviser's clients. Only those factors which affect the economic value of a particular asset will be considered and votes will be based solely on the ultimate economic interest of the client.


D.In instances where Adviser does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.


E.In all circumstances, Adviser will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from Adviser's policies and procedures.


F.There may be circumstances under which Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). Adviser understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. Adviser's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II.RESPONSIBILITY AND OVERSIGHT
-------------------------------

A.Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:


 1) developing, authorizing, implementing and updating Adviser's policies and procedures (including the proxy voting guidelines referenced in Section III below);


 2) overseeing the proxy voting process; and

 3) engaging and overseeing any third-party vendors as voting delegate ("Delegate") to review, monitor and/or vote proxies.

B.Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate in order to fulfill its responsibilities. The Proxy Voting Guidelines referenced in Section III below shall be reviewed and, if necessary, revised on at least an annual basis.


C.The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, the chief trust officer, a senior portfolio manager and members of the Portfolio Administration Department.


D.In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, such members shall recuse themselves from consideration of such matter.


III.PROXY VOTING GUIDELINES
---------------------------

A.Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines which have been prepared by the Adviser. A summary of the current applicable proxy voting guidelines is attached to these Voting Policies and Procedures as Exhibit A.


B.In the event the foregoing proxy voting guidelines state that a particular issue shall be voted on a "case-by-case" basis or do not otherwise address how a proxy should be voted, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.


C.There may be circumstances under which the Chief Investment Officer, a portfolio manager or other investment professional ("Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines. In such event, the procedures set forth in Section V, Paragraph C will be followed.


 IV. PROXY VOTING PROCEDURES
----------------------------

A.If a client makes a specific request, Adviser will vote client proxies in accordance with such client's request even if it is in a manner inconsistent with Adviser's policies and procedures (including the proxy voting guidelines).
 Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.


B.At the recommendation of the Proxy Committee, Adviser may engage Delegate as its voting delegate to:


 1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;


 2) vote and submit proxies in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

C.Except in instances where clients have retained voting authority, Adviser will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Delegate.


D.Notwithstanding the foregoing, Adviser retains final authority and fiduciary responsibility for proxy voting.


V.  CONFLICTS OF INTEREST
-------------------------

A.Adviser will obtain a copy of any Delegate policies or procedures regarding potential conflicts of interest that could arise in Delegate proxy voting services to Adviser as a result of business conducted by Delegate. Adviser will examine such policies to determine whether potential conflicts of interest of Delegate are minimized by these Policies, Procedures and Practices.


B.As Delegate will vote proxies in accordance with the proxy voting guidelines described in Section III, Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between Adviser and a client as to how proxies are voted.


C.In the event that an Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III, such Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time.
 Such questionnaire will require specific information, including the reasons the Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner.


The Proxy Committee will review the questionnaire completed by the Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.


In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, the Proxy Committee will make a determination whether to vote such proxy as recommended by the Investment Professional. In the event of a determination to vote the proxy as recommended by the Investment Professional, an authorized member of the Proxy Committee shall instruct Delegate to vote in such manner with respect to such client or clients.


In the event that the Proxy Committee determines that the voting of a proxy as recommended by the Investment Professional presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Delegate shall vote such proxy in accordance with the proxy voting guidelines described in Section III; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) instruct Delegate or engage another independent third party to determine how to vote the proxy.


D.In the event that the proxy voting guidelines described in Section III state that an issue shall be voted on a "case-by-case" basis or do not otherwise address how a proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, an authorized member of the Proxy Committee shall instruct Delegate to vote in such manner with respect to such client or clients.


In the event that the Proxy Committee determines that such vote presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) disclose such conflict to the client or clients and obtain written direction from the client as to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) instruct Delegate or engage another independent third party to determine how proxies should be voted.



E.Material conflicts cannot be resolved by simply abstaining from voting.


VI.  RECORDKEEPING
------------------

 1) Adviser will maintain records relating to the implementation of these proxy voting policies and procedures, including: a copy of these policies and procedures which shall be made available to clients, upon request;


 2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or Delegate);

 3) a record of each vote cast (which Delegate may maintain on Adviser's behalf);

 4) a copy of each questionnaire completed by any Investment Professional under
  Section V above;

 5) any other document created by Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision (including, without limitation, the matters outlined in Section V.D above); and

 6) each written client request for proxy voting records and Adviser's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


 VII.   DISCLOSURE
------------------

Except as otherwise required by law, Adviser has a general policy of not disclosing to any issuer or third party how Adviser or its voting delegate voted a client's proxy.


September 30, 2004








                           COLUMBUS CIRCLE INVESTORS
                              PROXY VOTING POLICY

                                      2006




I. PROCEDURES
   ----------

  Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients' investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

  For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.


  In addition to voting proxies for clients, Columbus Circle:


 1) provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;


 2) applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

 3) keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

 4) monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

 5) maintains this written proxy voting policy, which may be updated and supplemented from time to time;

  Frank Cuttita, Columbus Circle's Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle's proxy voting process.
   Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.


 II. VOTING GUIDELINES
     -----------------

  Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.


  To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.


  Columbus Circle has delegated to ISS the authority to vote Columbus Circle's clients' proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.





A. MANAGEMENT PROPOSALS:

  1.When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

    . "Normal" elections of directors
    . Approval of auditors/CPA
    . Directors' liability and indemnification
    . General updating/corrective amendments to charter
    . Elimination of cumulative voting

    . Elimination of preemptive rights

   2.When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

    . Capitalization changes that eliminate other classes of stock and voting rights
    . Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.
    . Stock purchase plans with an exercise price of not less than 85% FMV
    . Stock option plans that are incentive based and not excessive
    . Reductions in supermajority vote requirements
    . Adoption of antigreenmail provisions

  3.When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

    . Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders
    . Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders
    . Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
    . Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions
    . Classified or single-slate boards of directors
    . Reincorporation into a state that has more stringent anti-takeover and related provisions
    . Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
    .  Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case
    . Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered
    . Amending articles to relax quorum requirements for special resolutions
    . ^ Re-election of director(s) directly responsible for a company's fraudulent or criminal act
    . ^ Re-election of director(s) who holds offices of chairman and CEO
    . Re-election of director(s) who serve on audit, compensation and nominating committees
    . ^ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions
    . ^ Adoption of option plans/grants to directors or employees of related companies
    . ^ Lengthening internal auditors' term in office to four years







B. SHAREHOLDER PROPOSALS:

  Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.


  1.When voting shareholder proposals, in general, initiatives related to the following items are supported:

    . Auditors should attend the annual meeting of shareholders

    . ^Election of the board on an annual basis
    .  Equal access to proxy process
    . ^Submit shareholder rights plan poison pill to vote or redeem
    . ^Undo various anti-takeover related provisions
    . ^Reduction or elimination of super-majority vote requirements
    . Anti-greenmail provisions
    . ^ Submit audit firm ratification to shareholder votes
    . Audit firm rotations every five or more years
    . Requirement to expense stock options
    . ^ Establishment of holding periods limiting executive stock sales . ^ Report on executive retirement benefit plans
    . ^ Require two-thirds of board to be independent
    . ^ Separation of chairman and chief executive posts

  2.When voting shareholder proposals, in general, initiatives related to the following items are not supported:

    . Requiring directors to own large amounts of stock before being eligible to be elected
    . Restoring cumulative voting in the election of directors
    . Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders
    . Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as
      specific     boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.
    . Restrictions banning future stock option grants to executives except in extreme cases

  3.Additional shareholder proposals require case-by-case analysis

    . Prohibition or restriction of auditors from engaging in non-audit services
      (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)
    . Requirements that stock options be performance-based
    . Submission of extraordinary pension benefits for senior executives under a company's SERP for shareholder approval
    . Shareholder access to nominate board members^
    . Requiring offshore companies to reincorporate into the United States

  Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.


  Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time.
   Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.

III. CONFLICTS OF INTEREST

  Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.


  Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.


  In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.





  Eff. 01/20/2006





                         DIMENSIONAL FUND ADVISORS INC.

                             PROXY VOTING POLICIES


The Investment Committee at Dimensional Fund Advisors Inc. (the "Sub-advisor") is responsible for overseeing the Sub-advisor's proxy voting process in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies") and Proxy Voting Guidelines (the "Voting Guidelines") adopted by the Sub-advisor.


 The Sub-advisor votes proxies in a manner consistent with the best interests of the Principal Financial Groups' (the "PIF") Funds. The Sub-advisor analyzes proxy statements on behalf of the PIF Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Sub-advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Sub-advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Sub-advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the PIF Funds, and the interests of the Sub-advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Sub-advisor, subsequent to voting, will fully disclose the conflict to PIF.


The Voting Guidelines summarize the Sub-advisor's positions on various issues and give a general indication as to how the Sub-advisor will vote proxies on each issue. The Sub-advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Sub-advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Sub-advisor believes that a PIF Fund's best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Sub-advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Sub-advisor believes would be in the best interest of the PIF Funds. Pursuant to the Voting Guidelines, the Sub-advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director's liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Sub-advisor generally votes against matters such as: (i) anti-takeover measures

(such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Sub-advisor will generally consider on an individual basis such proposals as:
(i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.


Under certain circumstances, the Sub-advisor may not be able to vote proxies or the Sub-advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Sub-advisor does not vote proxies on non-U.S. securities due to local restrictions, customs, other requirements or restrictions or anticipated expenses. The Sub-advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and to the extent it is appropriate, the Sub-advisor generally implements uniform voting procedures for all proxies of a country. The Sub-advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Sub-advisor's decision of whether or not to vote.

                             EMERALD ADVISERS, INC.
                              PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI's policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund's management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:


 1) Selecting proper directors

 2) Insuring that these directors have properly supervised management
 3) Resolve issues of natural conflict between shareholders and managers
  a) Compensation
  b) Corporate Expansion
  c) Dividend Policy
  d) Free Cash Flow
  e) Various Restrictive Corporate Governance Issues, Control Issues, etc.
  f) Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in an activist pro-shareholder manner in accordance with the following policies.


I. BOARD OF DIRECTORS

  In theory, the Board represents shareholders, in practice, all too often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders' ongoing financial interest and to properly conduct a board member's oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision-making on behalf of the owners of the corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.


  A. ELECTION OF DIRECTORS, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
    . Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

    . Votes should be case in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
    . Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
    . Votes should be withheld for directors who nay have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
    . Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
    . Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for absences.
    . Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
    . Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders' views, review management, and provide oversight of the board and their directors.

  B. SELECTION OF ACCOUNTANTS: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

  C. INCENTIVE STOCK PLANS. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

  D. CORPORATE RESTRUCTURING PLANS or company name changes, will generally be evaluated on a case by case basis.

  E. ANNUAL MEETING LOCATION.

    This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. RESOLUTION: EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.


  F.   PREEMPTIVE RIGHTS.

    This is usually a shareholder request enabling shareholders to participate first in any new offering of company common stock. RESOLUTION: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.


  G.  MERGERS AND/OR ACQUISITIONS.

    Each Merger and/or acquisition has numerous ramifications for long term shareholder value. RESOLUTION: After in-depth valuation EAI will vote its shares on a case by case basis.


II.  CORPORATE GOVERNANCE ISSUES

  These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.


  A. PROVISIONS RESTRICTING SHAREHOLDER RIGHTS.

    These provisions would hamper shareholders' ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders' rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. RESOLUTION: Vote AGAINST
                                                     ------------------------
    management proposals to implement such restrictions and vote For shareholder
    ----------------------------------------------------------------------------
    proposals to eliminate them.
    ----------------------------


  B. ANTI-SHAREHOLDER MEASURES

    These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interest of shareholders since they do not allow for the most productive use of corporate assets.


    1. CLASSIFICATION OF THE BOARD OF DIRECTORS:

      A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. RESOLUTION: Vote AGAINST proposals to classify the Board and
                    ------------------------------------------------------------
      support proposals (usually shareholder initiated) to implement annual
      ---------------------------------------------------------------------
      election of the Board.
      ----------------------


    2. SHAREHOLDER RIGHTS PLANS (POISON PILLS):
      Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control.
      RESOLUTION: Vote Against proposals to adopt Shareholder Rights Plans, and
      -------------------------------------------------------------------------
      vote For Shareholder proposals eliminating such plans.
      ------------------------------------------------------


    3. UNEQUAL VOTING RIGHTS:
      A takeover defense, also known as superstock, which give holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. RESOLUTION: Vote AGAINST proposals creating different classes of
               ----------------------------------------------------------------
      stock with unequal voting privileges.
      -------------------------------------


    4. SUPERMAJORITY CLAUSES:
      These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. RESOLUTION: Vote AGAINST management proposals
                                  ---------------------------------------------
      to implement supermajority clauses and support shareholder proposals to
      -----------------------------------------------------------------------
      eliminate them.
      ---------------


    5. FAIR PRICE PROVISIONS:
      These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. RESOLUTION: Vote AGAINST management
                                          -----------------------------------
      proposals to implement fair price provisions and vote FOR shareholder
      ---------------------------------------------------------------------
      proposals to eliminate them. CAVEAT: Certain fair price provisions are
      ---------------------------
      legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholders' interest.


    6. INCREASES IN AUTHORIZED SHARES AND/OR CREATION OF NEW CLASSES OF COMMON AND PREFERRED STOCK:
      a. INCREASING AUTHORIZED SHARES.
        EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would indicate stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Resolution: On a case by case basis, vote AGAINST management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its rights to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.


      b. CREATION OF NEW CLASSES OF STOCK.
        Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These "blank check" issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Resolution: EAI would vote AGAINST
                                            ----------------------------------
        management in allowing the Board the discretion to issue any type of
        --------------------------------------------------------------------
        "blank check" stock without shareholder approval.
        -------------------------------------------------


  C. DIRECTORS AND MANAGEMENT LIABILITY AND INDEMNIFICATION

    These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Resolution: On a case by case basis,
                                         ------------------------------------
    EAI votes AGAINST attempts by management to eliminate director's and
    --------------------------------------------------------------------
    management liability for their duty of care.
    --------------------------------------------


  D. COMPENSATION PLANS (INCENTIVE PLANS)

    Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as "golden parachutes" or "tin parachutes" as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
    Resolution: On a case by case basis, vote AGAINST attempts by management to
    ---------------------------------------------------------------------------
    adopt proposals that are specifically designed to grossly or unduly benefit
    ---------------------------------------------------------------------------
    members of executive management in the event of an acquisition.
    ---------------------------------------------------------------


  E. GREENMAIL

    EAI would not support management in the payment of greenmail. Resolution:
                                                                  -----------
    EAI would vote FOR any shareholder resolution that would eliminate the
    ----------------------------------------------------------------------
    possibility of the payment of greenmail.
    ----------------------------------------


  F. CUMULATIVE VOTING

    Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Resolution: Cumulative voting tends to serve special
                           ----------------------------------------------------
    interests and not those of shareholders, therefore EAI will vote AGAINST any
    ----------------------------------------------------------------------------
    proposals establishing cumulative voting and For any proposal to eliminate
    --------------------------------------------------------------------------
    it.
    ---


  G. PROPOSALS DESIGNED TO DISCOURAGE MERGERS & ACQUISTIONS IN ADVANCE

    These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluation takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluation an acquisition proposal". Directors are elected to primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviated from those interests. Resolution: EAI will vote AGAINST proposals
                                   -------------------------------------------
    that would discourage the most productive use of corporate assets in
    --------------------------------------------------------------------
    advance.
    --------


  H. CONFIDENTIAL VOTING

    A company that does not have a secret ballot provision had the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote FOR
                                                           --------------------
    proposals to establish secret ballot voting.
    --------------------------------------------


  I.   DISCLOSURE

    Resolution: EAI will vote AGAINST proposals that would require any kind of
                --------------------------------------------------------------
    unnecessary disclosure of business records. EAI will vote For proposals that
    ----------------------------------------------------------------------------
    require disclosure of records concerning unfair labor practices or records
    --------------------------------------------------------------------------
    dealing with the public safety.
    -------------------------------


  J.   SWEETENERS

    Resolution: EAI will vote AGAINST proposals that include what are called
    ------------------------------------------------------------------------
    "sweeteners" used to entice shareholders to vote for a proposal that
    --------------------------------------------------------------------
    includes other items that may not be in the shareholders' best interest. For
    ----------------------------------------------------------------------------
    instance, including a stock split in the same proposal as a classified
    ----------------------------------------------------------------------
    Board, or declaring an extraordinary dividend in the same proposal
    ------------------------------------------------------------------
    installing a shareholders' rights plan (Poison Pill).
    -----------------------------------------------------


  K. CHANGING THE STATE OF INCORPORATION

    If management sets forth a proposal to change the State of Incorporation, the reason for the change is usually to take advantage of another state's liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: ON
                                                                 --------------
    A CASE BY CASE BASIS, EAI will vote
    -----------------------------------

    AGAINST proposals changing the State of Incorporation for the purposes of
    -------------------------------------------------------------------------
    their anti-shareholder provisions and will support shareholder proposals
    ------------------------------------------------------------------------
    calling for reincorporation into a jurisdiction more favorable to
    -----------------------------------------------------------------
    shareholder democracy.
    ----------------------


  L. EQUAL ACCESS TO PROXY STATEMENTS

    EAI supports stockholders' rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI
                                                                ---------------
    will support any proposal calling for equal access to proxy statements.
    -----------------------------------------------------------------------


  M.  ABSTENTION VOTES

    EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares "represented" or "cast" at an annual meeting. Only those shares cast favoring or opposing a proposal
                                                 --------------------
    should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company's
                ---------------------------------------------------------------
    by-laws or articles of incorporation to reflect the proper account for
    ----------------------------------------------------------------------
    abstention votes.
    -----------------


III.  OTHER ISSUES

  On other major issues involving questions of community interest, moral and
  social     concern, fiduciary trust and respect for the law such as:

  A. Human Rights

  B. Nuclear Issues

  C. Defense Issues

  D. Social Responsibility

  EAI, in general supports the position of management. Exceptions to this policy include:


    1. SOUTH AFRICA
      EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.


    2. NORTHERN IRELAND
      EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.


                     FIDELITY FUND PROXY VOTING GUIDELINES
                    (INCLUDING FUNDS SUB-ADVISED BY FMR CO.
              FOR WHICH FMR CO. HAS BEEN GRANTED VOTING AUTHORITY)
                                   MARCH 2005




I. General Principles


 A) Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.


 B) Non-routine proposals will generally be voted in accordance with the guidelines.

 C) Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.

 D) Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 E) The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)


 A) Large capitalization company - a company included in the Russell 1000 stock index.


 B) Small capitalization company - a company not included in the Russell 1000 stock index.

 C) Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D) Poison Pill Plan - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 E) Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 F) Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 G) Sunset provision - a condition in a charter or plan that specifies an expiration date.

 H) Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors


 A) Incumbent Directors


  FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:


  1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

    With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

    a)  The poison pill includes a sunset provision of less than 5 years;
    b)The poison pill is linked to a business strategy that will result in greater value for the shareholders; and
    c)Shareholder approval is required to reinstate the poison pill upon expiration.

    FMR will also not consider withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.


  2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.


  3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.


  4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.


 B) Indemnification

  FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/ or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.


 C) Independent Chairperson

  FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson.
   However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.


IV. Compensation


 A) Equity Award Plans (including stock options, restricted stock awards, and other stock awards)


  FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:


  1)(a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

  2)
    In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

    However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

    a)The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;
    b)The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

  3)The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

  4)The granting of awards to non-employee directors is subject to management discretion.

  5)
    In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

  FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:


  1)The shares are granted by a compensation committee composed entirely of independent directors; and


  2)The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B) Equity Exchanges and Repricing

  FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:


  1) Whether the proposal excludes senior management and directors;


  2)Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

  3)
    Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

  4)The company's relative performance compared to other companies within the relevant industry or industries;

  5)
    Economic and other conditions affecting the relevant industry or industries in which the company competes; and

  6)
    Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C) Employee Stock Purchase Plans

  FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.


 D) Employee Stock Ownership Plans (ESOPs)

  FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.


 E) Executive Compensation

  FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.


V. Anti-Takeover Plans


  FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:


 A) The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.


 B) The anti-takeover plan includes the following:

  1)the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;


  2)
    the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

  3)shareholder approval is required to reinstate the anti-takeover plan upon expiration;

  4)the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

  5)the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 C) It is an anti-greenmail proposal that does not include other anti-takeover provisions.

 D) It is a fair price amendment that considers a two-year price history or less.

  FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.


VI. Capital Structure / Incorporation


 A) Increases in Common Stock

  FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.


 B) New Classes of Shares

  FMR will generally vote against the introduction of new classes of stock with differential voting rights.


 C) Cumulative Voting Rights

  FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.


 D) Acquisition or Business Combination Statutes

  FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.


 E) Incorporation or Reincorporation in Another State or Country

  FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.


VII. Auditors


 A) FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.


 B) FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other


 A) Voting Process


  FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.


 B) Regulated Industries

  Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no Fund or group of Funds has acquired control of such organization.


                                                                    October 2003

                         GOLDMAN SACHS ASSET MANAGEMENT
                                   ("GSAM")*

                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.


PUBLIC EQUITY INVESTMENTS

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview


While it is GSAM's policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.


Active Equity


Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.


In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.


As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.


Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.


Quantitative Equity


Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).


Use of Third-Party Service Providers


We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.


Conflicts of Interest


Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.


Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.


EXTERNAL MANAGERS

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.


CLIENT DIRECTION

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.


                ************************************************


                                                                      APPENDIX A

                  ISS STANDARD PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

  1. Auditors

    Vote FOR proposals to ratify auditors, unless any of the following apply:
    . An auditor has a financial interest in or association with the company, and is therefore not independent,
    . Fees for non-audit services are excessive, or . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

  2. Board of Directors


    a. Voting on Director Nominees in Uncontested Elections
      Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


    b. Classification/Declassification of the Board
      Vote AGAINST proposals to classify the board.

      Vote FOR proposals to repeal classified boards and to elect all directors annually.


    c. Independent Chairman (Separate Chairman/CEO)
      Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


    d. Majority of Independent Directors/Establishment of Committees
      Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

      Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


  3. Shareholder Rights


    a. Shareholder Ability to Act by Written Consent
      Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      Vote FOR proposals to allow or make easier shareholder action by written consent.


    b. Shareholder Ability to Call Special Meetings
      Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


    c. Supermajority Vote Requirements
      Vote AGAINST proposals to require a supermajority shareholder vote.

      Vote FOR proposals to lower supermajority vote requirements.


    d. Cumulative Voting
      Vote AGAINST proposals to eliminate cumulative voting.

      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


    e. Confidential Voting
      Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      Vote FOR management proposals to adopt confidential voting.

  4. Proxy Contests


    a. Voting for Director Nominees in Contested Elections
      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


    b. Reimbursing Proxy Solicitation Expenses
      Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.


  5. Poison Pills

    Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

  6. Mergers and Corporate Restructurings

    Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

  7. Reincorporation Proposals

    Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

  8. Capital Structure


    a. Common Stock Authorization
      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

      Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.


    b. Dual-class Stock
      Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

      . It is intended for financing purposes with minimal or no dilution to current shareholders
      . It is not designed to preserve the voting power of an insider or significant shareholder

  9. Executive and Director Compensation

    Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

    Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

    a. Management Proposals Seeking Approval to Reprice Options

    Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
      . Historic trading patterns
      . Rationale for the repricing

      . Value-for-value exchange
      . Option vesting
      . Term of the option
      . Exercise price
      . Participation

    b. Employee Stock Purchase Plans

    Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

    Vote FOR employee stock purchase plans where all of the following apply:
      . Purchase price is at least 85 percent of fair market value;
      . Offering period is 27 months or less; and . Potential voting power dilution is ten percent or less.

    Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

    c. Shareholder Proposals on Compensation
    Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

  10. Social and Environmental Issues

    These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

    In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                              GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")
                      PROXY VOTING POLICIES AND PROCEDURES




I.INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.


This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.


GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.


II.PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

 1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;


 2) ensure that proxies are voted and submitted in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A.
 GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.


Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.


III.PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:





 1) Implementing and updating the applicable domestic and global ISS proxy voting guidelines;


 2) Overseeing the proxy voting process; and

 3) Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.


IV.CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.


In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:


 1) GMO has a business relationship or potential relationship with the issuer;


 2) GMO has a business relationship with the proponent of the proxy proposal; or

 3) GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.


V.RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:


 1) a copy of these policies and procedures which shall be made available to clients, upon request;


 2) a record of each vote cast (which ISS maintains on GMO's behalf); and

 3) each written client request for proxy records and GMO's written response to any client request for such records.




Such proxy voting records shall be maintained for a period of five years.


VI.REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.


VII.DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.


Effective:  August 6, 2003




                      ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.





1.AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

.. . An auditor has a financial interest in or association with the company, and is therefore not independent
.. . Fees for non-audit services are excessive, or .. . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.




CLASSIFICATION/DECLASSIFICATION OF THE BOARD


Vote AGAINST proposals to classify the board.


Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

 Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS


SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.


Vote FOR proposals to allow or make easier shareholder action by written consent
..
SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.


CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS


VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.


6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.


7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


8. CAPITAL STRUCTURE


COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
.. . It is intended for financing purposes with minimal or no dilution to current shareholders
.. . It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.


Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.




MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
.. . Historic trading patterns
.. . Rationale for the repricing
.. . Value-for-value exchange
.. . Option vesting
.. . Term of the option
.. . Exercise price
.. . Participation



EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
.. . Purchase price is at least 85 percent of fair market value
.. . Offering period is 27 months or less, and .. . Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION


Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


10.SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.




                   CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING
                                   GUIDELINES

Following is a concise summary of general policies for voting global proxies.
 In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
.. . there are concerns about the accounts presented or audit procedures used; or .. . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
..


APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
.. . there are serious concerns about the accounts presented or the audit procedures used;
.. . the auditors are being changed without explanation; or .. . nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.


ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
.. . there are serious concerns about the statutory reports presented or the audit procedures used;
.. . questions exist concerning any of the statutory auditors being appointed; or .. . the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
.. . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
.. . the payout is excessive given the company's financial position.



STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:
.. . there are clear concerns about the past performance of the company or the board; or
.. . the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.


Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.


Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.


Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.


Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
.. . there are serious questions about actions of the board or management for the year in question; or
.. . legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.



BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.



INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
.. . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or .. . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.




CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.



PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.



SHARE REPURCHASE PLANS:
Vote FOR share repurchase plans, unless:
.. . clear evidence of past abuse of the authority is available; or .. . the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:
Vote FOR mergers and acquisitions, unless:
.. . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or .. . the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.


ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.


Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.




                           JPMORGAN ASSET MANAGEMENT
             GLOBAL PROXY VOTING PROCEDURES AND GUIDELINES SUMMARY
                                  2005 EDITION
                                 APRIL 6, 2005







As an investment adviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, J.P. Morgan and its affiliated advisers have adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues.


J.P. Morgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.


Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.


To oversee and monitor the proxy-voting process, J.P. Morgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by J.P. Morgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

                              LOS ANGELES CAPITAL
                                   MANAGEMENT

                            PROXY VOTING PROCEDURES
                                 I.INTRODUCTION

Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).


II.STATEMENT OF POLICIES AND PROCEDURES

  A.CLIENT'S BEST INTEREST


    LACM's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.


  B.CASE-BY-CASE BASIS


    Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.


  C.CONFLICTS OF INTEREST


    Any material conflicts that arise are resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM's interests and those of our clients.
     Most votes are based on a pre-determined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.


  D.LIMITATIONS

    1. Limited Value. LACM reserves the right to abstain from voting a client
       --------------
      proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

    2. Special Considerations.  Certain accounts may warrant specialized
       -----------------------
      treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

      a. Mutual Funds
       (1) Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.4
       (2) Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.
       (3) Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
      b.  ERISA Accounts
       (1) Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
       (2) From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.

  E. CLIENT DIRECTION


    LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client's portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client's wishes particularly when it is different from the adviser's policies and procedures.


  F. BASIS FOR FORMULATION


    LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program.
     Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm's accounts. In addition, LACM has created and adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.


    LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co. These include:

    1. Source of Information. The adviser may conduct research internally and/or
       ----------------------
      use the resources of an independent research consultant.

    2. Information. The adviser's policies and procedures may be based on the
       ------------
      following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.


  G.SHAREHOLDER ACTIVISM


    The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.


  H. AVAILABILITY OF POLICIES AND PROCEDURES


    LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.


  I.DISCLOSURE OF VOTE


    Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

    1. Clients LACM will make this information available to an advisory client
       -------
      upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact Carin Madden of LACM at 310-479-9878.

    2. Third Parties LACM has a general policy of not disclosing to third
       -------------
      parties how it (or its voting delegate) voted a client's proxy.

III.RESPONSIBILITY AND OVERSIGHT

  A.Designated Individual or Committee LACM has a designated compliance officer who has the responsibility for administering and overseeing the proxy voting process. In addition there is a Proxy Committee who formally approves and reviews all proxy guidelines, procedures and voting records.


  B.Duties of the Compliance Officer and the Proxy Committee.


    1.Develop, authorize, implement and update the policies and procedures;


    2.Oversee the proxy voting process;


    3.Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;


    4.Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;


    5.The committee will meet as necessary to fulfill its responsibilities.


IV. PROCEDURES

  A.Client Direction LACM's responsibility for voting proxies are determined generally by the obligations set forth under each advisory contract.


    1.ERISA Accounts Voting ERISA client proxies is a fiduciary act of plan
      --------------
    asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)


    2. Change in Client Direction. LACM, while accepting direction from clients
       ---------------------------
    on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.


  B.PROCESS OF VOTING PROXIES


    1.Obtain Proxy Registered owners of record, e.g. the trustee or custodian
       -----------
    bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly Glass, Lewis & Co., the voting delegate.

    a. Securities Lending. LACM may recall securities that are part of a
       -------------------
      securities lending program for materially important votes.


    2.Match  Each proxy received is matched to the securities to be voted and a
      -----
    reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.


    3.Categorize  Each proxy is reviewed and categorized according to issues and
      ----------
    the proposing parties.


    4.Conflicts of Interest  Each proxy is reviewed by the proxy administrator
      ---------------------
    or committee member to assess the extent to which there may be a material conflict between the adviser's interests and those of the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.

     5.Vote  Glass, Lewis & Co. then votes the proxy in accordance with the
       ----
    firm's policies and procedures and returns the voted proxy to the issuer or its information agent.


    6.Review Glass, Lewis & Co. has the responsibility to ensure that materials
      ------
    are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holding on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists. are voted.


  C.Voting Delegate. LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions. Glass, Lewis & Co. is charged with the following duties.


    I . Documentation.  Glass, Lewis & Co. will document any decision to
        --------------
    delegate its voting authority to a voting delegate.


    2.Final Authority. Despite the relationship with Glass, Lewis & Co., LACM
      ----------------
    retains final authority and fiduciary responsibility for proxy voting.


    3.Consistency.  LACM has verified that Glass, Lewis & Co.'s procedures are
      ------------
    consistent with LACM's policies and procedures.


    4. Reports. Glass, Lewis & Co. uses an online system where LACM has access
       --------
    to all proxy ballots and votes therefore we are able to generate any report as needed at any time.


  D.RECORDKEEPING


    1.Section 204  Glass, Lewis & Co. maintains all records of proxies voted
      -----------
    pursuant to Section 204-2 of the Advisers Act.


    2.Contents
      --------

    a. As required by Rule 204-2(c): (1) a copy of its policies and procedures;
      (2) proxy statements received regarding client securities (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
      (5) each written client request for proxy voting records and LACM's written response to any (written or oral) client request for such records.

    b. For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations. (DOL Bulletin 942) Retention may include:

      (1) issuer name and meeting;

      (2) issues voted on and record of the vote;

      (3) number of shares eligible to be voted on the record date; and

      (4) numbers of shares voted.


    3.Duration  Proxy voting books and records will be maintained at Glass,
     ---------
    Lewis & Co., who will provide copies of those records promptly upon request, for a period of five years.


                       MAZAMA CAPITAL MANAGEMENT, INC

PROXY VOTING

POLICY


Mazama Capital Management, Inc. ("Mazama"), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.


BACKGROUND


Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.


GUIDING PRINCIPLES


Proxy voting procedures must adhere to the following broad principles:


1.Voting rights have economic value and must be treated accordingly. This means the fiduciary (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.


2.Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions.


3.Fiduciaries should keep records of proxy voting.


PROXY ADMINISTRATION


The Compliance Department has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures. The Director of Research is responsible for determining our firm's positions on all major corporate issues, creates guidelines and oversees the voting process.


Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy.


Mazama has retained Institutional Shareholder Services ("ISS"), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. ISS provides administrative assistance to the proxy voting process by electronically executing the votes while allowing Mazama to retain voting authority.


VOTING POLICIES

All proxy materials received on behalf of clients are forwarded to Institutional Shareholder Services (ISS).

1.Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines.


2.Proxy ballots for securities no longer held in client accounts will not be voted.





Mazama generally votes in favor of routine issues. Such issues may include but are not limited to:


1.Elect directors


2.Appoint auditors


3.Eliminate preemptive rights


4.Increase authorized shares issued



With regard to non-routine issues, Mazama considers many things including, but not limited to:

1.Management's recommendation;


2.The recommendation of ISS; and


3.Mazama's assessment as to what is best for shareholders


With regard to issues which are often included in proxies, Mazama believes as follows:


EXECUTIVE COMPENSATION
----------------------


Mazama's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by case basis, Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We generally oppose plans that give a company the ability to re-price options.


ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES
---------------------------------------------


Mazama generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Mazama strongly favors having only independent board members in all sub-committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of the sub-committees. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.


SOCIAL AND CORPORATE RESPONSIBILITY ISSUES
------------------------------------------


Mazama generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations and have not been adequately addressed by management.


PROCEDURE

Mazama has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:


VOTING PROCEDURES


1.All employees will forward any proxy materials received on behalf of clients to the Director of Research;


2.The Director of Research will determine which client accounts hold the security to which the proxy relates;


3.Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.


DISCLOSURE


1.Mazama will provide conspicuously displayed information in its ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mazama voted a client's proxies, and that clients may request a copy of these policies and procedures.


2.The Compliance Officer ("CO") will also send a copy of this summary to all existing clients who have previously received Mazama's ADV Part II; or the CO may send each client the amended ADV Part II. Either mailing shall highlight the inclusion of information regarding proxy voting.


CLIENT REQUESTS FOR INFORMATIOn


1.All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CO.


2.In response to any request the Compliance will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mazama voted the client's proxy with respect to each proposal about which client inquired.


CONFLICTS OF INTEREST


1.Mazama will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mazama with the issuer of each security to determine if Mazama or any of its employees has any financial, business or personal relationship with the issuer.


2.If a material conflict of interest exists, Director of Research will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.


3.Mazama will maintain a record of the voting resolution of any conflict of interest.


RECORDKEEPING


The CO shall retain the following proxy records in accordance with the SEC's five-year retention requirement.


These policies and procedures and any amendments;


1.A record of each vote that Mazama casts;


2.Any document Mazama created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

3.A copy of each written request from a client for information on how Mazama voted such client's proxies, and a copy of any written response.








                          MELLON FINANCIAL CORPORATION
                              PROXY VOTING POLICY
                              (APPROVED 08/20/04)

1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").


2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.


4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.


5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.


6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.


  With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.


7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.


8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.


9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.


10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.


11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the vote is recorded.

                             NEUBERGER BERMAN, LLC

                        NEUBERGER BERMAN MANAGEMENT INC.
                    PROXY VOTING POLICIES AND PROCEDURES


                        NON-SOCIALLY RESPONSIVE CLIENTS

I. INTRODUCTION AND GENERAL PRINCIPLES

 A) Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.


 B) NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

 C) NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

 D) In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

 E) In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

 F) There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. RESPONSIBILITY AND OVERSIGHT

 A) NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:


 1) developing, authorizing, implementing and updating NB's policies and procedures;


 2) overseeing the proxy voting process; and

 3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

 B) Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

 C) The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

 D) In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III.  PROXY VOTING GUIDELINES

 A) NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.


 B) Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

 C) There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.  PROXY VOTING PROCEDURES

 A) NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.


 B) At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

 1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;


 2) vote and submit proxies in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

 C) Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

 D) Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V.  CONFLICTS OF INTEREST

 A) NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.


 B) ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

 C) In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.

  The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.


  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.


  In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


 D) In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.

  In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or
  (iii) engage another independent third party to determine how proxies should be voted.


 E) Material conflicts cannot be resolved by simply abstaining from voting.

VI.  RECORDKEEPING

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:


 1) a copy of these policies and procedures, which shall be made available to clients upon request;


 2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

 3) a record of each vote cast (which ISS maintains on NB's behalf);

 4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

 5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

 6) each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


VII.  DISCLOSURE

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

                              EFFECTIVE JUNE 2003


                           NUVEEN ASSET MANAGEMENT
                         MUNICIPAL BOND MANAGED ACCOUNT
                            PROXY VOTING GUIDELINES

Nuveen Asset Management (the "Adviser") serves as investment adviser for client accounts ("Accounts") investing in municipal bonds and other securities whose issuers generally do not solicit proxies. In the rare event that such an issuer were to solicit a proxy, the Adviser would engage an independent third party or proxy voting service to vote such proxy or to determine how the proxy should be voted, whether or not the proxy presented the Adviser with a material conflict of interest. A member of the Adviser's legal department would oversee the administration of the voting, ensure that records were maintained in accordance with Rule 206(4)-6, and ensure that proxy voting records with respect to an Account were made available to such client as requested.





Modified November 10, 2004

                            POST ADVISORY GROUP, LLC

                       PROXY AND CORPORATE ACTION VOTING
                            POLICIES AND PROCEDURES

                                     POLICY

Post Advisory Group, LLC ("Post") acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). While Post primarily manages fixed income securities, it does often hold a limited amount of voting securities (or securities for which shareholder action is solicited) in a client account. Thus, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.


When voting proxies or acting on corporate actions for clients, Post's utmost concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Post will act in a manner deemed prudent and diligent and which is intended to enhance the economic value of the assets of the account.


PURPOSE


The purpose of these Proxy Voting and Corporate Action Policies and Procedures is to memorialize the procedures and policies adopted by Post to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").


PROCEDURES


Post's Operations Department is ultimately responsible for ensuring that all proxies received by Post are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.


Where a proxy proposal raises a material conflict of interest between Post's interests and the client's, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client's account.


The Operations Department is also responsible for ensuring that all corporate actions received by Post are addressed in a timely manner and consistent action is taken across all portfolios.


RECORD KEEPING


In accordance with Rule 204-2 under the Advisers Act, Post will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided, however, that Post may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.


Post will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and the manner in which clients may obtain information on how Post voted their securities. Clients may obtain information on how their securities were voted or a copy of our Policies and Procedures by written request addressed to Post.
 Post will coordinate with the relevant mutual fund service providers to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.


GUIDELINES


Each proxy issue will be considered individually. The following guidelines are a partial list to be used in evaluating voting proposals contained in the proxy statements, but will not be used as rigid rules.


VOTE AGAINST

  a) Issues regarding Board entrenchment and anti-takeover measures such as the following:
    (i) Proposals to stagger board members' terms;
    (ii) Proposals to limit the ability of shareholders to call special meetings;
    (iii) Proposals to require super majority votes;
    (iv) Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
    (v) Proposals regarding "fair price" provisions;
    (vi) Proposals regarding "poison pill" provisions; and
    (vii) Permitting "green mail."
  b) Providing cumulative voting rights.

VOTE FOR

  a) Election of directors recommended by management, except if there is a proxy fight.
  b) Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.
  c) Date and place of annual meeting.
  d) Rotation of annual meeting place.
  e) Limitation on charitable contributions or fees paid to lawyers.
  f) Ratification of directors' actions on routine matters since previous annual meeting.
  g) Confidential voting.
  h) Limiting directors' liability.

CASE-BY-CASE


Proposals to:


  (1 Pay directors solely in stock.


  (2) Eliminate director mandatory retirement policy.


  (3) Mandatory retirement age for directors.


  (4) Rotate annual meeting location/date.


  (5) Option and stock grants to management and directors.


  (6) Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.


                   PRINCIPAL GLOBAL INVESTORS, LLC   ("PGI")*
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

PGI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where PGI has the authority to vote proxies, PGI complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect PGI's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors PGI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation,reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each PGI equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PGI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the Senior management of PGI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


GENERAL OVERVIEW
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PGI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PGI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PGI's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PGI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


PGI may hire other service providers to replace or supplement ISS with respect to any of the services PGI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest
Pursuant to this Policy, PGI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PGI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PGI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PGI management into potential conflicts of interest., PGI senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS
Where PGI places client assets with managers outside of PGI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. PGI may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PGI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PGI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.



                               APPENDIX XV-A


                    PROXY VOTING POLICIES AND PROCEDURES FOR
                            PRINCIPAL INVESTORS FUND
                       PRINCIPAL VARIABLE CONTRACTS FUND
                             PRINCIPAL RETAIL FUNDS
                              (DECEMBER 15, 2003)




It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.


The advisor or sub-advisor must provide, on a quarterly basis:


 1) Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor's vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

 2) Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:


 1) Identification of the issuer of the security;


 2) Exchange ticker symbol of the security;

 3) CUSIP number of the security;

 4) The date of the shareholder meeting;

 5) A brief description of the subject of the vote;

 6) Whether the proposal was put forward by the issuer or a shareholder;

 7) Whether and how the vote was cast;

 8) Whether the vote was cast for or against management of the issuer.






                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS




PREI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where PREI has the authority to vote proxies, PREI complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect PREI's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors PREI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each PREI equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PREI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.


Senior management of PREI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PREI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PREI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PREI's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PREI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


PREI may hire other service providers to replace or supplement ISS with respect to any of the services PREI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.


Conflicts of Interest
Pursuant to this Policy, PREI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PREI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PREI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PREI management into potential conflicts of interest., PREI senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS
Where PREI places client assets with managers outside of PREI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. PREI may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PREI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PREI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.






                        SPECTRUM ASSET MANAGEMENT, INC.
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS




GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).
 While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum's standards aim to ensure the following in keeping with the best interests of its clients:

  . . That Spectrum act solely in the interest of clients in providing for ultimate long-term stockholder value.
  . . That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
  . . That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others - Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.
  . . That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
  . . That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.  Following ISS' Recommendations


Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the "Guidelines"). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


Spectrum generally votes proxies in accordance with ISS' recommendations. When Spectrum follows ISS' recommendations, it need not follow the conflict of interest procedures in Section B, below.


From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers' securities. Because this practice may present a conflict of interest for ISS, Spectrum's Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS' voting recommendations.


B.  Disregarding ISS' Recommendations


Should Spectrum determine not to follow ISS' recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.


Spectrum will classify proxy vote issues into three broad categories: Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client's vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.


Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving "best efforts at a reasonable cost."


As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.

Identifying a Conflict of Interest.  There may be a material conflict of
-----------------------------------
interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer's proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients' best interest and are not the product of a material conflict.


Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible
-------------------------------------
for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum's material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a "portfolio company") to assess which, if any, could give rise to a conflict of interest. CCO's review will focus on the following three categories:

  . . Business Relationships - The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser's relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.
  . . Personal Relationships - The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum's affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.
  . . Familial Relationships - The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum's affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

  . . A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.
  . . Publicly available information.
  . . Information generally known within Spectrum.
  . . Information actually known by senior executives or portfolio managers.
    When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

..Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).


The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI's CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.


Determining Whether a Conflict of Interest is "Material" - On a regular basis,
--------------------------------------------------------
CCO will monitor conflicts of interest to determine whether any may be "material" and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be "material" for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a "material" matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:


 1) Financial Materiality - The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.
   For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum's annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).



 2) Non-Financial Materiality - A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI's CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum's investment team to determine whether potential conflicts of interest may be material.


Resolving a Material Conflict of Interest - When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.


Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum's Compliance Department.


PROXY VOTING GUIDELINES
-----------------------

CATEGORY I:  ROUTINE ADMINISTRATIVE ITEMS
-----------------------------------------

Philosophy:  Spectrum is willing to defer to management on matters of a routine
-----------
administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.
 Examples of issues on which we will normally defer to management's recommendation include:


 1) selection of auditors


 2) increasing the authorized number of common shares

 3) election of unopposed directors

CATEGORY II:  SPECIAL INTEREST ISSUES
-------------------------------------

Philosophy:  While there are many social, political, environmental and other
-----------
special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum's clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  ISSUES HAVING THE POTENTIAL FOR SIGNIFICANT ECONOMIC IMPACT
--------------------------------------------------------------------------

Philosophy:  Spectrum is not willing to defer to management on proposals which
-----------
have the potential for major economic impact on the corporation and the value of its shares. We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.


 1) Classification of Board of Directors.   Rather than electing all directors
    -------------------------------------
  annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.
   In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.


 2) Cumulative Voting of Directors.  Most corporations provide that shareholders
    ------------------------------
  are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

 3) Prevention of Greenmail.  These proposals seek to prevent the practice of
    ------------------------
  "greenmail", or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

 4) Supermajority Provisions.  These corporate charter amendments generally
    -------------------------
  require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

 5) Defensive Strategies.  These proposals will be analyzed on a case by case
    ---------------------
  basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

 6) Business Combinations or Restructuring.  These proposals will be analyzed on
    ---------------------------------------
  a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

 7) Executive and Director Compensation.  These proposals will be analyzed on a
    -----------------------------------
  case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.




Policy Established May, 2003


Revised January, 2006

                         T. ROWE PRICE ASSOCIATES, INC
                        T. ROWE PRICE INTERNATIONAL, INC
                   T. ROWE PRICE STABLE ASSET MANAGEMENT, INC
                 T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote.
 As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.


T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.



FIDUCIARY CONSIDERATIONS. . It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
 Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.



CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. . One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.


ADMINISTRATION OF POLICIES AND PROCEDURES


PROXY COMMITTEE. . T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues.
The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

INVESTMENT SERVICES GROUP. . The Investment Services Group ("Investment Services Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.



PROXY ADMINISTRATOR. . The Investment Services Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.


HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price does at times deviate from ISS recommendations on general policy issues or specific proxy proposals.


MEETING NOTIFICATION

T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.


VOTE DETERMINATION

ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.


Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast
against management.   The portfolio managers are also given the option of
reviewing and determining the votes on all proxies without utilizing the vote
guidelines of the Proxy Committee.   In all cases, the portfolio managers may
elect to receive current reports summarizing all proxy votes in his or her
client accounts.   Portfolio managers who vote their proxies inconsistent with
T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.


T. ROWE PRICE VOTING POLICIES

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:


Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.


..Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.


..Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the
company's peer group.   We generally oppose efforts to reprice options in the
event of a decline in value of the underlying stock.


..Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

  . . Corporate environmental practices;
  . . Board diversity;
  . . Employment practices and employment opportunity;
  . . Military, nuclear power and related energy issues;
  . . Tobacco, alcohol, infant formula and safety in advertising practices; . . Economic conversion and diversification;
  . . International labor practices and operating policies;
  . . Genetically-modified foods;
  . . Animal rights; and
  . . Political contributions/activities and charitable contributions.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.


Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast.
 Consequently, if a portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.


Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.


Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a
proxy has been voted.     Shareblocking typically takes place between one and
fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.


Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.


VOTE EXECUTION AND MONITORING OF VOTING PROCESS

Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.


On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.


Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.


MONITORING AND RESOLVING CONFLICTS OF INTEREST

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.


Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent
with policy will not be permitted.    In addition, T. Rowe Price has voting
authority for proxies of the holdings of certain T. Rowe Price funds that invest
in other T. Rowe Price funds.   In cases where the underlying fund of a T. Rowe
Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.


REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue.
 Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.


T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.





                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC
                       PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.


DUTIES WITH RESPECT TO PROXIES:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

DELEGATION:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.


Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.


REVIEW AND OVERSIGHT:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.


Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.


CONFLICTS OF INTEREST:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.


Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.


OBTAINING PROXY VOTING INFORMATION:

To obtain information on how Turner voted proxies, please contact:

    Andrew Mark, Director of Operations
     and Technology Administration
    C/o Turner Investment Partners, Inc.
    1205 Westlakes Drive, Suite 100
    Berwyn, PA 19312

RECORDKEEPING:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

 Adopted: This 1st day of July, 2003

                          UBS GLOBAL ASSET MANAGEMENT
                     GLOBAL CORPORATE GOVERNANCE PHILOSOPHY
                     AND PROXY VOTING GUIDELINES AND POLICY



                                 POLICY SUMMARY

Underlying our voting and corporate governance policies we have three fundamental objectives:


 1) We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.


 2) In order to do this effectively, we aim to utilize the full weight of our clients' shareholding inmaking our views felt.

 3) As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governanace practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and theregby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries with UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

                         RISKS ADDRESSED BY THIS POLICY

The policy is designed to address the following risks:

  . Failure to provided required disclosures for investment advisers and registered investment companies

  . Failure to vote proxies in best interest of clients and funds

  . Failure to identify and address conflicts of interest

  . Failure to provide adequate oversight of third party service providers

TABLE OF CONTENTS

Global Voting and Corporate Governance Policy


 A) General Corporate Governance Benchmarks 2

 B) Proxy Voting Guidelines oe Macro Rationales 4

 C) Proxy Voting Disclosure Guidelines 8

 D) Proxy Voting Conflict Guidelines 9

 E) Special Disclosure Guidelines for Registered Investment Companies 9

 F) Documentation 11

 G) Compliance Dates 11

 H) Other Policies 12

 I)  Disclosures 12

GLOBALPROXY VOTING AND CORPORATE GOVERNANCE POLICY

PHILOSOPHY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value.Thus, we expect board members of companies we have invested in (the -company" or -companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.


 A) General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, -UBS Global AM") will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment.While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.


PRINCIPLE 1:  INDEPENDENCE OF BOARD FROM COMPANY

MANAGEMENT GUIDELINES:
  . Board exercises judgment independently of management.
  . Separate Chairman and Chief Executive.
  . Board has access to senior management members.
  . Board is comprised of a significant number of independent outsiders.
  . Outside directors meet independently.
  . CEO performance standards are in place.
  . CEO performance is reviewed annually by the full board.
  . CEO succession plan is in place.
  . Board involvement in ratifying major strategic initiatives.
  . Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2:  QUALITY OF BOARD

MEMBERSHIP GUIDELINES:
  . Board determines necessary board member skills, knowledge and experience. . Board conducts the screening and selection process for new directors.
  . Shareholders should have the ability to nominate directors.

  . Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
  . Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
  . Board meets regularly (at least four times annually).




PRINCIPLE 3:  APPROPRIATE MANAGEMENT OF CHANGE IN

CONTROL GUIDELINES:
  . Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
  . Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
  . Employment contracts should not entrench management.
  . Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4:  REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER

INTERESTS GUIDELINES:
  . Executive remuneration should be commensurate with responsibilities and performance.
  . Incentive schemes should align management with shareholder objectives.
  . Employment policies should encourage significant shareholding by management and board members.
  . Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.
  . Long-term incentives should be linked to transparent long-term performance criteria.
  . Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE

INDEPENDENT GUIDELINES:
  . Auditors are approved by shareholders at the annual meeting.
  . Audit, consulting and other fees to the auditor are explicitly disclosed. . The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
  . Periodic (every 5 years) tender of the audit firm or audit partner.

 B) Proxy Voting Guidelines - Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue.The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

 1) General Guidelines


  .a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.


  .b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

  .c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

  .d. In general, we oppose proposals, which in our view, act to entrench management.

  .e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

  .f. We will vote in favor of shareholder resolutions for confidential voting.

 2) Board of Directors and Auditors

  .a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.


  .b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

  .c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

  .d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

  .e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

 3) Compensation

  .a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.


  .b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

  .c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

  .d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

  .e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposessuch that management is rewarded for poor performance or further entrenches its position.

  .f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably.We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

 4) Governance Provisions

  .a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.


  .b. We believe that -poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

  .c. Any substantial new share issuance should require prior shareholder approval.

  .d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

  .e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

  .f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

  .g. We will support proposals that enable shareholders to directly nominate directors.

 5) Capital Structure and Corporate Restructuring

  .a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.


  .b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action.We support shareholder proposals to eliminate dual class schemes.

 6) Mergers, Tender Offers and Proxy Contests

  .a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.


 7) Social, Environmental, Political and Cultural

  .a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.


  .b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution.While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal.We prefer to address these issues through engagement.

  .c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

 8) Administrative and Operations

  .a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue.Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.


  .b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement.However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

 9) Miscellaneous

  .a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.


  .b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

  .c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

  .d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.

 C) Proxy Voting Disclosure Guidelines
  . UBS Global AM will disclose to clients, as required by the Investment
    Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.
  . UBS Global AM will disclose to clients, as required by the Investment
    Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.
  . Upon request or as required by law or regulation, UBS Global AMwill disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.
  . Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline.If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
  . Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy.We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committeeand regional Legal and Compliance representative.
  . Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.
  . Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
  . In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
  . We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
  . The Chairman of the Global Corporate Governance Committee and the applicable
    Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.


 D) Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
  . Under no circumstances will general business, sales or marketing issues influence our proxy votes.
  . UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (-Affiliates") have policies in place prohibiting the sharing of certain sensitive information.These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate.Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately.[Note:Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

 E) Special Disclosure Guidelines for Registered Investment Company Clients

 1) Registration Statement (Open-End and Closed-End Funds)Management is responsible for ensuring the following:

  . That these procedures, which are the procedures used by the investment adviser on the Funds' behalf, are described in the Statement of Additional Information (SAI).Theprocedures may be described in the SAI or attached as an exhibit to the registration statement.
  . That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
  . That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available
    (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and
    (ii) on the Commission's website.If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

 2) Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
  . That each Fund's shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund's website, if applicable; and (iii) on the Commission's website.If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
  . That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and

   .(ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.


 3) Form N-CSR (Closed-End Fund Annual Reports Only)Management is responsible for ensuring the following:
  . That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing.However, the SEC's preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
  . That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

 4) Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
  . That each Fund files its complete proxy voting record on Form N-PX for the
    12 month period ended June 30 by no later than August 31 of each year.
  . Fund management is responsible for reporting to the Funds' Chief Compliance
    Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds' Form N-PX.

 5) Oversight of Disclosure The Funds' Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with.The Funds' Chief Compliance Officer shall recommend to each Fund's Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds' compliance with relevant federal securities laws.

                              RESPONSIBLE PARTIES

The following parties will be responsible for implementing and enforcing this policy:

THE CHIEF COMPLIANCE OFFICER AND HIS/HER DESIGNEES

                                 DOCUMENTATION

Monitoring and testing of this policy will be documented in the following ways:

  . ANNUAL REVIEW BY THE FUNDS' AND UBS GLOBAL AM'S CHIEF COMPLIANCE OFFICER OF
    THE EFFECTIVENESS OF THESE PROCEDURES

  . ANNUAL REPORT OF FUNDS' CHIEF COMPLIANCE OFFICER REGARDING THE EFFECTIVENESS
    OF THESE PROCEDURES

  . PERIODIC REVIEW OF ANY PROXY SERVICE VENDOR BY THE CHIEF COMPLIANCE OFFICER

  . PERIODIC REVIEW OF PROXY VOTES BY THE VOTING COMMITTEE


                                COMPLIANCE DATES

The following compliance dates should be added to the Complaince Calendar:

  . FILE FORM N-PX BY AUGUST 31 FOR EACH REGISTERED INVESTMENT COMPANY CLIENT

  . ANNUAL REVIEW BY THE FUNDS' AND UBS GLOBAL AM'S CHIEF COMPLIANCE OFFICER OF
    THE EFFECTIVENESS OF THESE PROCEDURES

  . ANNUAL REPORT OF FUNDS' CHIEF COMPLIANCE OFFICER REGARDING THE EFFECTIVENESS
    OF THESE PROCEDURES

  . FORM N-CSR, SHAREHOLDER ANNUAL AND SEMI-ANNUAL REPORTS, AND ANNUAL UPDATES
    TO FUND REGISTRATION STATEMENTS AS APPLICABLE

  . PERIODIC REVIEW OF ANY PROXY SERVICE VENDOR BY THE CHIEF COMPLIANCE OFFICER

  . PERIODIC REVIEW OF PROXY VOTES BY THE PROXY VOTING COMMITTEE


                                 OTHER POLICIES

Other policies that this policy may affect include:

  . RECORDKEEPING POLICY

  . AFFILIATED TRANSACTIONS POLICY

  . CODE OF ETHICS

  . SUPERVISION OF SERVICE PROVIDERS POLICY

Other policies that may affect this policy include:

  . RECORDKEEPING POLICY

  . AFFILIATED TRANSACTIONS POLICY

  . CODE OF ETHICS

  . SUPERVISION OF SERVICE PROVIDERS POLICY

17244038

                   VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P.
               DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



POLICY
------

Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client's best interest is upheld and in a manner that does not subrogate the client's best interest to that of the firm's in instances where a material conflict exists.


APPROACH
--------

Vaughan Nelson has created a Proxy Voting Guideline ("Guideline") believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson's Investment Committee and it considers the nature of it's business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Institutional Shareholder Services), internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a "blanket voting approach" cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in your best interest.


Vaughan Nelson in executing their duty to vote proxies, may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson's business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises we will undertake to vote the proxy or proxy issue in your continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson's part, or casting the vote as indicated by the independent third-party research firm, Institutional Shareholder Services ("ISS").


Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds - whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities - whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts - instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities - where the firm does not have a basis on which to offer advice.


In summary, Vaughan Nelson's goal is to vote proxy material in a manner that is believed to assist in maximizing the value of a portfolio.


Vaughan Nelson's procedures in practice involve forwarding a listing of client holdings to ISS each day in order to assist with identifying upcoming proxy votes. Vaughan Nelson arranges for the custodians associated with each client to forward all client proxy forms to ISS. Once a "proxy analysis" is received from ISS the individual issues are matched to the Vaughan Nelson Proxy Voting Guideline. Areas not covered by the Guideline (such as votes on mergers/ acquisitions) are routed to the portfolio manager for vote indications.
 Completed proxy analyses are voted electronically through an interface with ISS who then completes the actual proxy vote on Vaughan Nelson's behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through ISS.





        WELLINGTON MANAGEMENT COMPANY, LLPPROXY POLICIES AND PROCEDURES

                          Dated:  January 18, 2006

INTRODUCTION


Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.


Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.


STATEMENT OF POLICIES


As a matter of policy, Wellington Management:


 1) Takes responsibility for voting client proxies only upon a client's written request.


 2) Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.


 3) Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.


 4) Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.


 5) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.


 6) Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.


 7) Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.


 8) Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.


 9) Reviews regularly the voting record to ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.


RESPONSIBILITY AND OVERSIGHT


Wellington Management has a Global Corporate Governance Committee, establised by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Global Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Corporate Governance Group within the Corporate Operations Department. In addition, the Global Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF PROCEDURES
Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting
--------------------


AUTHORIZATION TO VOTE. . Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.



RECEIPT OF PROXY. . Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank.
 If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.



RECONCILIATION. . To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.



RESEARCH. . In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.



PROXY VOTING. . Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:


.. Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Global Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.
.. Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Global Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
.. Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.


MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES.
.. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Global Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Global Corporate Governance Committee encourages all personnel to contact the Global Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Global Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.


If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Global Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Global Corporate Governance Committee should convene. Any Global Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.


Other Considerations
--------------------

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. . Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.
 Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.



SHARE BLOCKING AND RE-REGISTRATION. . Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.


In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.


LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY MATERIALS, OR EXCESSIVE

COSTS. . Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.


ADDITIONAL INFORMATION


Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.


Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

EXHIBIT A


INTRODUCTION


Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.


These Guidelines are based on Wellington Management's fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients.
 Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guildelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.


Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.


VOTING GUIDELINES



COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS .



.. Election of Directors:                                   Case-by-Case

  Wellington Management Company believes that shareholders' ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poisson pills, or failed to attend at least 75% of scheduled board meetings.

.. Classify Board of Directors:                            Against

  We will also vote in favor of shareholder porposals seeking to declassify boards.

.. Adopt Director Tenure/Retirement Age (SP):              Against


.. Minimum Stock Ownership by Directors (SP):              Case-by-Case


.. Adopt Director & Officer Indemnification:               For


  We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

.. Allow Special Interest Representation to Board (SP):    Against


.. Require Board Independence (SP):                        For


  Wellington Management Company, LLP believes that, in the absence of a compelling counter-argument, at least 65% of a board should be comprised of independent directors. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

.. Require Key Board Committees to be Independent (SP):    For

  Key board committees are the Nominating, Audit, and Compensation Committees.


.. Require a Separation of Chair and CEO or Require a Lead Director (SP):
  Case-by-Case


.. Approve Directors' Fees:                                For


.. Approve Bonuses for Retiring Directors:                 Case-by-Case


.. Elect Supervisory Board/Corporate Assembly:             For

.. Elect /Establish Board Committee:                       For


.. Adopt Shareholder Access/Majoirty Vote on Election of Directors (SP):
  Case-by-Case



MANAGEMENT COMPENSATION .



.. Adopt/Amend Stock Option Plans:                         Case-by-Case


.. Adopt/Amend Employee Stock Purchase Plans:              For


.. Approve/Amend Bonus Plans:                              Case-by-Case


.. Approve Remuneration Policy:                            Case-by-Case


.. Exchange Underwater Options:                            Case-by-Case

  Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

.. Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

  We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders' best economic interest.

.. Shareholder Approval of Future Severance Agreements Covering Senior Executives
  (SP):                                                   For


.. Expense Future Stock Options (SP):                      For


.. Shareholder Approval of All Stock Option Plans (SP):    For


.. Require Senior Executives to Own and Hold Company Stock, not Including
  Options:                                                 Case-by-Case


.. Disclose All Executive Compensation (SP):               For



REPORTING OF RESULTS .



.. Approve Financial Statements:                           For


.. Set Dividends and Allocate Profits:                     For


.. Limit Non-Audit Services Provided by Auditors (SP):      Case-by-Case

  We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

.. Ratify Selection of Auditors and Set Their Fees:        Case-by-Case

  Wellington Management will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best economic interest.

.. Elect Statutory Auditors:                               Case-by-Case


.. Shareholder Approval of Auditors (SP):                  For



   SHAREHOLDER VOTING RIGHTS. .


.. Adopt Cumulative Voting (SP):                           Against


.. Vote on or Redeem Poison Pill (SP):                     For


.. Authorize Blank Check Preferred Stock:                  Against


.. Eliminate Right to Call a Special Meeting:              Against


.. Increase Supermajority Vote Requirement:                Against


.. Adopt Anti-Greenmail Provision:                         For


.. Adopt Confidential Voting (SP):                         Case-by-Case

  We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

.. Approve Unequal Voting Rights:                          Against


.. Remove Right to Act by Written Consent:                 Against

.. Approve Binding Shareholder Proposals:                  Case-by-Case



CAPITAL STRUCTURE .



.. Increase Authorized Common Stock:                       Case-by-Case


.. Approve Merger or Acquisition:                          Case-by-Case


.. Approve Technical Amendments to Charter:                Case-by-Case


.. Opt Out of State Takeover Statutes:                     For


.. Authorize Share Repurchase:                             For


.. Authorize Trade in Company Stock:                       For


.. Approve Stock Splits:                                   Case-by-Case

  We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

.. Approve Recapitalization/Restructuring:                 Case-by-Case


.. Issue Stock with or without Preemptive Rights:          For


.. Issue Debt Instruments:                                 Case-by-Case



SOCIAL ISSUES .



.. Endorse the Ceres Principles (SP):                      Case-by-Case


.. Disclose Political and PAC Gifts (SP):                  Case-by-Case

  Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.


.. Require Adoption of International Labor Organization's Fair Labor Principles
  (SP):                                                   Case-by-Case


.. Report on Sustainability (SP):                          Case-by-Case



MISCELLANEOUS .



.. Approve Other Business:                                 Against


.. Approve Reincorporation:                                Case-by-Case


.. Approve Third-Party Transactions:                       Case-by-Case




APPENDIX C


PORTFOLIO MANAGER DISCLOSURES
Information relating to the portfolio managers for each of the funds follows.

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Partners Large Cap Value Fund
                                  Name of Fund
              John Phillips, Marilyn Fedak, John Mahedy, Chris Marx
                           Name of Portfolio Managers
          (Please use one form per Portfolio Manager per Fund/Account)

                        Alliance Capital Management L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            23                   18,575,325,411
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            34                    1,225,819,701
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           243                   10,327,346,898
                                                                 -----------------------    ------------------------

or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            1                     6,002,129,909
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            --                           --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                      807,204,612
                                                                 -----------------------    ------------------------

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

Please see the attached Conflict of Interest Disclosure.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Please see the attached Portfolio Manager Compensation Disclosure.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 -
$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

None.





 /s/Jennifer Bergenfeld                               January 6, 2006
----------------------------------------              ---------------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                               Jennifer Bergenfeld
                        (Printed Name of person signing)


                           Vice President and Counsel
                            (Title of person signing)

Investment Professional Conflict of Interest Disclosure
         As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties. Employee Personal Trading. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
         Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.

         To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
         Alliance's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.

     (iii)Discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"): Alliance's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.1

     (iv) Contributions  under  Alliance's  Profit   Sharing/401(k)   Plan:  The
          contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.


--------
1 Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Partners Small Cap Growth Fund
                                  Name of Fund
      Bruce Aronow, Michael W. Doherty, N. Kumar Kirpalani, Samantha S. Lau
                           Name of Portfolio Managers
          (Please use one form per Portfolio Manager per Fund/Account)

                        Alliance Capital Management L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            11                    2,040,193,767
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            33                     233,560,002
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            34                    1,667,921,506
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            --                           --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            --                           --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                      192,701,981
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Please see the attached Conflict of Interest Disclosure.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Please see the attached Portfolio Manager Compensation Disclosure.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None.





 /s/Jennifer Bergenfeld                               January 6, 2006
----------------------------------------              ---------------
(Signature of person authorized to sign                    (Date)
   on behalf of the Sub-Advisor)


                               Jennifer Bergenfeld
                        (Printed Name of person signing)


                           Vice President and Counsel
                            (Title of person signing)

Investment Professional Conflict of Interest Disclosure
         As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties. Employee Personal Trading. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
         Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.

         To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
         Alliance's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.

     (iii)Discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"): Alliance's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.1

     (iv) Contributions  under  Alliance's  Profit   Sharing/401(k)   Plan:  The
          contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.



--------
1 Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                              Name of Fund/Account
                                 Brendan Healy
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            10                   $6,679,986,952
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............                                       N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                     $212,029,148
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                     December 28, 2005
------------------------------------------           --------------------
(Signature of person authorized to sign                     (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Prescott LeGard
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                    $4,832,950,442
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                     $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. LeGard did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                      December 28, 2005
------------------------------------------           ---------------------
(Signature of person authorized to sign                      (Date)
      on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Prescott LeGard
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                    $4,832,950,442
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                     $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. LeGard did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                     December 28, 2005
-------------------------------------------         ---------------------
(Signature of person authorized to sign                     (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                              Name of Fund/Account
                                  Mark Mallon
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            10                   $6,679,986,952
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............                                       N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                     $212,029,148
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                        December 28, 2005
-------------------------------------------            ---------------------
(Signature of person authorized to sign                        (Date)
      on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                              Name of Fund/Account
                                 Charles Ritter
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            10                   $6,679,986,952
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............                                       N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                     $212,029,148
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                         December 28, 2005
----------------------------------------------           -------------------
(Signature of person authorized to sign                          (Date)
    on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Gregory Woodhams
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $8,445,869,427
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................                                  $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. Woodhams did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                        December 28, 2005
------------------------------------------             ---------------------
(Signature of person authorized to sign                        (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Gregory Woodhams
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $8,445,869,427
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................                                  $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. Woodhams did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                         December 28, 2005
------------------------------------------               -------------------
(Signature of person authorized to sign                          (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     Principal Partners Small Cap Value Fund
                              Name of Fund/Account
                                 Coleman Brandt
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Ark Asset Management Co., Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      $80,493,388
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            85                   $2,134,088,674
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the relative performance achieved versus the portfolio manager's group's benchmark, the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     Mr. Brandt does not own any Securities in the Fund. The Fund is offered to retirement plans and is not an option available to Mr. Brandt in the 401(k) plan offered by his employer.




/s/Grace A. Zona                                         12/20/05
___________________________________________           ________________________
(Signature of person authorized to sign                        (Date)
    on behalf of the Sub-Advisor)

                            Grace A. Zona
                           __________________________________
                           (Printed Name of person signing)

                               Compliance Officer
                               _________________________
                               (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     Principal Partners Small Cap Value Fund
                              Name of Fund/Account
                                William Charcalis
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Ark Asset Management Co., Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      $80,493,388
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            85                   $2,134,088,674
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the relative performance achieved versus the portfolio manager's group's benchmark, the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     Mr. Charcalis does not own any Securities in the Fund. The Fund is offered to retirement plans and is not an option available to Mr. Charcalis in the 401(k) plan offered by his employer.





/s/Grace A. Zona                                         12/20/05
___________________________________________           ________________________
(Signature of person authorized to sign                        (Date)
    on behalf of the Sub-Advisor)

                            Grace A. Zona
                           __________________________________
                           (Printed Name of person signing)

                               Compliance Officer
                               _________________________
                               (Title of person signing)


               FISCAL YEAR-END PIF PORTFOLIO MANAGER QUESTIONNAIRE


                               MID CAP VALUE FUND
                                  Name of Fund
                                 JAMES P. BARROW
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Our equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual security holdings and their weightings in our portfolios are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the portfolio rests with the portfolio manager. While all of our equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of our team. This serves as an internal mentoring process, in addition to assuring we have adequate coverage across all sectors and market capitalization ranges.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            11                      27,892.3
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            23                       2,541.4
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            3                       27,059.6
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          0.0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many of our employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None.



/s/Patricia B. Andrews
---------------------------------------------------------------------------
 (Signature of person authorized to sign on behalf of the Sub-Advisor)
-

Patricia B. Andrews
(Printed Name of person signing)

Chief Compliance Officer
---------------------------------------------------------------------------
(Title of person signing)

December 14, 2005
(Date)

               FISCAL YEAR-END PIF PORTFOLIO MANAGER QUESTIONNAIRE


                               MID CAP VALUE FUND
                                  Name of Fund
                                 MARK GIAMBRONE
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Our equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual security holdings and their weightings in our portfolios are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the portfolio rests with the portfolio manager. While all of our equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of our team. This serves as an internal mentoring process, in addition to assuring we have adequate coverage across all sectors and market capitalization ranges.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            6                        3,249.9
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            9                         748.4
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            1                        3,018.3
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          0.0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many of our employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None.



/s/Patricia B. Andrews
----------------------------------------------------------------------------
(Signature of person authorized to sign on behalf of the Sub-Advisor)

Patricia B. Andrews
(Printed Name of person signing)

Chief Compliance Officer
----------------------------------------------------------------------------
(Title of person signing)

December 14, 2005
(Date)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                          Partners LargeCap Value Fund
                                  Name of Fund

                                  James Boffa
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                              BNY Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            --                          --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            --                      18,837 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            --                      14,116 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             --                         --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             --                         --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             --                         --
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     As of December 31, 2005, a Bank of New York portfolio manager's compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Bank employees. In the case of portfolio managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Bank's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the Fund relative to expectations for how the Fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the Fund's portfolio. For each Fund, the performance factor depends on how the portfolio manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.




/s/James Barrett                                          February 27, 2006
----------------------------------------                  -----------------
(Signature of person authorized to sign                         (Date)
     on behalf of the Sub-Advisor)


                                 James Barrett
                        (Printed Name of person signing)


                               Managing Director
                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



                        Partners LargeCap Growth Fund II
                          Partners LargeCap Value Fund
                                  Name of Fund
                                   Kurt Zyla
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                              BNY Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                      0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            9                     $6,644 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            43                    $11,068 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          $0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     As of December 31, 2005, a Bank of New York portfolio manager's compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Bank employees. In the case of portfolio managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Bank's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the Fund relative to expectations for how the Fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the Fund's portfolio. For each Fund, the performance factor depends on how the portfolio manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.






/s/James Barrett                                          February 27, 2006
----------------------------------------                  -----------------
(Signature of person authorized to sign                         (Date)
     on behalf of the Sub-Advisor)


                                 James Barrett
                        (Printed Name of person signing)


                               Managing Director
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Growth Fund
                              Name of Fund/Account
                                 Clifford G. Fox
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                           Columbus Circles Investors
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            2                    $278.7 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            4                     172.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            70                   1,398.2 million
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm's net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

     CCI's Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager's partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Frank A. Cuttita                                    12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
on behalf of the Sub-Advisor)

                                    Frank A. Cuttita
                           (Printed Name of person signing)

                               Chief Administrative Officer
                               (Title of person signing)


                             MANAGEMENT OF THE FUNDS

      Dimensional Fund Advisors Inc. ("Dimensional") serves as a sub-advisor to the Partners SmallCap Value Fund II Series (the "Portfolio"). As such, Dimensional is responsible for the Portfolio's assets. The Portfolio is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

      The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

      In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for the day-to-day management of the Portfolio.

      Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

      Principal Investors Fund, Inc.'s (the "Fund") Statement of Additional Information provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Portfolio shares.


Draft SAI Disclosure
Ranges to use to fill in 3rd column of Investments in Each Fund table:
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

                               PORTFOLIO MANAGERS


Investments in the Fund

         Information relating to each portfolio manager's ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI as of October 31, 2005 is set forth in the chart below.

                                                                                      Dollar Range of Fund
Name of Portfolio Manager                 Portfolio                                   Shares Owned
Robert T. Deere                           Partners SmallCap Value Fund II Series      None

Description of Compensation Structure

    Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of Dimensional. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of Dimensional and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. The Compensation Committee of Dimensional reviews the compensation of each portfolio manager annually and may make modifications as it deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:
o Base salary. Each portfolio manager is paid a base salary. Dimensional considers the portfolio manager's experience and responsibilities to determine each portfolio manager's base salary.
o Semi-Annual Bonus. Each portfolio manager receives points in a bonus pool that is shared with other employees of Dimensional. The number of bonus points awarded to each portfolio manager is based upon the factors described above. Dimensional calculates the value of the bonus points based on the profitability of Dimensional. The bonus is paid two times per year.
o Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of Dimensional.

    Portfolio managers may be awarded the right to purchase restricted shares of Dimensional's stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.


Other Managed Accounts

         In addition to the Portfolio, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by Dimensional, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and
(iii) other accounts managed for organizations and individuals. The following table sets forth information regarding accounts other than the Portfolio for which each portfolio manager has the day-to-day management responsibilities.

[PLEASE OBTAIN UPDATED INFORMATION FROM JEANNE/STEVE AND THE PERFORMANCE BASED FEE INFORMATION FROM ACCOUNTING.]

------------------------ --------------------------------------- --------------------------------------------

Name of Portfolio        Number of Accounts Managed and Total    Number of Accounts Managed and Total
Manager                  Assets by Category As of October 31,    Assets by Category as of October 31, 2005
                         2005                                    for which Advisory Fee is Performance-Based
------------------------ --------------------------------------- --------------------------------------------
------------------------ --------------------------------------- --------------------------------------------
                         o        20 U.S. registered mutual      o        None with respect to registered
Robert T. Deere                  funds with $34,326 million in           mutual funds.
                                 total assets under management.
                         o        12 unregistered pooled         o        1 unregistered pooled investment
                                 investment vehicles with                vehicle with $270 million in total
                                 $9,859 million in total                 assets under management.
                                 assets under management.
                         o        36 other accounts with         o        None with respect to other
                                 $2,743 million in total                 accounts.
                                 assets under management.
------------------------ --------------------------------------- --------------------------------------------


         Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to the Portfolio and also simultaneously other account. Other accounts include registered mutual funds and other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("other accounts"). Other accounts may have similar investment objectives to the Portfolio, or purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:
o Time Management. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or other accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.
o Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same security may vary and the length of time that any fund or other account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple accounts.
o Broker Selection. With respect to securities transactions for the Portfolio, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.
o Performance-Based Fees. For some accounts, Dimensional may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to other accounts where Dimensional is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Dimensional might share in investment gains.
o Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the account of that client over other accounts that the portfolio manager manages.
o Investment in the Fund. A portfolio manager or his/her relatives may invest in a fund that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the fund that his/her relatives invest in preferentially as compared to other accounts for which they have portfolio management responsibilities.

    Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



        PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP GROWTH FUND II (PIF)

                                  Name of Fund

                                JOSEPH W. GARNER

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             EMERALD ADVISERS, INC.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $458 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            85                      $1769 mm

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

     The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term.

     The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews, and with a sign-off from the Compensation Committee.

     The final portion of the new plan is a Long-Term Incentive Plan. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.




/s/Jooseph W. Garner                                         2/21/06
----------------------------------------                     -------
(Signature of person authorized to sign                       (Date)
on behalf of the Sub-Advisor)


                                Joseph W. Garner
                                ----------------

                        (Printed Name of person signing)



                               Portfolio Manager
                               -----------------
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



        PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP GROWTH FUND II (PIF)

                                  Name of Fund

                            KENNETH G. MERTZ II, CFA

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             EMERALD ADVISERS, INC.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $458 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            85                      $1769 mm

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

     The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term.

     The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews, and with a sign-off from the Compensation Committee.

     The final portion of the new plan is a Long-Term Incentive Plan. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.





/s/Kenneth g. Mertz II                                         12/30/05
------------------------------------------                     --------
(Signature of person authorized to sign                         (Date)
on behalf of the Sub-Advisor)


                            Kenneth G. Mertz II, CFA
                            ------------------------

                           (Printed Name of person signing)



                                   President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



        PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP GROWTH FUND II (PIF)

                                  Name of Fund

                                 STACEY L. SEARS

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             EMERALD ADVISERS, INC.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $458 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            85                      $1769 mm


         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

     The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term.

     The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews, and with a sign-off from the Compensation Committee.

     The final portion of the new plan is a Long-Term Incentive Plan. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.





/s/Stacey L. Sears                                          12/30/05
--------------------------------------------                --------
(Signature of person authorized to sign                      (Date)
on behalf of the Sub-Advisor)


                                Stacey L. Sears
                                ----------------
                        (Printed Name of person signing)



                    Senior Vice President/Portfolio Manager
                  -------------------------------------------
                               (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Partners MidCap Growth Fund II
                                  Name of Fund

                                    Bahaa Fam
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                     Fidelity Management & Research Company
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS            ASSETS (IN $ MILLIONS)

        >>       registered investment companies*: ............            4                        $980
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            4                         561
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            5                         447
                                                                 -----------------------    ------------------------

         *includes Partners MidCap Growth Fund II ($449.8 million in assets)

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS            ASSETS (IN $ MILLIONS)

        >>       registered investment companies: .............            2                         $275
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                            0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                            0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Bahaa Fam is the portfolio manager of Partners MidCap Growth II Fund of Principal Investors Fund, Inc. and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the equity assets of the fund measured against the Russell MidCap Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The dollar range of shares of Partners MidCap Growth Fund II beneficially owned by Mr. Fam as of October 31, 2005 was $0.






 /s/Maureen White                                          1/18/06
-----------------------------------------------         -----------
(Signature of person authorized to sign                    (Date)
      on behalf of the Sub-Advisor)


                                 Maureen White
                        (Printed Name of person signing)

                                Product Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners International Fund
                                  Name of Fund
                                 Cesar Hernandez
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                     Fidelity Management & Research Company
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS            ASSETS (IN $ MILLIONS)

        >>       registered investment companies: .............            1                         $570*
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                        $2,839
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            45                       $13,619
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        *includes  Partners  International Fund ($570.3 million
        in assets)
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............           n/a
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Cesar Hernandez is the portfolio manager of Partners International Fund and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's master accounts relative to a benchmark index assigned to each master account and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's master accounts is weighted according to his tenure on those master accounts and the average asset size of those master accounts over his tenure. Each component is calculated separately over the portfolio manager's tenure on those master accounts over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the master account for the international investment discipline in which Partners International Fund is invested is based on the master account's pre-tax investment performance measured against the MSCI EAFE Index (net Luxembourg tax rate adjusted). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.
The dollar range of shares of Partners International Fund beneficially owned by Mr. Hernandez as of October 31, 2005 was $0.




 /s/Maureen White                                          1/18/06
-----------------------------------------------         -----------
(Signature of person authorized to sign                    (Date)
      on behalf of the Sub-Advisor)


                                 Maureen White
                        (Printed Name of person signing)

                                Product Manager
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 DOLORES BAMFORD
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                              Jan 9, 2005
-----------------------------------------------            ------------------
(Signature of person authorized to sign                         (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 DAVID L. BERDON
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                       Jan 9, 2005
--------------------------------------------           -----------
(Signature of person authorized to sign                   (Date)
on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                  ANDREW BRAUN
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            17                      9.7 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           276                      5.5 bil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                       108 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                         Jan 9, 2005
---------------------------------------------            -----------
(Signature of person authorized to sign                     (Date)
      on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PARTNERS LARGE CAP BLEND FUND I
                                  Name of Fund
                                  MELISSA BROWN
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............          11691                      44 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           7149                      10 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................          15674                     201 mil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                        0 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           105                       1 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           5514                      20 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         Conflicts of Interest. The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

         The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest
         - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

        The Investment Adviser provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

         Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

         The portfolio management team's performance measures are aligned with GSAM's goals to: (1) Exceed benchmark over one-year and three-year periods; (2) Manage portfolios within a defined range around a targeted tracking error; (3) Perform consistently with objectives and client commitments; (4) Achieve top tier rankings and ratings; and (5) Manage all similarly mandated accounts in a consistent manner.

          Performance-related remuneration for portfolio managers is significantly influenced by the following criteria:(1) Overall portfolio performance and consistency of performance over time; (2) Consistency of performance across accounts with similar profiles; (3) Compliance with risk budgets; and (4) Communication with other portfolio managers within the research process.

          In addition, detailed portfolio attribution is critical to the measurement process. The benchmarks for these Funds is S&P 500TM Index.

         In addition to base salary and bonus compensation, Goldman Sachs has a number of additional benefits/deferred compensation programs for all professionals in place including:

o A 401-k program that enables employees to direct a percentage of their pretax salary and/or bonus income into a tax-qualified retirement plan
o A profit sharing program to which Goldman Sachs makes a pretax contribution o Investment opportunity programs in which selected professionals are eligible to participate


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

         None





/s/Diana H Newman                                    January 5, 2006
-------------------------------------------          ---------------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                 Diana H Newman
                        (Printed Name of person signing)


                      Vice President, Quantitative Equity
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                  SCOTT CAROLL
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                       Jan 9, 2005
-------------------------------------------            -----------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 SEAN GALLAGHER
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            17                      9.7 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           276                      5.5 bil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                       108 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

         The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmarks for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

         Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                         Jan 9, 2005
---------------------------------------------            -----------
(Signature of person authorized to sign                    (Date)
    on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PARTNERS LARGE CAP BLEND FUND
                                  Name of Fund
                                 ROBERT C. JONES
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............          13399                      52 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............          10450                      18 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................          61701                     559 mil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                        0 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           105                       1 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           8361                      39 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         Conflicts of Interest. The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

         The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest
         - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

        The Investment Adviser provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

         Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

         The portfolio management team's performance measures are aligned with GSAM's goals to: (1) Exceed benchmark over one-year and three-year periods; (2) Manage portfolios within a defined range around a targeted tracking error; (3) Perform consistently with objectives and client commitments; (4) Achieve top tier rankings and ratings; and (5) Manage all similarly mandated accounts in a consistent manner.

          Performance-related remuneration for portfolio managers is significantly influenced by the following criteria:(1) Overall portfolio performance and consistency of performance over time; (2) Consistency of performance across accounts with similar profiles; (3) Compliance with risk budgets; and (4) Communication with other portfolio managers within the research process.

          In addition, detailed portfolio attribution is critical to the measurement process.

         The benchmarks for these Funds is S&P 500TM Index.

         In addition to base salary and bonus compensation, Goldman Sachs has a number of additional benefits/deferred compensation programs for all professionals in place including:

o A 401-k program that enables employees to direct a percentage of their pretax salary and/or bonus income into a tax-qualified retirement plan
o A profit sharing program to which Goldman Sachs makes a pretax contribution o Investment opportunity programs in which selected professionals are eligible to participate


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

         None





/s/ Diana H Newman                                    January 5, 2006
--------------------------------------------          ------------------
(Signature of person authorized to sign                     (Date)
     on behalf of the Sub-Advisor)


                                 Diana H Newman
                        (Printed Name of person signing)


                      Vice President, Quantitative Equity
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                   LISA PARISI
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                       Jan 9, 2005
---------------------------------------------          -----------
(Signature of person authorized to sign                  (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                  EDWARD PERKIN
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                        Jan 9, 2005
---------------------------------------------           -----------
(Signature of person authorized to sign                    (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                SALLY POPE DAVIS
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            17                      9.7 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           276                      5.5 bil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                       108 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                        Jan 9, 2005
--------------------------------------------            -----------
(Signature of person authorized to sign                    (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 EILEEN ROMINGER
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                      Jan 9, 2005
--------------------------------------------          -----------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                         PRINCIPAL INVESTORS FUND, INC.
                       Information as of October 31, 2005

--------------------------------------------------------------------------------
                      Partners Global Equity Fund ("Fund")
               J.P. Morgan Investment Management Inc. ("Adviser")
--------------------------------------------------------------------------------

----------------------------- ---------------------------------------------------------------
(a)(1) Identify portfolio     (a)(2) For each person identified in column (a)(1), provide
manager(s) of the Adviser     number of other accounts managed by the person within each
to be named in the Fund       category below and the total assets in the accounts managed
prospectus                    within each category below
----------------------------- ---------------------------------------------------------------
----------------------------- ------------------- --------------------- ---------------------
                              Registered          Other Pooled          Other Accounts
                              Investment          Investment
                              Companies           Vehicles
----------------------------- ------------------- --------------------- ---------------------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
                              Number     Total    Number     Total      Number     Total
                              of         Assets   of         Assets     of         Assets
                              Accounts            Accounts              Accounts
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
Matthew Beesley               0          0        1          $326 mil.  6          $970 mil.
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
Howard Williams               0          0        2          $159 mil.  1          $1,540
                                                                                   mil.
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
                              0          0        5          $1,485     4          $324 mil.
Edward Walker                                                mil.
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------


----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------


----------------------------- ---------- -------- ---------- ---------- ---------- ----------


----------------------------- --------------------------------------------------------------------
(a)(1) Identify portfolio     (a)(3) For each of the categories in column (a)(2), provide number
manager(s) of the Adviser     of accounts and the total assets in the accounts with respect to
to be named in the Fund       which the advisory fee is based on the performance of the account prospectus
----------------------------- --------------------------------------------------------------------
----------------------------- ----------------------- ------------------------ -------------------
                              Registered Investment   Other Pooled             Other Accounts
                              Companies               Investment Vehicles

----------------------------- ----------------------- ------------------------ -------------------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
                              Number of  Total Assets Number of   Total Assets Number of Total
                              Accounts                Accounts                 Accounts  Assets

----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
Matthew Beesley               0          0            0           0            0         0
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
Howard Williams               0          0            0           0            0         0

----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
                              0          0            0           0            0         0
Edward Walker
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------


----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------


----------------------------- ---------- ------------ ----------- ------------ --------- ---------

(a)(4) Description of any Potential Material Conflicts of Interest that may arise in connection with the portfolio manager's management of the Fund and other accounts.

The chart above shows the number, type and market value as of 10/31/05 of the accounts other than the Fund that are managed by the Fund's portfolio manager. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

(b) Portfolio Manager Compensation

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


(c) Ownership of Securities

------------------------ --------------
Portfolio Manager        None

------------------------ --------------
------------------------ --------------
Matthew Beesley          x
------------------------ --------------
------------------------ --------------
Howard Williams          x
------------------------ --------------
------------------------ --------------
Edward Walker            x
------------------------ --------------
------------------------ --------------

------------------------ --------------
------------------------ --------------

------------------------ --------------



                         PRINCIPAL INVESTORS FUND, INC.
                       Information as of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                    Partners Small Cap Value Fund I ("Fund")
               J.P. Morgan Investment Management Inc. ("Adviser")
------------------------------------------------------------------------------------------------------------------------------------
----------------------------- -------------------------------------------------------------
(a)(1) Identify portfolio      (a)(2) For each person identified in column (a)(1), provide
manager(s) of the Adviser      number of other accounts managed by the person within each
to be named in the Fund        category below and the total assets in the accounts managed
prospectus                     within each category below

----------------------------- -------------------------------------------------------------
----------------------------- ----------------------- --------------------- ---------------
                              Registered Investment   Other Pooled          Other Accounts
                              Companies               Investment
                                    Vehicles
----------------------------- ----------------------- --------------------- ---------------
----------------------------- ---------- ------------ ---------- ---------- -------- ------
                              Number     Total        Number     Total      Number   Total
                              of         Assets       of         Assets     of       Assets
                              Accounts                Accounts              Accounts
----------------------------- ---------- ------------ ---------- ---------- -------- ------
----------------------------- ---------- ------------ ---------- ---------- -------- ------
                              8          $1.5bn       1          $152       0        0
Chris T. Blum, Managing                                          million
Director
----------------------------- ---------- ------------ ---------- ---------- -------- ------
----------------------------- ---------- ------------ ---------- ---------- -------- ------
                              8          $1.5bn       1          $152       0        0
Dennis Ruhl, Vice President                                      million
----------------------------- ---------- ------------ ---------- ---------- -------- ------


----------------------------- ----------------------------------------------------------------------
                               (a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

----------------------------- ----------------------------------------------------------------------
----------------------------- ------------------------- ------------------------ -------------------
                              Registered Investment     Other Pooled             Other Accounts
                              Companies                 Investment Vehicles

----------------------------- ------------------------- ------------------------ -------------------
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
                              Number of    Total Assets Number of   Total Assets Number of Total
                              Accounts                  Accounts                 Accounts  Assets

----------------------------- ------------ ------------ ----------- ------------ --------- ---------
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
                              0            0            0           0            0         0
Chris T. Blum, Managing
Director
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
                              0            0            0           0            0         0
Dennis Ruhl, Vice President
----------------------------- ------------ ------------ ----------- ------------ --------- ---------





(a)(4) Description of any Potential Material Conflicts of Interest that may arise in connection with the portfolio manager's management of the Fund and other accounts.

The chart above shows the number, type and market value as of 10/31/05 of the accounts other than the Fund that are managed by the Fund's portfolio manager. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

(b) Portfolio Manager Compensation

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

 (c) Ownership of Securities

------------------------ --------------
Portfolio Manager        None

------------------------ --------------
------------------------ --------------
Chris T. Blum            X
------------------------ --------------
------------------------ --------------
Dennis Ruhl              X
------------------------ --------------

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                  David Borger
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/David Borger                                      12/9/2005
-------------------------------------------          ----------
(Signature of person authorized to sign                (Date)
     on behalf of the Sub-Advisor)


                                  David Borger
                        (Printed Name of person signing)


                              Director of Research
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                  David Borger
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/David Borger                                      12/9/2005
---------------------------------------------        -----------
(Signature of person authorized to sign                (Date)
     on behalf of the Sub-Advisor)


                                  David Borger
                        (Printed Name of person signing)


                              Director of Research
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                Christine Kugler
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Christine Kugler                                 12/9/2005
-------------------------------------------         ----------
(Signature of person authorized to sign               (Date)
     on behalf of the Sub-Advisor)


                                Christine Kugler
                        (Printed Name of person signing)


                           Director of Implementation
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                Christine Kugler
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Christine Kugler                                    12/9/2005
---------------------------------------------          ---------
(Signature of person authorized to sign                  (Date)
     on behalf of the Sub-Advisor)


                                Christine Kugler
                        (Printed Name of person signing)


                           Director of Implementation
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                 Stuart Matsuda
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Stuart Matsuda                                       12/9/2005
---------------------------------------------           ----------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                 Stuart Matsuda
                        (Printed Name of person signing)


                               Director of Trading
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                 Stuart Matsuda
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Stuart Matsuda                                      12/9/2005
-------------------------------------------            ----------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                                 Stuart Matsuda
                        (Printed Name of person signing)


                               Director of Trading
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                 Hal W. Reynolds
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Hal W. Reynolds                                      12/9/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                Hal W. Reynolds
                                ---------------
                        (Printed Name of person signing)


                            Chief Investment Officer
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                 Hal W. Reynolds
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Hal Reynolds                                        12/9/2005
--------------------------------------------           ----------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                                  Hal Reynolds
                        (Printed Name of person signing)


                            Chief Investment Officer
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                Thomas D. Stevens
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Thomas D. Stevens                                    12/9/2005
--------------------------------------------            ---------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                               Thomas D. Stevens
                               -----------------
                        (Printed Name of person signing)


                                    Chairman
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                Thomas D. Stevens
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Thomas D. Stevens                                   12/9/2005
-------------------------------------------            ---------
(Signature of person authorized to sign                  (Date)
   on behalf of the Sub-Advisor)


                               Thomas D. Stevens
                               -----------------
                        (Printed Name of person signing)


                                    Chairman
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Stephen C. Brink
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Stephen C. Brink                                     12/12/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                Stephen C. Brink
                                ----------------
                        (Printed Name of person signing)


                   Senior Vice President, Director of Research
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Timothy P. Butler
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Timothy P. Butler                                    12/12/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                               Timothy P. Butler
                               -----------------
                        (Printed Name of person signing)


                            Sector Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Michael D. Clulow
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Michael D. Clulow                                    12/12/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
   on behalf of the Sub-Advisor)


                               Michael D. Clulow
                               -----------------
                        (Printed Name of person signing)


                            Sector Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Gretchen M. Novak
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Gretchen M. Novak                                    12/12/2005
--------------------------------------------            -----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                               Gretchen M. Novak
                               -----------------
                        (Printed Name of person signing)


                           Associate Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                 Ronald A. Sauer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/ Ronald A. Sauer                                    12/12/2005
-------------------------------------------            ----------
(Signature of person authorized to sign                  (Date)
     on behalf of the Sub-Advisor)


                                Ronald A. Sauer
                                ---------------
                        (Printed Name of person signing)


                    President, CIO, Senior Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund - Partners SmallCap Blend Fund
                                  Name of Fund
                               Ronald P. Gala, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             5                    1,006,363,057
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            13                    1,045,584,379
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                      168,386,534
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Ronald P. Gala                                     12/22/2005
------------------------------------------            -----------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                              Ronald P. Gala, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners SmallCap Value Fund I
                                  Name of Fund
                               Ronald P. Gala, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             5                    1,006,363,057
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            13                    1,045,584,379
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                      168,386,534
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Ronald P. Gala                                     12/22/2005
------------------------------------------            -----------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                              Ronald P. Gala, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund - Partners SmallCap Blend Fund
                                  Name of Fund
                              Peter D. Goslin, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      266,079,216
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      165,362,676
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                      112,173,707
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Peter D. Goslin                                      12/22/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                              Peter D. Goslin, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)




                                   Page 1 of 2
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners SmallCap Value Fund I
                                  Name of Fund
                              Peter D. Goslin, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      266,079,216
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      165,362,676
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                      112,173,707
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Peter D. Goslin                                      12/22/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                              Peter D. Goslin, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners MidCap Growth Fund I
                                  Name of Fund
                               Adam T. Logan, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             4                    1,057,922,661
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            10                      169,708,024
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Provided Separately.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Adam T. Logan                                      12/22/2005
-------------------------------------------           ----------
(Signature of person authorized to sign                 (Date)
     on behalf of the Sub-Advisor)


                               Adam T. Logan, CFA
                               ------------------
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners MidCap Growth Fund I
                                  Name of Fund
                              John R. O'Toole, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             4                     930,474,445
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             3                      91,716,561
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            21                     462,529,686
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             4                      45,557,445
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/John R. O'Toole                                   12/15/2005
------------------------------------------           ----------
(Signature of person authorized to sign                (Date)
   on behalf of the Sub-Advisor)


                              John R. O'Toole, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



           Principal Investors Fund, Inc. - Partners MidCap Value Fund

                                  Name of Fund
                                  Basu Mullick
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                        Neuberger Berman Management Inc.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                    $6,786 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      $13 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


         Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None - Sub-advisory Relationship






/s/Philip R. Carroll                                  January 30, 2006
---------------------------------------               ----------------
(Signature of person authorized to sign                  (Date)
on behalf of the Sub-Advisor)


                               Philip R. Carroll
                            ------------------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond & Mortgages Securities Fund

                              William C. Armstrong

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


                                                                        NUMBER OF                   TOTAL
                                                                        ACCOUNTS                   ASSETS
             registered investment companies:                               3                  $1,681,758,899
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              5                  $6,280,355,789
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                15                  $904,534,222
           ----------------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account


                                                                        NUMBER OF                   TOTAL
                                                                        ACCOUNTS                   ASSETS

           registered investment companies: .........................       0                  $0
           other pooled investment vehicles: ..........................     0                  $0
           other accounts: ......................................           2                  $1,062,750,477


A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/William C. Armstrong                                     12/30/05
-----------------------------------------------             --------
(Signature of person authorized to sign                      (Date)
  on behalf of the Sub-Advisor)


                              William C. Armstrong

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund

                                L. Phillip Jacoby

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                    NUMBER OF            TOTAL
                                                                    ACCOUNTS             ASSETS

              registered investment companies:                          9            $8,012,195,212

                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other pooled investment vehicles                         15            $2,562,137,250

                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other accounts:                                          39            $2,601,995,786

                                                                  --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                     NUMBER OF        TOTAL
                                                                     ACCOUNTS         ASSETS

               registered investment companies:                          0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other pooled investment vehicles:                         0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other accounts:                                           0              $0
                                                                   --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/L. Phillip Jacoby                               12/30/05
----------------------------------------           --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                L. Phillip Jacoby

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund

                               Bernard M. Sussman

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                   NUMBER OF            TOTAL
                                                                   ACCOUNTS             ASSETS

             registered investment companies:                          9            $8,012,195,212
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other pooled investment vehicles:                        15            $2,562,137,250
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other accounts:                                          39            $2,601,995,786
                                                                 --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                    NUMBER OF        TOTAL
                                                                    ACCOUNTS         ASSETS

              registered investment companies:                         0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other pooled investment vehicles:                        0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other accounts:                                          0              $0
                                                                  --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Bernard M. Sussman                                 12/30/05
-----------------------------------------             --------
 (Signature of person authorized to sign                (Date)
    on behalf of the Sub-Advisor)

                               Bernard M. Sussman

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond & Mortgages Securities Fund

                               Timothy R. Warrick

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


                                                                           NUMBER OF                  TOTAL
                                                                           ACCOUNTS                  ASSETS
             registered investment companies:                               3                  $1,681,758,899
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              5                  $6,280,355,789
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                19                 $1,159,590,411
           ----------------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account


                                                                           NUMBER OF                  TOTAL
                                                                           ACCOUNTS                  ASSETS

             registered investment companies: .........................      0                 $0
             other pooled investment vehicles: ..........................    0                 $0
             other accounts: ................................................2                 $1,062,750,477
                                                                                              ---------------


A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

     o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

     o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000




/s/Timothy R. Warrick                                      12/30/05
----------------------------------------                   --------
(Signature of person authorized to sign                     (Date)
    on behalf of the Sub-Advisor)


                               Timothy R. Warrick

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Disciplined LargeCap Blend Fund

                               Jeffrey A. Schwarte

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $693,721,878
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         2            $566,506,423
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           7            $250,486,164
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Jeffrey A. Schwarte                               12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                               Jeffrey A. Schwarte

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Disciplined LargeCap Blend Fund

                                  Mustafa Sagun

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $626,452,789
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         0                 $0
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           9            $273,101,754
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mustafa Sagun                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Mustafa Sagun

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Diversified International Fund

                              Paul H. Blankenhagen

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                   NUMBER OF            TOTAL
                                                                   ACCOUNTS             ASSETS

             registered investment companies:                          2             $782,618,804
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other pooled investment vehicles:                         2            $2,395,734,429
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other accounts:                                            1             $42,847,202
                                                                 --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                      NUMBER OF        TOTAL
                                                                      ACCOUNTS         ASSETS

                registered investment companies:                          0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other pooled investment vehicles:                         0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other accounts:                                           0              $0
                                                                    --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

     o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Paul H. Blankenhagen                              12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                              Paul H. Blankenhagen

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Diversified International Fund

                                   Juliet Cohn

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                     NUMBER OF            TOTAL
                                                                     ACCOUNTS             ASSETS

               registered investment companies:                          2             $782,618,804
                                                                   --------------    -----------------
                                                                   --------------    -----------------
               other pooled investment vehicles:                         2            $2,395,734,429
                                                                   --------------    -----------------
                                                                   --------------    -----------------
               other accounts:                                           3             $126,648,983
                                                                   --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                     NUMBER OF        TOTAL
                                                                     ACCOUNTS         ASSETS

               registered investment companies:                          0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other pooled investment vehicles:                         0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other accounts:                                           0              $0
                                                                   --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 100% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Juliet Cohn                                       12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
   on behalf of the Sub-Advisor)

                                   Juliet Cohn

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Diversified International Fund

                                Christopher Ibach

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF            TOTAL
                                                                       ACCOUNTS             ASSETS

                 registered investment companies:                         2             $782,618,804
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other pooled investment vehicles:                        2             $2,395,734,429
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other accounts:                                          6             $217,443,206
                                                                     --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                    NUMBER OF        TOTAL
                                                                    ACCOUNTS         ASSETS

              registered investment companies:                          0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other pooled investment vehicles:                         0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other accounts:                                           0              $0
                                                                  --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/Christopher Ibach                                  12/30/05
----------------------------------------              --------
(Signature of person authorized to sign                (Date)
     on behalf of the Sub-Advisor)

                                Christopher Ibach

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - Equity Income Fund

                                Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF            TOTAL
                                                                      ACCOUNTS             ASSETS

                registered investment companies:                         10            $4,785,240,981
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other pooled investment vehicles:                         4            $7,664,333,024
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other accounts:                                           4             $229,232,768
                                                                    --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                        NUMBER OF        TOTAL
                                                                        ACCOUNTS         ASSETS

                  registered investment companies:                          0              $0
                                                                      --------------    ---------
                                                                      --------------    ---------
                  other pooled investment vehicles:                         0              $0
                                                                      --------------    ---------
                                                                      --------------    ---------
                  other accounts:                                           0              $0
                                                                      --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


     Principal Investors Fund, Inc. - Government and High Quality Bond Fund

                                 Brad Fredericks

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF            TOTAL
                                                                      ACCOUNTS             ASSETS

                registered investment companies:                          2             $747,480,642
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other pooled investment vehicles:                         1            $1,000,040,851
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other accounts:                                           0                  $0
                                                                    --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                    NUMBER OF        TOTAL
                                                                    ACCOUNTS         ASSETS

              registered investment companies:                          0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other pooled investment vehicles:                         0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other accounts:                                           0              $0
                                                                  --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
              o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Brad Fredericks                                     12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)

                                 Brad Fredericks

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


     Principal Investors Fund, Inc. - Government and High Quality Bond Fund

                                 Lisa A. Stange

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                    NUMBER OF            TOTAL
                                                                    ACCOUNTS             ASSETS

              registered investment companies:                          2             $747,480,642
                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other pooled investment vehicles:                         1            $1,000,040,851
                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other accounts:                                            0                  $0
                                                                  --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                      NUMBER OF        TOTAL
                                                                      ACCOUNTS         ASSETS

                registered investment companies:                          0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other pooled investment vehicles:                         0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other accounts:                                           0              $0
                                                                    --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Lisa A. Stange                                     12/30/05
----------------------------------------              --------
(Signature of person authorized to sign                (Date)
    on behalf of the Sub-Advisor)

                                 Lisa A. Stange

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


   Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                              William C. Armstrong

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                               NUMBER OF                TOTAL
                                                               ACCOUNTS                ASSETS
             registered investment companies:                     3                  $1,681,758,899
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                    5                  $6,280,355,789
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other accounts:                                      15                  $904,534,222
           ------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                               NUMBER OF                TOTAL
                                                               ACCOUNTS                ASSETS
             registered investment companies:                     0                  $0
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                    0                  $0
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other accounts:                                      2                  $1,062,750,477
           ------------------------------------------- --------------------- --------------------------


A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

     o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

     o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/William C. Armstrong                                   12/30/05
----------------------------------------                  --------
(Signature of person authorized to sign                    (Date)
   on behalf of the Sub-Advisor)


                              William C. Armstrong

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)







                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


    Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                                L. Phillip Jacoby

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF            TOTAL
                                                                       ACCOUNTS             ASSETS

                 registered investment companies:                          9            $8,012,195,212
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other pooled investment vehicles:                         15            $2,562,137,250
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other accounts:                                           39            $2,601,995,786
                                                                     --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                   NUMBER OF        TOTAL
                                                                   ACCOUNTS         ASSETS

             registered investment companies:                          0              $0
                                                                 --------------    ---------
                                                                 --------------    ---------
             other pooled investment vehicles:                         0              $0
                                                                 --------------    ---------
                                                                 --------------    ---------
             other accounts:                                           0              $0
                                                                 --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/L. Phillip Jacoby                                   12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
     on behalf of the Sub-Advisor)

                                L. Phillip Jacoby

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


    Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                               Bernard M. Sussman

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF            TOTAL
                                                                      ACCOUNTS             ASSETS

                registered investment companies:                          9            $8,012,195,212
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other pooled investment vehicles:                         15            $2,562,137,250
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other accounts:                                           39            $2,601,995,786
                                                                    --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF        TOTAL
                                                                       ACCOUNTS         ASSETS

                 registered investment companies:                          0              $0
                                                                     --------------    ---------
                                                                     --------------    ---------
                 other pooled investment vehicles:                         0              $0
                                                                     --------------    ---------
                                                                     --------------    ---------
                 other accounts:                                           0              $0
                                                                     --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Bernard M. Sussman                              12/30/05
----------------------------------------           --------
(Signature of person authorized to sign             (Date)
    on behalf of the Sub-Advisor)

                               Bernard M. Sussman

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


   Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                               Timothy R. Warrick

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                         NUMBER OF               TOTAL
                                                                         ACCOUNTS               ASSETS
             registered investment companies:                               3                  $1,681,758,899
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              5                  $6,280,355,789
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                19                 $1,159,590,411
           ----------------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                         NUMBER OF               TOTAL
                                                                         ACCOUNTS               ASSETS
             registered investment companies:                               0                  $0
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              0                  $0
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                2                 $1,1062,750,477
           ----------------------------------------------------- --------------------- --------------------------



A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

     o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

     o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Timothy R. Warrick                                  12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                               Timothy R. Warrick

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


      Principal Investors Fund, Inc. - International Emerging Markets Fund

                               Michael A. Marusiak

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $209,977,592
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         1            $489,858,823
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts                                           11            $454,153,953
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                            0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
         o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $50,001 - $100,000





/s/Michael A. Marusiak                                 12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)

                               Michael A. Marusiak

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


      Principal Investors Fund, Inc. - International Emerging Markets Fund

                                Michael L. Reynal

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $209,977,592
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         1            $489,858,823
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                          11            $454,153,953
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/Michael L. Reynal                                 12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
     on behalf of the Sub-Advisor)

                                Michael L. Reynal

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - International Growth Fund

                                 Steven Larson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $724,983,161
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                          0                 $0
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                            0                 $0
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                            0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Steven Larson                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
   on behalf of the Sub-Advisor)

                                  Steven Larson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - International Growth Fund

                                 John Pihlblad

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          3            $1,517,098,359
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          2             $437,453,420
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/John Pihlblad                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  John Pihlblad

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Inflation Protection Fund

                                Martin J. Schafer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $345,554,757
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $339,898,052
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           3            $120,179,721
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
              o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Martin J. Schafer                                    12/30/05
----------------------------------------                --------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)

                                Martin J. Schafer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Inflation Protection Fund

                                  Gwen Swanger

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $76,190,340
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                          4            $168,457,618
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                            6            $104,376,036
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Gwen Swanger                                      12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                                  Gwen Swanger

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - LargeCap S&P 500 Index Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                   12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
     on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - LargeCap S&P 500 Index Fund

                               Mariateresa Monaco

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          5            $1,284,248,195
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,439,602,694
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mariateresa Monaco                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Mariateresa Monaco

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - LargeCap Value Fund

                                 John Pihlblad

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          3            $1,517,098,359
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          2             $437,453,420
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
         o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/John Pihlblad                                     12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                                  John Pihlblad

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Blend Fund

                                K. William Nolin

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2            $1,148,242,657
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         3            $1,392,188,712
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/K. William Nolin                                 12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                K. William Nolin

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - MidCap S&P 400 Index Fund

                                Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - MidCap S&P 400 Index Fund

                               Mariateresa Monaco

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          5            $1,284,248,195
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,439,602,694
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mariateresa Monaco                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Mariateresa Monaco

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Value Fund

                                Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Value Fund

                              Jeffrey A. Schwarte

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $693,721,878
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         2            $566,506,423
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           7            $250,486,164
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Jeffrey A. Schwarte                              12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Jeffrey A. Schwarte

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - Money Market Fund

                                   Tracy Reeg

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2             $831,126,716
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         1            $3,435,955,845
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Tracy Reeg                                       12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                   Tracy Reeg

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - Money Market Fund

                                Alice Robertson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2             $831,126,716
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         1            $3,435,955,845
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Alice Robertson                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Alice Robertson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Preferred Securities Fund

                                L. Phillip Jacoby

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          9            $8,012,195,212
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                        15            $2,562,137,250
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                          39            $2,601,995,786
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/L. Phillip Jacoby                                12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                L. Phillip Jacoby

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Preferred Securities Fund

                               Bernard M. Sussman

                        Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          9            $8,012,195,212
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                        15            $2,562,137,250
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                          39            $2,601,995,786
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Bernard M. Sussman                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Bernard M. Sussman

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2010 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                            0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2020 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                   12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2030 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2040 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2050 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                                                                              0              $0
                                    other pooled investment vehicles:
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


    Principal Investors Fund, Inc. - Principal LifeTime Strategic Income Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Real Estate Securities Fund

                                  Kelly D. Rush

                      Principal Real Estate Investors, LLC


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $936,190,251
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         9            $79,935,865
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           9            $130,130,042
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS           ASSETS

                                    registered investment companies:                          0                $0
                                                                                        --------------    --------------
                                                                                        --------------    --------------
                                    other pooled investment vehicles:                         0                $0
                                                                                        --------------    --------------
                                                                                        --------------    --------------
                                    other accounts:                                           1            $27,841,497
                                                                                        --------------    --------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Real Estate Investors is a member of Principal Global Investors ("Principal Global"), whose compensation policies and practices apply to Principal's Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

     Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.

     In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/Kelly D. Rush                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Kelly D. Rush

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Short-Term Bond Fund

                                   Zeid Ayer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Zeid Ayer                                        12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                    Zeid Ayer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Short-Term Bond Fund

                                  Craig Dawson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Craig Dawson                                     12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Craig Dawson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Short-Term Bond Fund

                                 Martin Schafer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $345,554,757
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $339,898,052
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           3            $120,179,721
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Martin Schafer                                   12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
     on behalf of the Sub-Advisor)

                                 Martin Schafer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - SmallCap Blend Fund

                                  Todd Sanders

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2             $367,047,430
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         2            $1,761,234,654
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Todd Sanders                                     12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Todd Sanders

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - SmallCap Growth Fund

                               Mariateresa Monaco

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          5            $1,284,248,195
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,439,602,694
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mariateresa Monaco                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
     on behalf of the Sub-Advisor)

                               Mariateresa Monaco

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - SmallCap Value Fund

                                Thomas Morabito

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $115,514,076
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         4            $286,597,154
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $37,901,544
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Thomas Morabito                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Thomas Morabito

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Tax-Exempt Bond Fund

                                  Thomas Catus

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $164,152,814
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         0                 $0
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $19,071,212
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Thomas Catus                                       12/30/05
----------------------------------------              --------
(Signature of person authorized to sign                (Date)
    on behalf of the Sub-Advisor)

                                  Thomas Catus

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund

                                   Zeid Ayer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Zeid Ayer                                        12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                    Zeid Ayer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund

                                  Craig Dawson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                        0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                          0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Craig Dawson                                     12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Craig Dawson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund
                              Name of Fund/Account
                                Lawrence A. Post
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                Principal Investors Fund, Inc. - High Yield Fund
                              Name of Fund/Account
                                Lawrence A. Post
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)






                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund
                              Name of Fund/Account
                                Lawrence A. Post
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio to the extent that Post is managing assets of the Fund.. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                         NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        10            1,376,079,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          55            5,984,517,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         9            1,217,900,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          16            1,176,440,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
      on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund
                              Name of Fund/Account
                                Allan Schweitzer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                Principal Investors Fund, Inc. - High Yield Fund
                              Name of Fund/Account
                                Allan Schweitzer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign
     on behalf of the Sub-Advisor) (Date)


                        (Printed Name of person signing)


                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund
                              Name of Fund/Account
                                Allan Schweitzer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio to the extent that Post is managing assets of the Fund.. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        10            1,376,079,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          55            5,984,517,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         9            1,217,900,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           16            1,176,440,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
     on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



                                  Name of Fund

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

                                                                                                $447,574,892
                                                                                            (excludes PIF Partners
        >>       registered investment companies: .............               2             Large Cap Growth Fund I
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............               4                 $463,402,505
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................               6                 $1,429,899,566
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............         0                               0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............         0                               0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................         0                               0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.







                          /s/Darrell N. Braman
                     (Signature of person authorized       12/28/2005
                  to sign on behalf of the Sub-Advisor)       (Date)


                                Darrell N. Braman
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal INvestors Fund, Inc. -- Partners LargeCap Blend Fund
                                  Name of Fund
                              William J. Stromberg
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         T. Rowe Price Associates, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                  $336,739,358
                                                                                              (excludes PIF
                                                                                               Partners LargeCap
                                                                                               Blend Fund)
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            5                  $1,824,399,777
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            17                 $3,137,747,553
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                         $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                         $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                         $0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.






/s/Darrell N. Braman                                   12/28/2005
----------------------------------------               ----------
(Signature of person authorized to sign                 (Date)
on behalf of the Sub-Advisor)


                               Darrell N. Braman
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        PIF Partners Mid Cap Growth Fund
                              Name of Fund/Account
                           Turner Mid Cap Growth Team
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                        Turner Investment Partners, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Turner uses a team approach to manage each Fund. The Turner Mid Cap Growth Team is comprised of Christopher McHugh (lead manager), William C. McVail and Robert
E. Turner (co-managers). Each portfolio manager has decision-making authority with respect to the daily buy and sell decisions of the Fund's portfolio, with the lead portfolio manager as the final authority.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


Christopher McHugh (lead manager)

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            14                    $2.2 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            31                    $352 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            54                    $3.4 billion
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                 NUMBER OF TOTAL
                                 ACCOUNTS ASSETS

        >>       registered investment companies: ..         0                $0.00
                                                      ----------------    --------------
                                                      ----------------    --------------
        >>       other pooled investment vehicles:..         2             $17 million
                                                      ----------------    --------------
                                                      ----------------    --------------
        >>       other accounts:....................         0                $0.00
                                                      ----------------    --------------




William C. McVail (co-manager)

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            13                    $2.7 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            25                    $269 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            58                    $3.6 billion
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                         $0.00
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      $17 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                         $0.00
                                                                 -----------------------    ------------------------


Robert E. Turner (co-manager)

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                    $3.8 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            26                    $538 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            95                    $7.4 billion
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                         $0.00
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                         $0.00
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      $11 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, related to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

     The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Christopher McHugh (lead manager) - NONE
William C. McVail (co-manager) - NONE
Robert E. Turner (co-manager) - NONE


/s/Calvin Fisher                                  December 30, 2005
---------------------------------                 -----------------
(Signature of person authorized to
sign on behalf of the Sub-Advisor)                       (Date)


                                        Calvin Fisher
                           (Printed Name of person signing)


                      Manager, Mutual Funds Administration
                            (Title of person signing)
                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. Partners SmallCap Growth Fund II
                                  Name of Fund
                            Paul Graham, David Wabnik
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                           UBS Global Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            6                    $839.3 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            6                    $663.93 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            35                    $80.8 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     $55.5 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation received by portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation based on their personal performance. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities. o Annual bonus, tied to individual contributions and investment performance. o UBS equity awards, promoting company-wide success and employee retention. o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     The Portfolio Managers do not own shares of the sub-advised funds .






                       /s/Nicholas Griparich
                -----------------------------------------------
                               December 29, 2005
                         (Signature of person authorized
                  to sign on behalf of the Sub-Advisor) (Date)


                               Nicholas Griparich
                        (Printed Name of person signing)


                               Associate Director
                            (Title of person signing)

                                   Page 3 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. Partners LargeCap Value Fund I
                                  Name of Fund
                John Leonard, Tom Cole, Tom Digenan, Scott Hazen
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                           UBS Global Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            14                   $1.823 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            60                   $12.430 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            23                   $1.344 billion
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............           NONE
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation received by portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation based on their personal performance. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities. o Annual bonus, tied to individual contributions and investment performance. o UBS equity awards, promoting company-wide success and employee retention. o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

     PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for UBS Global Asset Management's senior staff.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     The Portfolio Managers do not own shares of the sub-advised funds .




  /s/Nicholas Griparich
------------------------------------
December 29, 2005
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)


                               Nicholas Griparich
                        (Printed Name of person signing)


                               Associate Director
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners Small Cap Value II
                                  Name of Fund
                                  Mark J. Roach
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

           Vaughan Nelson Investment Management, L.P. (Vaughan Nelson)
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Mark J. Roach is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2002. Before joining Vaughan Nelson, he was a security analyst with USAA Investment Management Company from 2001 to 2002 and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach has 14 years of investment management experience. He has a BA from Baldwin Wallace College and an MBA from the University of Chicago. Mr. Roach has been a member of the Small Cap Value Team for over 3 years. Mr. Roach interacts with the other members of the team on a daily basis to discuss and formulate investment decisions and also, to a lesser extent, shares responsibility for the research and analysis of companies in which to invest.

Please provide the following information as of October 31, 2005.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             12                      299,242,395
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............              8                      110,617,490
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             97                    1,324,221,080
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Partners Small Cap Value II Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Partners Small Cap Value II Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Partners Small Cap Value II Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Partners Small Cap Value II Fund and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm's retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm's operating profit, as defined. Each portfolio management professional's participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

---------------------------------- --------------------------------
Portfolio Manager (s)                  Ownership of Fund Securities
---------------------------------- --------------------------------
---------------------------------- --------------------------------
Chris Wallis                                              NONE
Mark Roach                                                NONE
Scott Weber                                               NONE

----------------------------------- --------------------------------












       /s/Richard B. Faig                               1/18/06
----------------------------------            ------------------
 (Signature of person authorized
to sign on behalf of the Sub-Advisor)                     (Date)


                                 Richard B. Faig
                    ----------------------------------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners Small Cap Value II
                                  Name of Fund
                                 Chris D. Wallis
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

           Vaughan Nelson Investment Management, L.P. (Vaughan Nelson)
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Chris D. Wallis, CFA, is a senior portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 1999. He has 14 years of investment / financial analysis and accounting experience. Mr. Wallis has a BBA from Baylor University and an MBA from Harvard Business School. Mr. Wallis is the lead portfolio manager and has ultimate decision-making authority for the Small Cap Value strategy. He has been lead manager for over 5 years. Mr. Wallis interacts with the other members of the team on a daily basis to discuss and formulate investment decisions and also shares responsibility for the research and analysis of companies in which to invest.

Please provide the following information as of October 31, 2005.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............          10                          251,368,491
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           2                            22,561,062
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................          42                           712,958,376
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Partners Small Cap Value II Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Partners Small Cap Value II Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Partners Small Cap Value II Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Partners Small Cap Value II Fund and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm's retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm's operating profit, as defined. Each portfolio management professional's participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

----------------------------------
Portfolio Manager (s)                            Ownership of Fund Securities
---------------------                           --------------------------------
--------------------                            --------------------------------
Chris Wallis                                              NONE
Mark Roach                                                NONE
Scott Weber                                               NONE

-------------------                             --------------------------------












       /s/Richard B. Faig                                    1/18/06
--------------------------------------            ------------------
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)


                                 Richard B. Faig
                        -------------------------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners Small Cap Value II
                                  Name of Fund
                                 Scott J. Weber
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

           Vaughan Nelson Investment Management, L.P. (Vaughan Nelson)
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Scott J. Webber, CFA, is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2003. Before joining Vaughan Nelson, he was a vice president from 2000 to 2003 of RBC Capital Markets and an associate at Deutsche Bank Alex Brown from 1997 to 2000. Mr. Weber has 9 years of investment management experience and financial analysis experience. He has a BS from the University of the South and an MBA from Tulane University. Mr. Weber has been a member of the Small Cap Value Team since 2004. Mr. Weber interacts with other members of the team on a daily basis to discuss and formulate investment decisions and also shares for the research and analysis of companies in which to invest.

Please provide the following information as of October 31, 2005.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             10                     251,368,491
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             2                       22,531,062
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             42                     712,958,376
                                                                 -----------------------    ------------------------


         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Partners Small Cap Value II Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Partners Small Cap Value II Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Partners Small Cap Value II Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Partners Small Cap Value II Fund and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm's retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm's operating profit, as defined. Each portfolio management professional's participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

-------------------------------------------------
Portfolio Manager (s)       Ownership of Fund Securities
--------------------------- --------------------------------
--------------------------- --------------------------------
Chris Wallis                NONE
Mark Roach                  NONE
Scott Weber                 NONE

--------------------------- --------------------------------












  /s/Richard B. Faig                                             1/18/06
--------------------------------------------           ------------------
(Signature of person authorized to sign                          (Date)
on behalf of the Sub-Advisor)


                                Richard B. Faig
                                ----------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                      PIF Principal Large Cap Blend Fund I
                              Name of Fund/Account
    Matthew E. Megargel, Maya K. Bittar, Jeffrey L. Kripke, Michael D. Rodier
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                       Wellington Management Company, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     Maya K. Bittar

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            15                       3,246.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            14                       1,150.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            37                       3,875.6
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                         668.4
                                                                 -----------------------    ------------------------


     Jeffrey L. Kripke

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                       ACCOUNTS              ASSETS (in millions)

        >>       registered investment companies: .............            13                       3,178.8
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            13                       1,148.5
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            38                       3,584.9
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            5                         518.0
                                                                 -----------------------    ------------------------



     Matthew E. Megargel

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            15                       3,993.1
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            13                       1,191.4
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            35                       3,916.0
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                         709.1
                                                                 -----------------------    ------------------------



     Michael D. Rodier

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            4                         435.1
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            10                       1,000.6
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            74                       3,665.9
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                         374.7
                                                                 -----------------------    ------------------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     Individual investment professionals manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Fund's portfolio managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund ("Investment Professionals") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each portfolio based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other accounts managed by the Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of the Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.



2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in a Management Agreement between Wellington Management and Principal Management Corporation with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund.

     Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its Investment Professionals includes a base salary and incentive components. The base salary for Mr. Megargel, a partner of Wellington Management, is determined by the Managing Partners of the firm. Mr. Megargel's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by their experience and performance in their respective roles. The Investment Professionals' base salaries are reviewed annually and may be adjusted based on the recommendation of their business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the company. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund and generally each other portfolio managed by such Investment Professional. Each Investment Professional's incentive payment relating to the Fund is linked to the gross pre-tax performance of the Fund compared to the S&P 500 Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None for all PMs.



/s/Robert J. Toner                                     February 15, 2006
-------------------------------------                  -----------------
(Signature of person authorized to                         Date
 sign on behalf of the Sub-Advisor)


                                  /s/Robert J. Toner
                                  -------------------
                                    Robert J. Toner



                              Vice President and Counsel